       As filed with the Securities and Exchange Commission on July 15, 1997
                                                                File No. 33-9645
                                                               File No. 811-4881
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Post-Effective Amendment No. 45

                                         and

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                   Amendment No. 47


                                    NORWEST FUNDS
(Formerly "Norwest Advantage Funds" and "Norwest Funds" and prior thereto "Prime Value Funds, Inc.")
                (Exact Name of Registrant as Specified in its Charter)

                                 Two Portland Square
                                Portland, Maine 04101
                       (Address of Principal Executive Office)

          Registrant's Telephone Number, including Area Code: (207) 879-1900


                             Catherine S. Wooledge, Esq.
                            Forum Financial Services, Inc.
                     Two Portland Square, Portland, Maine  04101
                       (Name and Address of Agent for Service)

                             Copies of Communications to:
                              Anthony C.J. Nuland, Esq.
                                   Seward & Kissel
                                 1200 G Street, N.W.
                               Washington, D.C.  20005


                It is proposed that this filing will become effective:

         immediately upon filing pursuant to Rule 485, paragraph (b)
-------
         on [     ] pursuant to Rule 485, paragraph (b)
-------
         60 days after filing pursuant to Rule 485, paragraph (a)(i)
-------
   X     on October 1, 1997 pursuant to Rule 485, paragraph (a)(i)
-------
         75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-------
         on [     ] pursuant to Rule 485, paragraph (a)(ii)
-------
         this post-effective amendment designates a new effective date for a
-------
         previously filed post-effective amendment
-------
Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed a Rule 24f-2 notice for its various portfolios with a May 31 fiscal year end on July 26, 1996.

READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND AND INTERNATIONAL FUND OF REGISTRANT ARE CURRENTLY STRUCTURED AS FEEDER FUNDS. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE REGISTRANTS WHOSE PORTFOLIOS ARE MASTER FUNDS: SCHRODER CAPITAL FUNDS AND CORE TRUST (DELAWARE).

                              CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 404(A))

                                    PART A

   (Prospectus offering Shares of Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest
WealthBuilder II Growth Balanced Portfolio)

Form N-1A
 ITEM NO.            (CAPTION)              LOCATION IN PROSPECTUS (CAPTION)
---------           -----------             --------------------------------
Item 1.  Cover Page                         Cover Page

Item 2.  Synopsis                           Prospectus Summary

Item 3.  Condensed Financial Information    Not Applicable

Item 4.  General Description of
         Registrant                         Prospectus Summary; Investment
                                            Objectives and Policies; and Other
                                            Information - The Trust and Its
                                            Shares

Item 5.  Management of the Fund             Prospectus Summary; Management of
                                            the Portfolios

Item 5A. Management's Discussion of
         Fund Performance                   Performance Information

Item 6.  Capital Stock and
         Other Securities                   Cover Page; Dividends and Tax
                                            Matters; Other Information - The
                                            Trust and Its Shares

Item 7.  Purchase of Securities
         Being Offered                      Purchases and Redemptions of
                                            Shares; How to Buy Shares

Item 8.  Redemption or Repurchase           Purchases and Redemptions of
                                            Shares; How to Sell Shares

Item 9.  Pending Legal Proceedings          Not Applicable

                                CROSS REFERENCE SHEET
                             (AS REQUIRED BY RULE 404(A))

                                        PART B
   (SAI offering Shares of Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio)




Form N-1A                                        Location in Statement of
Item No         (Caption)                    Additional Information (Caption)
---------           -----------             --------------------------------
Item 10. Cover Page                          Cover Page

Item 11. Table of Contents                   Cover Page

Item 12. General Information and History     Prospectus

Item 13. Investment Objectives and Policies  Investment Policies; Investment
                                             Limitations

Item 14. Management of the Fund              Management; Management and
                                             Administrative Services

Item 15. Control Persons and Principal
         Holders of Securities               Additional Information about the
                                             Trust; and the Shareholders of
                                             the Fund -- Shareholding

Item 16. Investment Advisory and Other
         Services                            Investment Advisory Services

Item 17. Brokerage Allocation and
         Other Practices                     Portfolio Transactions

Item 18. Capital Stock and Other
         Securities                          Additional Information about the
                                             Trust; and the Shareholders of
                                             the Fund -- Shareholding

Item 19. Purchase, Redemption and Pricing
          of Securities Being Offered        Additional Purchase, Redemption
                                             and Exchange Information

Item 20. Tax Status                          Taxation

Item 21. Underwriters                        Portfolio Transactions

Item 22. Calculation of Performance Data     Manager and Administrator

Item 23  Financial Statements                Additional Information about the
                                             Trust and the Shareholders of the
                                             Fund-- Financial Statements

                                             Norwest WealthBuilder II Portfolios




                                   October 1, 1997



                      NORWEST WEALTHBUILDER II GROWTH PORTFOLIO

                 NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO

                  NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO


--------------------------------------------------------------------------------



                                   Not FDIC Insured

                                  TABLE OF CONTENTS

  PROSPECTUS SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Highlights of the Portfolios . . . . . . . . . . . . . . . . . . . . . .
  Investment Objectives. . . . . . . . . . . . . . . . . . . . . . . . . .
  Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . . .
  Portfolio Structures . . . . . . . . . . . . . . . . . . . . . . . . . .
  Investment Advisers. . . . . . . . . . . . . . . . . . . . . . . . . . .
  Portfolio Management and Administration. . . . . . . . . . . . . . . . .
  Portfolio Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  How to Buy and Sell Shares . . . . . . . . . . . . . . . . . . . . . . .
  Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Shareholder Features . . . . . . . . . . . . . . . . . . . . . . . . . .
  Dividends and Distributions. . . . . . . . . . . . . . . . . . . . . . .
  Certain Investment Considerations and Risk Factors . . . . . . . . . . .
  How the Portfolios Can Help You Meet Your Investment Needs . . . . . . .
  Information About the Portfolios . . . . . . . . . . . . . . . . . . . .
  Types of Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . .
  Expense Information. . . . . . . . . . . . . . . . . . . . . . . . . . .
  INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . .
  Investment Objectives. . . . . . . . . . . . . . . . . . . . . . . . . .
  Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . . . .
  Additional Investment Policies and Risk Considerations . . . . . . . . .
  MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . .
  PURCHASES AND REDEMPTIONS OF SHARES. . . . . . . . . . . . . . . . . . .
  General Purchase Information . . . . . . . . . . . . . . . . . . . . . .
  HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Minimum Investment . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Purchase Procedures. . . . . . . . . . . . . . . . . . . . . . . . . . .
  Subsequent Purchases . . . . . . . . . . . . . . . . . . . . . . . . . .
  Account Application. . . . . . . . . . . . . . . . . . . . . . . . . . .
  General Information. . . . . . . . . . . . . . . . . . . . . . . . . . .
  HOW TO SELL SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .
  General Information. . . . . . . . . . . . . . . . . . . . . . . . . . .
  Redemption Procedures. . . . . . . . . . . . . . . . . . . . . . . . . .
  Other Redemption Matters . . . . . . . . . . . . . . . . . . . . . . . .
  OTHER SHAREHOLDER SERVICES . . . . . . . . . . . . . . . . . . . . . . .
  Exchanges. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Automatic Investment Plan. . . . . . . . . . . . . . . . . . . . . . . .
  Retirement Account . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Automatic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . . .
  Reopening Accounts . . . . . . . . . . . . . . . . . . . . . . . . . . .
  DIVIDENDS AND TAX MATTERS. . . . . . . . . . . . . . . . . . . . . . . .
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Tax Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  OTHER MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  Determination of Net Asset Value . . . . . . . . . . . . . . . . . . . .
  Performance Information. . . . . . . . . . . . . . . . . . . . . . . . .
  The Trust and Its Shares . . . . . . . . . . . . . . . . . . . . . . . .

UNDERSTANDING THIS PROSPECTUS: References to "you" and "your" in this Prospectus refer to current shareholders and/or prospective investors, and references to "we", "us", "our" refer to the Portfolios or the Trust, as the context may indicate.

                                   OCTOBER 1, 1997



Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are separate investment portfolios of mutual funds designed to offer you access to professionally managed mutual funds from well-known fund groups. Each Portfolio seeks to achieve its objective by allocating its assets among a number of affiliated and non-affiliated funds ("Underlying Funds"). Each Portfolio is diversified across asset classes, including key components of stock funds, for growth potential, and bond and money market funds, for decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of Underlying Funds based upon changing markets and advantageous risk/return characteristics of various asset classes. The main differences among the Portfolios is the proportion a Portfolio has invested in stock funds and their respective investment styles, which provide you with different levels of risk exposure for your investment. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds. INVESTMENTS IN THE MUTUAL FUNDS MAY RESULT IN GREATER EXPENSES THAN YOU WOULD INCUR IF YOU WERE TO INVEST DIRECTLY INTO THE SAME MUTUAL FUNDS. The Portfolios are diversified series of Norwest Advantage Funds (the "Trust"), an open-end management investment company.

-  Norwest WealthBuilder II Growth Portfolio seeks long-term capital
-    appreciation with no emphasis on income.
-  Norwest WealthBuilder II Growth Portfolio seeks long-term capital
-    appreciation with a secondary emphasis on income.
-  Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of
-    capital appreciation and income by investing the portfolio's assets
-    between stock and bond investments.

This Prospectus provides you with concise information about the Portfolios and the Trust that you should know before you invest. Please read it carefully, and retain it for future reference. A Statement of Additional Information ("SAI") dated October 1, 1997, as amended from time to time, containing additional information about the Portfolios, has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is available for reference on the SEC's Web Site (http://www.sec.gov) is incorporated into this Prospectus by reference. You may obtain a copy of the SAI without charge by contacting the Trust's distributor, Forum Financial Services, Inc., at Two Portland Square, Portland, Maine 04101 or by calling [(207) 879-0001.] Investors should read this Prospectus and retain it for future reference.

MUTUAL FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, FEDERAL RESERVE SYSTEM OR ANY OTHER GOVERNMENT AGENCY AND ALSO ARE NOT OBLIGATIONS, DEPOSITS OR ACCOUNTS OF, OR ENDORSED OR GUARANTEED BY, NORWEST BANK MINNESOTA, N.A. OR ANY OTHER BANK OR BANK AFFILIATE.

AN INVESTMENT IN SHARES OF ANY MUTUAL FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS SUMMARY

HIGHLIGHTS OF THE PORTFOLIOS

THE FOLLOWING SUMMARY IS QUALIFIED IN ITS ENTIRETY BY THE MORE DETAILED INFORMATION CONTAINED IN THIS PROSPECTUS.

INVESTMENT OBJECTIVES

Norwest WealthBuilder II Growth Portfolio seeks long-term capital appreciation with no emphasis on income.
Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.
Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of capital appreciation and income by investing the portfolio's assets between stock and bond investments.

INVESTMENT POLICIES

Each Portfolio seeks to achieve its investment objective by investing in a diverse mix of "Underlying Funds", which consist of affiliated and non-affiliated, open-end, management investment companies or series thereof.
For affiliated funds, Norwest Investment Management, Inc. ("Norwest") acts as investment adviser and, in most cases, affiliates of Norwest act as investment subadviser. (See "Management -- Investment Advisory Services".) In addition, each Portfolio may invest its short-term cash in repurchase agreements. You may choose to invest in one or more of the Portfolios based on your personal investment goals, risk tolerance and financial circumstances. (See "Investment Objectives and Management Policies".)

PORTFOLIO STRUCTURES

Each Portfolio seeks to achieve its investment objective by investing in a number of Underlying Funds. Each Underlying Fund invests using a different investment objective and a different investment style.

INVESTMENT ADVISERS

Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"), serves as each Portfolio's investment adviser. Norwest also serves as the investment adviser for each of the affiliated Underlying Funds. Norwest provides investment advice to various institutions, pension plans and other accounts and, as of June 30, 1997, with its affiliates, managed over $42.6 billion in assets. (See "Management - Investment Advisory Services".)

Norwest Bank serves as the Portfolios' transfer and dividend disbursing agent and custodian. (See "Management - Shareholder Servicing and Custody" and "- Management, Administration and Distribution Services".)
Norwest is paid an investment advisory fee directly by each Portfolio for its services with respect to allocating and monitoring the investment of each Portfolio's assets in Underlying Funds and direct instruments.

PORTFOLIO MANAGEMENT AND ADMINISTRATION

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Serves as the Portfolios' manager and distributor of the Portfolios' shares. Forum Administrative Services, Limited Liability Company ("FAS") provides administrative services for each Portfolio. (See "Management - Management, Administration and Distribution Services".)

PORTFOLIO SHARES

The Portfolios' Class C shares are sold at net asset value plus an initial sales charge of up to 1.50%. The sales charges may be reduced or waived for certain purchases. (See "Reduced or No Initial Sales Charge".) The Portfolios' Class C shares are subject to a distribution fee at the annual rate of 0.75% of the average daily net assets of the Portfolio's Class C shares.

HOW TO BUY AND SELL SHARES

You may purchased or redeem shares by mail, by bank wire, and through your broker-dealer or other financial institution. The minimum initial investment in Norwest WealthBuilder II is $25,000. There is a $500 minimum subsequent investment, except for IRA and systematic investing where the minimum subsequent investment is reduced to $150. (See "How to Buy Shares" and "How to Sell Shares".)

EXCHANGES

You may exchange your shares for shares of other Norwest WealthBuilder II Portfolios at the respective net asset values next determined. (See "Other Shareholder Services - Exchanges".)

SHAREHOLDER FEATURES

Each Portfolio offers you an Automatic Investment Plan, Automatic Withdrawal Plan and Directed Dividend Option. Your purchases of shares may be eligible for a Reinstatement Privilege. (See "Other Shareholder Services".)

DIVIDENDS AND DISTRIBUTIONS

You will receive dividends based on the net investment income and distributions of any net capital gain of each Portfolio once each year. We reinvest your dividends and distributions in additional Portfolio shares unless you elect to have them paid in cash. (See "Dividends and Tax Matters".)

CERTAIN INVESTMENT CONSIDERATIONS AND RISK FACTORS

There can be no assurance that a Portfolio will achieve its investment objective, and each Portfolio's net asset value and total return will fluctuate based upon changes in the value of its portfolio of investment securities. Upon redemption, an investment in a Portfolio may be worth more or less than its original value.

The Portfolios seek to reduce the risk of your investment by diversifying among different assets classes and among different fund managers. Holding a diversified portfolio of mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. You still have the risks of investing in the various asset classes, such as market risks related to stocks and bonds. The Portfolios are designed, however, to provide you with a single investment that offers diverse asset classes, fund management, and fund categories.

Stock risk relates to the possibility that stock prices and, therefore stock funds, will decline over time. Smaller company and international stocks, and therefore the mutual funds that invest in these stocks, offer additional risks beyond general stock risk. Bond risk relates to the possibility that the market value of bonds, and therefore bond funds, will decline over time because of changes in market interest rates or an issuer's ability to meet its repayment obligations.

Certain investment techniques used by certain of the Underlying Funds may entail additional risks, such as the potential use of leverage through borrowings, securities lending and other investment techniques. (See "Investment Objectives and Policies - Additional Investment Policies and Risk Considerations".)

HOW THE PORTFOLIOS CAN HELP YOU MEET YOUR INVESTMENT NEEDS

If you are looking for a simple means of investing for broad diversification among actively managed mutual funds in a single, convenient investment, the Norwest WealthBuilder II Portfolios may be appropriate for you. Our professional management team reviews, analyzes, selects and monitors the portfolio of Underlying Funds for you.

ASSET ALLOCATION STRATEGY.. A primary feature of each Portfolio is diversification among asset classes. Commonly referred to as "asset allocation," this strategy can minimize the risks of investing in a single security or single class of securities while potentially increasing returns. Because the performance of asset categories does not always move in the same direction at the same time, investing in a mix of asset classes can help improve performance and reduce volatility.

Through asset allocation, the investment adviser selects Underlying Funds to represent a broad spectrum of investment options for the Portfolios. The stock, bond and money market fund allocations and the range of investments are based on the degree to which the Underlying Funds (and any direct investments) selected are expected in combination to be appropriate for a Portfolio's particular investment objective. As a result of appreciation or depreciation, change in market factors or otherwise, the percentage of a Portfolio's assets invested in various Underlying Funds may vary from the market-neutral position set forth above.

The Portfolios are for investors who prefer to be invested in a comprehensive portfolio diversified across major asset classes and investment styles and who want professional, active management of a portfolio of Underlying Funds from well-known fund families. The Portfolios are suitable for intermediate or long-term investing, as well as retirement savings (including IRAs and other retirement plans). The Portfolios are designed to provide exposure to the growth potential of the stock market with different levels of risk. The primary difference between the Portfolios is the proportion typically invested in domestic and foreign stock funds and various investment styles, providing you with a choice in the level of risk exposure to stock markets.

INFORMATION ABOUT THE PORTFOLIOS

The Portfolios offer you access to continuously managed portfolios of mutual funds with less volatility than investments in just stock funds by diversifying among three asset categories. The Portfolios can provide you with different levels of exposure to the growth potential of the stock market.

TYPES OF UNDERLYING FUNDS

INVESTMENT COMPANIES. The Portfolios will normally invest in open-end management investment companies or "mutual funds" or series thereof. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. Each Portfolio may hold certain securities directly.

STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks and international stocks.

BOND FUNDS. Bond funds invest primarily in debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments.

MONEY MARKET FUNDS. The Portfolios may invest in Underlying Funds that are money market funds, which means that the fund invests in U.S.-dollar denominated short-term money market instruments that the Underlying Funds' investment adviser has determined present minimal credit risk. Under normal circumstances and to the extent permitted by SEC order or interpretation, the Portfolios will invest their money market fund investments in affiliated money market Underlying Funds. The Portfolios may also invest directly in these instruments. The eligible instruments include: commercial paper, certificates of deposits and time deposits issued by large banks, repurchase agreements and U.S. Government securities.

EXPENSE INFORMATION

Shareholder Transaction Expenses and Annual Portfolio Operating Expenses tables are to assist you in understanding the fees and expenses you pay in buying or selling a Portfolio's Class C shares. The tables do not reflect the operating expenses and investment advisory fees of the Underlying Funds.

SHAREHOLDER TRANSACTION EXPENSES

Sales Charge on Purchases                    1.50%(1)
Deferred Sales Charge or
  Redemption Fees                            None
Exchange Fees                                None

ANNUAL PORTFOLIO OPERATING EXPENSES(2)
(as a percentage of average daily net assets)

Advisory Fee (fund selection and asset allocation services)           0.35%
12b-1 Fees(3)                                                         0.75%
Other Expenses (after fee waivers and expense reimbursements)(4)      0.15%
                                                                      -----

TOTAL PORTFOLIO OPERATING EXPENSES (after fee waivers
     and expenses reimbursements) (5)                                 1.25%

(1)  Reduced sales charges are available.  See
(2) For a further description of the various expenses associated with investing in the Portfolios, see "Management" and "Portfolio Expenses". The table is based on estimated expenses for the Portfolios' first fiscal year of operations ending May 31, 1998. To the extent a Portfolio invests all or a portion of its assets in various Underlying Funds (each of which bears its own expenses), these Portfolios indirectly bear their pro rata portion of the expenses of such Underlying Funds.
(3) The Underlying Funds in which a Portfolio invests may charge a Rule 12b-1 fee; in which event, shareholders of the Portfolio indirectly bear that expense.
(4) Other Expenses include Transfer and Shareholder Service Agent fees payable to Norwest Bank, which currently receives remuneration from fund companies participating in WealthBuilder II of 0.25% per annum of assets of a Norwest WealthBuilder II Portfolio invested in an Underlying Fund.
     Norwest and Norwest Bank provides investment advisory and other services to affiliated Underlying Funds and receive compensation from them.
     In light of this remuneration and compensation, Norwest Bank has agreed, through at least May 31, 1999, to waive the Portfolios' Transfer and Shareholder Service Agent fees, which normally total 0.25%. After that date, the fee waiver may be terminated, modified or continued. (See "Expenses" for information regarding the expenses for the Portfolios.)
(5) Without waivers and reimbursements, Other Expenses and Total Portfolio Operating Expenses would be 0.40% and 1.50%, respectively. Except as otherwise noted, expense reimbursements and fee waivers are voluntary and may be reduced or eliminated at any time.

EXAMPLE

The following Expense Example indicates the expenses you would pay on a $1,000 investment in a Portfolio's Class C shares assuming: (1) a 5% annual return, and (2) reinvestment of all dividends and distributions. THIS IS ONLY AN EXAMPLE AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURN. ACTUAL EXPENSES AND RETURN MAY BE GREATER OR LESS THAN INDICATED. The 5% annual return neither predicts nor represents a Portfolio's projected returns; rather, it is required by government regulation.


                                             1 Year         3 Years        5 Years        10 Years
----------------------------------------------------------------------------------------------------
NORWEST WEALTHBUILDER II HIGH GROWTH PORTFOLIO
  C shares
     Assuming redemption
       at the end of the period              $28            $54            $83            $164
NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
  C shares
     Assuming redemption
       at the end of the period              $28            $54            $83            $164
NORWEST WEALTHBUILDER II GROWTH AND
  INCOME BALANCED PORTFOLIO
     C shares
        Assuming redemption
          at the end of the period           $28            $54            $83            $164



The purpose of the table above is to help you understand the various costs and expenses that you bear directly or indirectly through investing in the Portfolios. (See "Management" and "Portfolio Expenses" for further information.)

INVESTMENT OBJECTIVES AND POLICIES

There can be no assurance that a Portfolio or an Underlying Fund will achieve its investment objective.

INVESTMENT OBJECTIVES.

Norwest WealthBuilder II Growth Portfolio seeks capital appreciation with no emphasis on income.
Norwest WealthBuilder II Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.
Norwest WealthBuilder II Growth Balanced Portfolio seeks a balance of growth of capital appreciation and income by investing the portfolio's assets between stock and bond investments.

INVESTMENT POLICIES.

Each Portfolio invests in a combination of Underlying Funds (See "Types of Underlying Funds" below) and, subject to the Portfolio's investment objective, seeks to maintain different allocations between those types of funds depending on changing markets and favorable risk/return characteristics of the various asset classes. Allocating investments among stock, bond and money market funds permits each Portfolio to attempt to optimize performance consistent with its investment objective. The chart below illustrates each Portfolio's market-neutral position with regard to its investments in stock, bond and money market funds without adjustments based on market conditions or other factors:

NORWEST WEALTHBUILDER II FUNDS       NEUTRAL POSITION      INVESTMENT RANGE
--------------------------------   --------------------  --------------------
WBII GROWTH FUNDS
Stock Funds                               98.50%              97%-100%
   Domestic Large Company                 49.00%              20%-90%
   Domestic Small Company                 20.00%               5%-50%
   International                          29.50%               5%-55%
Money Market Funds                         1.50%               0%-3%

WBII GROWTH & INCOME FUND
Stock Funds                               98.50%              97%-100%
   Domestic Large Company                 70.00%              50%-90%
   Domestic Small Company                 14.25%               5%-30%
   International                          14.25%               5%-30%
Money Market Funds                         1.50%               0%-3%

WBII GROWTH BALANCED FUND
Stock Funds                               64.25%              45%-85%
Bond Funds                                34.25%              15%-55%
Money Market Funds                         1.50%               0%-3%

Under normal market conditions, we will invest at least 65% of each Portfolio's total assets in the various types of funds described above. Stock funds are funds which invest primarily in common stocks or securities convertible into or exchangeable for common stock, including domestic stocks and stocks of foreign issuers from developed or emerging countries. Bond funds are funds which invest primarily in long or short-term government or corporate bonds and other fixed income securities, including securities issued, guaranteed or insured by the U.S. Government or its agencies or instrumentalities. Money market funds are funds which invest in short-term money market instruments. To the extent the Portfolios focus their investment in only a few Underlying Funds, the Portfolios may be exposed to greater risk than if the Portfolios were to invest in a greater number of Underlying Funds. Assets that are not invested in stock funds, bond funds and money market funds may be invested in other types of funds and directly in domestic and foreign securities and other instruments.

The Investment Adviser attempts to identify and select diversified portfolios of funds based on an analysis of many factors. In the fund selection process, the Investment Adviser uses quantitative techniques to analyze and rank potential Underlying Funds based on their historic total return, volatility and operating expenses over various time periods. The second step of the process involves a review of potential Underlying Funds' investment objectives and policies. Potential Underlying Funds which rank the highest by these criteria will then be subject to further qualitative and quantitative evaluation of size, management, portfolio holdings, investment practices and policies, investment style of the funds and their managers, and other factors prior to their purchase by the Portfolios.

POLICIES AND RISK FACTORS. The 1940 Act currently provides that each Portfolio may not purchase the securities of an underlying fund if, as a result, the Portfolio, together with its affiliates, would own more than 3% of the total outstanding securities of that underlying fund. Thus, each Portfolio's ability to invest in shares of certain Underlying Funds could be restricted and the Investment Adviser may have to select alternative investments.

The selection of affiliated funds is subject to the Investment Adviser's insight and judgment and the same conditions and criteria that apply to the selection of unaffiliated funds, except that the Portfolios will ordinarily invest all of their assets allocated to money market funds in affiliated money market funds.

To seek to enhance each Portfolio's overall performance, the Investment Adviser applies sophisticated quantitative techniques, valuation formulas and optimization procedures to assess the relative attractiveness of each asset class. After identifying the most and least attractive asset classes, consideration is given to the expected returns and risks before deciding which areas, if any, to overweight or underweight.

ASSET ALLOCATION STRATEGY: Each Portfolio seeks to meet its investment objective by investing in a different mix of stock funds, bond funds and money market funds. The Financial Analysts Journal: Brinson, Singer, Beebower:
May-June 1991, states that research shows that the greatest impact on investment returns is due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds. A study of the performance of pension funds indicated that over 90% of the performance was determined by asset mix.

PORTFOLIO ALLOCATION STRATEGY. The Investment Adviser seeks to enhance the overall risk/return performance of the Portfolios by utilizing both a Tactical Asset Allocation Model and a Tactical Equity Allocation Model. Both models are proprietary to Norwest. The Tactical Asset Allocation Model is a disciplined stock/bond allocation model which is employed in balanced portfolios to improve the return and risk performance of the portfolio by shifting assets toward the "cheaper" asset when a compelling mispricing in valuation exists. The allocation model measures the deviation from normal historical spreads between the expected return of stocks versus bonds, which provides a probability of outperformance. If the stock/bond spread becomes "abnormal", assets are shifted to the more attractive asset until the markets correct relative to each other. If the stock/bond spread remains within the "normal" range, the asset mix remains at the targeted base mix. Portfolios are rebalanced to the appropriate targeted mix when a 5% deviation from target is reached. The Tactical Equity Allocation Model is a dynamic, multi-style asset allocation discipline which emphasizes portfolio return. The active management discipline aims to identify fundamental market conditions under which certain equity classes and styles can sustain superior performance relative to other equity classes and styles. By combining both fundamentals and momentum, the Tactical Equity Allocation Model tends to minimize the number of portfolio shifts, while capitalizing on significant periods of relative outperformance between competing equity classes and styles, including domestic vs. international, large cap vs. small cap, and value vs. growth.

The Portfolios are diversified investment companies, and many of the Underlying Funds also are diversified funds. The level of diversification the Portfolios obtain from being invested in a number of Underlying Funds reduces the risk associated with an investment in a single Underlying Fund. This risk is further reduced because each Underlying Fund's investments are also spread over a range of issuers and industries.

The Portfolios will not invest 25% or more of their assets in Underlying Funds that concentrate their investments in any one industry. The Portfolios may indirectly invest 25% or more of their assets in one industry, however, if the Underlying Funds invest their assets in the same industries. Because the scope of investment alternatives within an industry is limited, the value of the shares of an Underlying Fund that is concentrated may be subject to greater market fluctuation than an investment in a fund which invests in a broader range of securities. In addition, the Underlying Funds may use certain investment strategies, such as trading in options and futures, which may also involve increased risks to the Portfolios.

Under certain circumstances, an Underlying Fund may determine to make payment of redemption by a Portfolio wholly or in part by an in-kind distribution of securities from its portfolio in lieu of cash. In such cases, the Portfolio may hold the securities distributed by an Underlying Fund until the investment adviser determines that it is appropriate to dispose of such securities. Investment decisions for the Underlying Funds are made independently of the Portfolios and their investment adviser. One Underlying Fund, therefore, may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. The result would be an indirect cost to a Portfolio without accomplishing any investment purpose. The Portfolios may purchase shares of no-load funds that are available without a transaction fee and load funds that are available to the Portfolios without a sales charge.

STOCK FUNDS. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks and international stocks.

Large company stock funds are those that normally select their investments from a universe of U.S. companies with large and mid-size market capitalization. These companies' market capitalization currently ranges from about $1.5 billion to over $100 billion. Many of these companies' stocks are included in the Standard & Poor's 500(R) Index, a widely recognized, unmanaged index of common stock prices. The Underlying Funds that invest in these stocks, and therefore the Portfolios, are exposed to stock-market risk. Stock prices may decline over short or even long periods. While past performance is no guarantee of future results, a diverse portfolio of large company stock funds, each with a diverse portfolio of stocks representing various industries, would tend to reduce stock market risk.

Small company stock funds are funds that select investments from a universe of companies with a market capitalization below that of the large and mid-size company universe. The market capitalization of these companies currently ranges from approximately $1.5 billion down to about $100 million or less. Small company stocks have historically been characterized by greater total returns, greater volatility of price and returns, and lower dividend yields than large company stocks. The greater price volatility of small company stocks may be the result lower market liquidity or less publicly available information than large company stocks. There may also be fewer investors who monitor the activities of small companies than investors who monitor the activities of large companies. While past performance is no guarantee of future results, a diverse portfolio of small company stock funds, each with a diverse portfolio of stocks representing various industries, would tend to reduce market risk.

International stock funds generally invest substantially in the stocks or securities of foreign issuers. The Portfolios' investment in international stock funds involves risks similar to those of investing in a portfolio of foreign stocks. Foreign stocks are issued by publicly traded companies from countries around the world, excluding the United States. The Underlying Funds' investments will often be denominated in foreign currency, with the value of these investments affected by changes in currency exchange rates versus the U.S. dollar in addition to normal market fluctuations. The rate of exchange between the U.S. dollar and foreign currencies is determined by the forces of supply and demand in foreign exchange markets, by changes in interest rates, as well as by political and economic factors. Other risks and considerations of international investing include: differences in accounting, auditing and financial reporting standards; generally higher transaction costs on foreign portfolio transactions; small trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on portfolio holdings, which may reduce dividend income payable to shareholders; the possibility of expropriation, nationalization or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital. These international investment risks are present when investing in both developed and developing emerging markets. Some of the Underlying Funds may attempt to hedge against currency fluctuations by entering into currency futures, options or forward contracts. The risks of such investments are discussed below.

As a portion of their foreign stock fund allocations and subject to its investment objective, a Portfolio may invest up to 5% of its net assets in Underlying Funds that invest primarily in developing or emerging market countries. These countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed market countries. A developing or emerging market country generally is considered to be in the initial stages of industrialization. The risks of investing in developing or emerging markets are similar to but greater than the risks of investing in developed international markets.

As a part of their stock fund allocations, the Portfolios may also invest in Underlying Funds that invest primarily in stock of issuers located throughout the world, including the United States. As these funds may invest in both developed and emerging market countries, they share the risks associated with investments in both markets, as discussed above. In addition, because these funds may also invest in the United States, they expose a Portfolio to the risks associated with investing in stock of U.S. issuers.

BOND FUNDS: Bond funds seek current income and invest primarily in short- or longer-term U.S. government obligations, investment-grade corporate-debt obligations, and highly rated asset-backed securities. The U.S. government debt securities in which the Underlying Funds may invest are issued or guaranteed by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises, and include bills, notes, bonds, discount notes and stripped government securities. Not all obligations issued or guaranteed by U.S. Government agencies, instrumentalities and government-sponsored enterprises are backed by the full faith and credit of the United States. If it were not obligated to do so, there can be no assurance that the U.S. Government would provide financial support for obligations issued by its agencies, instrumentalities and government-sponsored enterprises.

The Underlying Funds may also invest in bonds having floating- or fixed-interest rates. The Portfolios will only select Underlying Funds that invest primarily in U.S. government and/or investment-grade corporate-debt obligations.

Asset-backed securities, including mortgage-related securities, may also be included in the Underlying Funds' portfolios. Asset-backed securities are secured by company receivables, home equity loans, truck and auto loans, leases and credit card receivables. The collateral backing asset-backed securities cannot be foreclosed upon. Mortgage-backed securities are securities collateralized by pools of mortgage loans and are assembled by various governmental agencies and government-sponsored enterprises, such as GNMA, FNMA and FHLMC. When interest rates decline, there is an increased likelihood that the mortgages underlying a mortgage-backed security will be pre-paid, resulting in the loss of any unamortized premium paid for the securities and the probability of having to reinvest the proceeds at lower rates. The bond category also includes repurchase agreements collateralized by eligible investments. The Portfolios will not select Underlying Funds that invest primarily in non-investment grade asset-backed obligations.

The market value of the Underlying Funds' debt investments changes in response to interest-rate fluctuations and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise; conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.
Changes in the rating of any debt security by an NSRSO and in the ability of an issuer to make payments of interest and repayments of principal also affect the value of these investments. Except under default conditions, changes in the value of portfolio securities do not affect cash income derived from these securities but do affect the Underlying Funds' net asset values.

A portion of a Portfolio's assets may be invested in "balanced funds," which are funds that normally seek to invest substantial portions of their assets in both stocks and bonds or preferred stock. Generally, a balanced fund must invest at least 25% of its assets in fixed income senior securities. A Portfolio's investment in a balanced fund exposes the Portfolio to the risks, described above, of an investment in both a stock fund and a bond fund, because balanced funds invest in both of these instruments. The stock portion of a balanced fund has the risks associated with a stock fund; the bond portion has the risks associated with a bond fund. Each Portfolio may invest more than 5% of its assets in balanced funds.

MONEY MARKET FUNDS. The Portfolios may invest in Underlying Funds that are money market funds, which means that the fund invests in U.S.-dollar denominated short-term money market instruments that the Underlying Funds' investment adviser has determined present minimal credit risk. Under normal circumstances and to the extent permitted by SEC order or interpretation, the Portfolios will invest their money market fund investments in affiliated money market Underlying Funds. The Portfolios may also invest directly in these instruments. The eligible instruments include:

1. Bank certificates of deposit, time deposits or bankers' acceptances of domestic banks (including their foreign branches), U.S. branches of foreign banks and foreign branches of foreign banks, having capital, surplus and undivided profits in excess of $100 million.

2. Commercial paper rated in one of the two highest rating categories by an NRSRO, or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.

3. Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

4. Repurchase agreements involving obligations that are suitable for investment under the categories set forth above.

CLOSED-END FUNDS. A closed-end fund is a fund with a fixed number of shares. While an open-end investment company must redeem at net asset value its shares when tendered for redemption by a shareholder, a closed-end investment company is not so required. Instead, shares of closed-end investment companies trade on exchanges and over the counter like conventional stocks.

Shares of a closed-end investment company may, and typically do, trade at a discount. In addition, there may be no readily available market for closed-end investment company shares, in which case the shares are generally considered illiquid and subject to a Fund's restriction on holding illiquid securities.

Consistent with each Portfolio's investment objective and policies and under the general supervision of the Trust's Board of Trustees, the investment adviser has the authority to select for a Portfolio what it believes is the optimal combination of Underlying Funds at any time deemed appropriate, including in response to market and other conditions. In addition, the Investment Adviser may, at any time, invest a Portfolio's assets in an Underlying Fund that is different from or in addition to those presently used.

BORROWING. As a fundamental policy, each Portfolio may borrow money from banks or by entering into reverse repurchase agreements and will limit borrowings to amounts not in excess of 33 1/3% of the value of the Portfolio's total assets. Borrowing for other than temporary or emergency purposes or meeting redemption requests is not expected to exceed 5% of the value of any Portfolio's assets. Irrespective of the Portfolio's policy on borrowings, each Portfolio may enter into reverse repurchase agreements as described above (transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date).

LENDING. A Portfolio may lend its investment securities to brokers, dealers and financial institutions for the purpose of realizing additional income. The total market value of securities loaned will not at any time exceed 25% of the value of the total assets of the Portfolio. The risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Portfolio's investment adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

ILLIQUID SECURITIES. No Portfolio may invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and include, among other things, repurchase agreements not entitling the holder to payment within seven days and restricted securities (other than those determined to be liquid pursuant to guidelines established by the Board or Core Board). Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and/or delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and, thereby, might experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

An institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"), including repurchase agreements and foreign securities. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act, the investment adviser may determine that such securities are not illiquid securities under guidelines adopted by the Board. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

REPURCHASE AGREEMENTS AND LENDING OF PORTFOLIO SECURITIES. Each Portfolio may enter into repurchase agreements and may lend securities from its portfolio to brokers, dealers and other financial institutions. These investments may entail certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty in these transactions or a counterparty defaulted on its obligations, a Portfolio may have difficulty in exercising its rights to the underlying securities, may incur costs and experience time delays in disposing of them and may suffer a loss.

Repurchase agreements are transactions in which a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price and future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. When a Portfolio lends a security, it receives payment from the borrower or interest from investing cash collateral. The Trust maintains possession of the purchased securities and the collateral in lending transactions, the total market value of which on a continuous basis is at least equal to the repurchase price or value of securities loaned, plus accrued interest. The Portfolios may pay fees to arrange securities loans and each Portfolio will limit securities lending to not more than 33 1/3% of the value of its total assets.

Each Portfolio may invest a certain portion of its cash reserves in repurchase agreements or an affiliated money market Underlying Fund. A reserve position provides flexibility in meeting redemptions, expenses and the timing of new investments and serves as a short-term defense during periods of unusual volatility.

PORTFOLIO TURNOVER. The Portfolios anticipate that their annual portfolio turnover rate will not exceed 100%, however, there is no limit on the Portfolios' or the Underlying Funds' portfolio turnover rates.

ADDITIONAL INVESTMENT POLICIES AND RISK CONSIDERATIONS

Each Portfolio's investment objective and fundamental investment policies may not be changed without approval of the holders of a majority of the Portfolio's outstanding voting securities. A majority of outstanding voting securities means the lesser of 67% of the shares present or represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are present or represented, or more than 50% of the outstanding shares. Except as otherwise indicated, investment policies of each Portfolio are not fundamental and may be changed by the Board of Trustees of the Trust (the "Board") without shareholder approval

A further description of the Portfolios' investment policies, including additional fundamental policies, is contained in the SAI.

Each Portfolio's investment portfolio of funds reduces the risk associated with investing in a single Underlying Fund with a single manager. Holding a diversified portfolio of funds can provide access to a wider range of management talent, companies, industries, countries and markets than would be available through any one underlying fund.

The Portfolios seek to reduce overall risk by diversifying investments among major asset categories. You are still exposed, however, to the risks associated with investing in each particular asset class, including stock and bond risk. Stock risk is the possibility that stock prices, and therefore stock funds, will decline over short or even extended periods. Small-company, international and emerging market stocks, and therefore the Underlying Funds that invest in these instruments, pose additional risks. Bond risk is the potential for decline in the market value of bonds and bond funds due to interest rate changes or the ability of an issuer to meet its obligations.

The investment adviser monitors the creditworthiness of counterparties to the Portfolios' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal credit risks and the benefits from the transaction justify the attendant risks. As used herein, the term U.S. government obligations means obligations issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. All investment policies relate to each Portfolio and, unless otherwise noted, not to a portion of a Portfolio that invests in a particular investment style.

As part of its regular banking operations, Norwest Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Portfolio to hold or acquire the securities of issuers which are also lending clients of Norwest Bank. A lending relationship is not a factor in the selection of portfolio securities for a Portfolio.

MANAGEMENT OF THE PORTFOLIOS

GENERAL OVERSIGHT OF THE PORTFOLIOS. The Board of Trustees and officers meet regularly to review the Portfolios' general policies, investments, performance, expenses and other business affairs. The Board consists of eight persons.

INVESTMENT ADVISORY SERVICES. Subject to the general supervision of the Board, Norwest makes investment decisions for the Portfolios and continuously reviews and determines the allocation of the assets of the Portfolios among the various Underlying Funds in which the Portfolios invest. Norwest, located at Norwest Center, Sixth Street and Marquette, Minneapolis, Minnesota 55479, is an indirect subsidiary of Norwest Corporation, a multi-bank holding company that was incorporated under the laws of Delaware in 1929. As of June 30, 1997, Norwest Corporation had assets of $83.6 billion, which made it the 11th largest bank holding company in the United States.

ADVISORY FEES. For its services, Norwest is entitled to receive investment advisory and allocation fees from Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio at the annual rate 0.35% of each Portfolio's respective average daily net assets.

PORTFOLIO MANAGERS. Many persons on the advisory staff of Norwest contribute to the investment services provided to the Portfolios. The following persons, however, are primarily responsible for day-to-day management and allocation services and have been since the inception of each Portfolio. For periods prior to June 1, 1997, all persons associated with Norwest served in their current positions with Norwest Bank. In addition to their responsibilities as listed below, each portfolio manager associated with Norwest may perform portfolio management and other duties for Norwest Bank.

NORWEST WEALTHBUILDER II GROWTH PORTFOLIO,
NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO AND
NORWEST WEALTHBUILDER II GROWTH  BALANCED PORTFOLIO

The investment management team of Amala Thakkar, CFA, Institutional Product Manager and Galen Blomster, Vice President, is primarily responsible for the day-to-day management of each Portfolio's portfolio of investments and has so managed the each Portfolio's investments since its inception. Ms. Thakkar and Mr. Blomster have been employed by Norwest since 1994 and 1977, respectively.

MANAGEMENT, ADMINISTRATION, AND DISTRIBUTION. As manager, Forum supervises the overall management of the Trust (including the Trust's receipt of services for which the Trust is obligated to pay) other than investment advisory services.
In this capacity Forum provides the Trust with general office facilities and persons satisfactory to the Board to serve as officers of the Trust and oversees the performance of administrative and professional services rendered to the Portfolios by others, including the Portfolios' custodian, transfer agent, accountants, auditors and legal counsel. FAS is responsible for performing certain administrative services necessary for the Trust's operations with respect to each Portfolio including, but not limited to: (i) preparing and printing updates of the Trust's registration statement and prospectuses and preparing the Trust's tax returns and reports to its shareholders, the SEC and state securities administrators; (ii) preparing proxy and information statements and any other communications to shareholders; (iii) monitoring the sale of shares and ensuring that such shares are properly and duly registered with the SEC and applicable state securities administrators; and (iv) determining the amount of and supervising the declaration of dividends and distributions to shareholders.

As of June 30, 1997, Forum and FAS provided management and administrative services to registered investment companies and collective investment funds with assets of approximately $25.5 billion. Forum is a member of the National Association of Securities Dealers, Inc. For their services with respect to each Portfolio, Forum and FAS each receives a fee at an annual rate of 0.05% of the Portfolio's average daily net assets.

Pursuant to a separate agreement, Forum Accounting Services, Limited Liability Company ("Forum Accounting") provides portfolio accounting services to each Portfolio. Forum, FAS, and Forum Accounting are members of the Forum Financial Group of companies that together provide a full range of services to the investment company and financial services industry. As of June 1, 1997, Forum, FAS and Forum Accounting were controlled by John Y. Keffer, President and Chairman of the Trust.

Distribution Plan

Forum acts as distributor of the Portfolio's shares. The Trust may compensate Forum under a distribution plan, adopted pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan") by the Trust on behalf of the Portfolio's shares. Forum, in turn, may use these payments to compensate others for services provided, or to reimburse others for expenses incurred, in connection with the distribution of shares. The Distribution Plan authorizes monthly payments at an annual rate of up to 0.75% of the Portfolio's average daily net assets. No payments will be made under the Distribution Plan until the Board so authorizes.

Payments under the Distribution Plan may be for various types of costs, including: (i) advertising expenses; (ii) costs of printing prospectuses and other materials to be given or sent to prospective investors; (iii) expenses of sales employees or agents of Forum, including salary, commissions, travel and related expenses in connection with the distribution of shares; (iv) payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of shares; and (v) payments to banks, trust companies, broker-dealers (other than Forum) or other financial organizations (collectively, "Service Organizations"). Payments to a particular Service Organization under the Distribution Plan will be calculated by reference to the average daily net assets of shares owned beneficially by investors who have a brokerage or other service relationship with the Service Organization. The Portfolio will not be liable for distribution expenditures made by Forum in any given year in excess of the maximum amount payable under the Distribution Plan in that year. Costs or expenses in excess of the annual limit may not be carried forward to future years. Salary expenses of sales personnel who are responsible for marketing various shares of portfolios of the Trust may be allocated to those portfolios, including the shares of the Portfolio, that have adopted a plan similar to that of the Portfolio on the basis of average daily net assets. Travel expenses may be allocated to, or divided among, the particular portfolios of the Trust for which they are incurred.

Forum receives no fees for its services as the distributor of the shares. From its own resources, Forum may pay fees to broker-dealers or other persons for distribution or other services related to the Portfolios.

TRANSFER AND SHAREHOLDER SERVICES AGENT. Norwest Bank serves as transfer and shareholder services agent for the Portfolios. The transfer agent maintains an account for each Portfolio shareholder (unless such accounts are maintained by sub-transfer agents or other processing agents), performs other transfer agency functions and acts as dividend disbursing agent for the Trust. The transfer agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Fund's shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the transfer agent. Sub-transfer agents and processing agents may be "Processing Organizations" as described under "How to Buy Shares Purchase Procedures". The transfer agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Trust with respect to the Portfolios to the transfer agent. For its services, the transfer agent is entitled to receive a fee with respect to each Portfolio at an annual rate of 0.25% of its average daily net assets.

Norwest Bank also serves as each Portfolio's custodian and may appoint subcustodians for any securities and other assets held in depositories. For its custodial service, Norwest Bank is entitled to receive a fee with respect to each Portfolio at an annual rate of: 0.02% of the first $100 million of the Portfolio's average daily net assets, 0.015% of the next $200 million of the Portfolio's average daily net assets and 0.01% of the Portfolio's remaining average daily net assets. No fee is payable by a Portfolio to the extent the Portfolio is invested in one or more Underlying Funds.

EXPENSES. Subject to the obligation of Norwest and Norwest Bank to waive fees and/or reimburse the Trust for certain expenses of the Portfolios, each Portfolio is responsible for all expenses related to its operations. Each Portfolio bears all costs of its operations other than expenses specifically assumed by the Investment Adviser. The costs borne by the Portfolio include a pro rata portion of the following: legal and accounting expenses; Trustees' fees and expenses; insurance premiums, custodian and transfer agent fees and expenses; brokerage fees and expenses; expenses of registering and qualifying the Portfolio's shares for sale with the SEC and with various state securities commissions; expenses of obtaining quotations on portfolio securities and pricing of the Portfolio's shares; a portion of the expenses of maintaining the Portfolio's legal existence and of shareholders' meetings; and expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses. Trust expenses directly attributed to the Portfolio are charged to the Portfolio; other expenses are allocated proportionately among all the series of the Trust in relation to the net assets of each series. The Investment Adviser has undertaken voluntarily to waive a portion of its fees and or assume certain expenses of the Portfolio in order to limit total Portfolio expenses excluding taxes, interest, brokerage commissions and other Portfolio transaction expenses and extraordinary expenses to 1.25% of the Portfolio's average daily net assets. If expense reimbursements are required, they are made on a monthly basis.

The Portfolio's pro rata share of the expenses of the Underlying Funds in which a Portfolio invests (borne indirectly by the Portfolio's shareholders); Trust expenses allocable to a Portfolio, and expenses not specifically attributable to the Portfolios, which are allocated among the Portfolios and all other series of the Trust in proportion to their average net assets. Each Portfolio service provider may elect to waive all or a portion of its fees, which are accrued daily and paid monthly. Any such waivers have the effect of increasing a Portfolio's performance for the period during which the waiver is in effect. Except as described above, fee waivers are voluntary and may be reduced or eliminated at any time.

Each service provider to the Trust or its agents and affiliates also may act in various capacities for, and receive compensation from, their customers who are Portfolio shareholders. Under agreements with those customers, these entities may elect to credit against the fees payable to them by their customers or to rebate to customers all or a portion of any fee received from the Trust with respect to assets of those customers invested in a Portfolio.

PURCHASES AND REDEMPTIONS OF SHARES

Shares are continuously sold and redeemed at a price equal to their net asset value next-determined after acceptance of an order on every weekday except customary national holidays and Good Friday ("Portfolio Business Day").

GENERAL PURCHASE INFORMATION

Investments in the Portfolios may be made either through certain financial institutions or by an investor directly. An investor who invests in a Portfolio directly is the shareholder of record. All transactions in the Portfolios' shares are effected through the transfer agent, which accepts orders for redemptions and subsequent purchases only from shareholders of record and new investors. Shareholders of record receive from the Trust periodic statements listing all account activity during the statement period. You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), by bank or federal funds wire transfer, or by electronic bank transfer; cash cannot be accepted.

When you sign your application for a new Portfolio account, you are certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Trust to withhold 31% of your distributions and redemptions.

Each Portfolio offers one class of shares -- Class C shares. Shares are sold to investors with an initial sales charge of 1.5%.

Purchase orders received by the transfer agent prior to the close of regular trading on the New York Stock Exchange ("NYSE") on any Portfolio Business Day are priced at the net asset value determined that day (the "trade date"). Orders received by financial institutions prior to the close of regular trading on the NYSE on a Portfolio Business Day, also are priced at the net asset value determined that day, provided the order is received by the Trust prior to 4:00 p.m. (Eastern time). For shares purchased through financial institutions that transmits its orders to the Portfolio, payment for Portfolio shares is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Forum may pay a broker-dealers' reallowance to selected broker-dealers purchasing shares as principal or agent, which may include banks, bank affiliates and Processing Organizations. Normally, Forum reallows discounts to selected broker-dealers. Forum reallows the entire sales charge to selected broker-dealers for all sales with respect to which orders are placed with Forum. The broker-dealers' reallowance may be changed from time to time.
 Forum may make additional payments (out of its own resources) to selected broker-dealers of up to 1.00% of the value of Portfolio shares purchased at net asset value.

In addition, from time to time and at its own expense, Forum may provide compensation, including financial assistance, to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns or other dealer-sponsored special events. Compensation may include: (i) the provision of travel arrangements and lodging,
(ii) tickets for entertainment events and (iii) merchandise.

No sales charge is assessed on purchases: (i) by any bank, trust company or other institution acting on behalf of its fiduciary customer accounts or any other account maintained by its trust department (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended); (ii) by trustees and officers of the Trust; directors, officers and full-time employees of Forum, of Norwest Corporation or of any of their affiliates; the spouse, direct ancestor or direct descendant (collectively, "relatives") of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative; and (iii) by any registered investment adviser with whom Forum has entered into a share purchase agreement and which is acting on behalf
of its fiduciary customer accounts.   Shares sold without a sales charge may not
be resold except to the Portfolios, and share purchases must be made for investment purposes.

REINSTATEMENT PRIVILEGE. If you have redeemed a Portfolio's Class C shares, you may, within 60 days following the redemption, purchase C shares, without payment of an additional a front-end sales charge, in Norwest WealthBuilder II Portfolios in an amount up to the amount of your redemption. If you want to exercise this "Reinstatement Privilege", please contact the Trust for further information.

REDUCED INITIAL SALES CHARGES.   To qualify for a reduced sales charge, you or
your Processing Organization must notify the transfer agent at the time of purchase of your intention to qualify, and you must provide the transfer agent with sufficient information to verify that your purchase qualifies, for the reduced sales charges, which are as follows:


                                       SALES CHARGE AS A % OF DOLLAR
         AMOUNT OF PURCHASE               AMOUNT SUBJECT TO CHARGE
    -----------------------------      -----------------------------
      $25,000  up to $250,000                    1.5%
      $250,000 up to $500,000                    1.25%
     $500,000 up to $1,000,000                   1.00%
        $1,000,000 and up                        0.75%


Reduced sales charges may be modified or terminated at any time and are subject to confirmation of your holdings. Further information about reduced sales charges is contained in the SAI.

SELF-DIRECTED 401 PROGRAMS. Purchases of Portfolio shares through self-directed 401(k) programs and other qualified retirement plans offered by Norwest Bank, Forum or their affiliates in accumulated amounts of less than $100,000 are subject to a reduced sales charge applicable to a single purchase of $100,000.

HOW TO BUY SHARES

MINIMUM INVESTMENT

There is a $25,000 minimum initial investment in the Norwest WealthBuilder II Portfolios. There is a $500 minimum for subsequent purchases of Portfolio shares, except for IRA and systematic investing where the subsequent investment minimum is reduced to $150. The investment adviser may in its discretion waive the investment minimums.

PURCHASE PROCEDURES

INITIAL PURCHASES.  THERE ARE THREE WAYS TO PURCHASE SHARES INITIALLY.

1.  BY MAIL.   Investors may send a check or money order (cash cannot be
accepted) along with a completed account application to the Trust at the address listed under "Account Application". Checks or money orders are accepted at full value subject to collection. If a check or money order does not clear, the purchase order is canceled, and the investor is liable for any losses or fees incurred by the Trust, the transfer agent or Forum.

For individual or Uniform Gift to Minors Act accounts, your check or money order used to purchase shares of a Portfolio must be made payable to Norwest WealthBuilder II Portfolios ["Portfolio Name"] or to one or more owners of that account and endorsed to "Norwest WealthBuilder II Portfolios
["Portfolio Name"]. No other method of payment by check is accepted. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, your check to purchase Portfolio shares must be made payable on its face to "Norwest WealthBuilder II Portfolios ["Portfolio Name"]. No other method of payment by check is accepted.

2. BY BANK WIRE. You may make an initial investment in a Portfolio using the wire system for transmittal of money among banks. You should first telephone the transfer agent at [(612) 667-8833] or [(800) 338-1348] to obtain an account number. You then should instruct your bank to wire the money immediately to:

    NORWEST BANK MINNESOTA, N.A.
    ABA 091 000 019
    FOR CREDIT TO:  "Norwest WealthBuilder II Portfolios
    0844-131
    RE:       [NAME OF PORTFOLIO]
              ACCOUNT NO.:
              ACCOUNT NAME:

You then should promptly complete and mail the account application form. Your bank may impose a charge on you for transmitting the money by bank wire. The Trust does not charge investors for the receipt of wire transfers. Payment by bank wire is treated as a federal funds payment when received.

3. THROUGH FINANCIAL INSTITUTIONS. You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions ("Processing Organizations"). The transfer agent, Forum and their affiliates may be Processing Organizations. Processing Organizations may receive as a broker-dealer's reallowance a portion of the sales charge paid by their customers who purchase Class C shares, may receive payments from Forum with respect to sales of Class C shares, and may receive payments as a processing agent from the transfer agent. In addition, financial institutions, including Processing Organizations, may charge you a fee for their services; they are responsible for promptly transmitting purchase, redemption and other requests to the Portfolios.

If you purchase shares through a Processing Organization, you are subject to the procedures of that Processing Organization, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Portfolio directly. You should acquaint yourself with the Processing Organization's procedures and should read this Prospectus in conjunction with any materials and information that they have provided to you. If you purchase Portfolio shares through a Processing Organization, you may or may not be the shareholder of record and, subject to their and the Portfolios' procedures, you may have Portfolio shares transferred into the name of that Processing Organization. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain Processing Organizations also may enter purchase orders with payment to follow.

Certain shareholder services may not be available to you if you have purchased shares through a Processing Organization. You should contact your Processing Organization for further information. The Trust may confirm purchases and redemptions of a Processing Organization's customers directly to the Processing Organization, which in turn would provide you with confirmations and periodic statements. The Trust is not responsible for the failure of any Processing Organization to carry out its obligations to you or other customers.

SUBSEQUENT PURCHASES

Subsequent purchases may be made by mailing a check, by sending a bank wire, or through your Processing Organization as indicated above. All payments should clearly indicate your name and account number.

ACCOUNT APPLICATION

You may obtain an account application to open an account by writing the Trust at the following address:

    NORWEST WEALTHBUILDER II PORTFOLIOS
    [NAME OF PORTFOLIO]
    NORWEST BANK MINNESOTA, N.A.
    TRANSFER AGENT
    733 MARQUETTE AVENUE
    MINNEAPOLIS, MN 55479-0040

To participate in shareholder services not referenced on your account application or to change information on your account (such as addresses), please contact the Trust. The Trust reserves the right in the future to modify, limit or terminate any shareholder privilege upon appropriate notice to shareholders and to charge a fee for certain shareholder services, although no such fees are currently contemplated. You may terminate any privilege and participation in any program at any time by writing the Trust.

GENERAL INFORMATION

Portfolio shares are continuously sold on every Business Day, which excludes customary national business holidays and Good Friday. The purchase price for Portfolio shares equals their net asset value next-determined after acceptance of an order plus any applicable sales charge imposed at the time of purchase.

Portfolio shares become entitled to receive dividends and distributions on the next Portfolio Business Day after a purchase order is accepted. The Trust reserve the right to reject any purchase order for shares. Share certificates are issued only to shareholders of record upon their written request, and no certificates are issued for fractional shares.

Investments in a Portfolio may be made either through certain financial institutions or by an investor directly. An investor who invests in a Portfolio directly is the shareholder of record. All transactions in Portfolio shares are effected through the transfer agent, which accepts orders for redemptions and for subsequent purchases only from shareholders of record. Shareholders of record will receive from the Trust periodic statements listing all account activity during the statement period.

HOW TO SELL SHARES

GENERAL INFORMATION

You may sell your Portfolio shares (redeem) at their net asset value on any Portfolio Business Day. There is no minimum period of investment and no restriction on the frequency of redemptions.

Your Portfolio shares are redeemed as of the next determination of the Portfolio's net asset value following acceptance by the transfer agent of your redemption order in proper form (and any supporting documentation that the transfer agent may require). You are not entitled to receive dividends declared on your redeemed shares after the day the redemption becomes effective.

Normally, your redemption proceeds are paid immediately, but in no event later than seven days following acceptance of a redemption order. Proceeds of redemption requests (and exchanges), however, will not be paid unless any check used to purchase your shares being redeemed has been cleared by your bank, which may take up to 15 days. This delay may be avoided by paying for shares through wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check mailed to your record address. Your right of redemption may not be suspended nor the payment date postponed for more than seven days after the tender of the shares to a Portfolio, except when the New York Stock Exchange is closed (or when trading thereon is restricted) for any reason other than its customary weekend or holiday closings, for any period during which an emergency exists as a result of which disposal by the Portfolio of its portfolio securities or determination by the Portfolio of the value of its net assets is not reasonably practicable and for such other periods as the SEC may permit.

REDEMPTION PROCEDURES

If you have invested through a Processing Organization, you may redeem your shares through the Processing Organization as described above. If you have invested directly in a Portfolio, you may redeem your shares as described below. If you wish to redeem shares by telephone or receive redemption proceeds by bank wire, you must elect these options by properly completing the appropriate sections of your account application form. These privileges may not be available until several weeks after your application is received. Shares for which certificates have been issued may not be redeemed by telephone.

1. BY MAIL. You may redeem shares by sending a written request to the transfer agent accompanied by any share certificate that may have been issued to the shareholder to evidence the shares being redeemed. All written requests for redemption must be signed by the shareholder with signature guaranteed, and all certificates submitted for redemption must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares - Other Redemption Matters."

2. BY TELEPHONE. A shareholder who has elected telephone redemption privileges may make a telephone redemption request by calling the transfer agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which his shares are registered and the shareholder's social security or taxpayer identification number. In response to the telephone redemption instruction, the Trust will mail a check to the shareholder's record address or, if the shareholder has elected wire redemption privileges, wire the proceeds. See "How to Sell Shares - Other Redemption Matters."

3. BY BANK WIRE. For redemptions of more than $5,000, a shareholder who has elected wire redemption privileges may request a Portfolio to transmit the redemption proceeds by federal funds wire to a bank account designated in writing by the shareholder. To request bank wire redemptions by telephone, the shareholder also must have elected the telephone redemption privilege. Redemption proceeds are transmitted by wire on the day after a redemption request in proper form is received by the transfer agent.

OTHER REDEMPTION MATTERS

To protect shareholders and the Portfolios against fraud, signatures on certain requests must have a signature guarantee. Requests must be made in writing and include a signature guarantee for any of the following transactions: (i) endorsement on a share certificate; (ii) instruction to change a shareholder's record name; (iii) modification of a designated bank account for wire redemptions; (iv) instruction regarding an Automatic Investment Plan or Automatic Withdrawal Plan, (v) dividend and distribution election; (vi) telephone redemption; (vii) exchange option election or any other option election in connection with the shareholder's account; (viii) written instruction to redeem Shares whose value exceeds $50,000; (ix) redemption in an account in which the account address has changed within the last 30 days; (x) redemption when the proceeds are deposited in a Norwest Advantage Funds account under a different account registration; and (xi) the remitting of redemption proceeds to any address, person or account for which there are not established standing instructions on the account.

Signature guarantees may be provided by any bank, broker-dealer, national securities exchange, credit union, savings association or other eligible institution that is authorized to guarantee signatures and is acceptable to the transfer agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed.

Shareholders who want telephone redemption or exchange privileges must elect those privileges. The Trust and transfer agent will employ reasonable procedures in order to verify that telephone requests are genuine, including recording telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Trust and transfer agent did not employ such procedures, they could be liable for losses due to unauthorized or fraudulent telephone instructions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements. During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that a shareholder is unable to reach the transfer agent by telephone, requests may be mailed or hand-delivered to the transfer agent.

Due to the cost to the Trust of maintaining smaller accounts, the Trust reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Portfolio account whose aggregate net asset value is less than $1,000 immediately following any redemption.

OTHER SHAREHOLDER SERVICES

EXCHANGES

You may exchange your shares for Class C shares of the other Norwest WealthBuilder II Portfolios. For information, please contact the transfer agent

The Portfolios do not charge for exchanges, and there is currently no limit on the number of exchanges a shareholder may make. The Trust reserves the right, however, to limit excessive exchanges by any shareholder or to impose a fee on per exchange over a minimum amount. Exchanges are subject to the fees charged by, and the limitations (including minimum investment restrictions) of, the Portfolio into which you are exchanging.

Exchanges may only be made between identically registered accounts or by opening a new account. A new account application is required to open a new account through an exchange if the new account will not have an identical registration and the same shareholder privileges as the account from which your exchange is being made. Your may only exchange into a Portfolio if that Portfolio's shares may legally be sold in your state of residence.

Under federal tax law, the Portfolios treat an exchange as a redemption and a purchase. Accordingly, a shareholder may realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in the shares at the time of the exchange. Exchange procedures may be amended materially or terminated by the Trust at any time upon 60 days' notice to shareholders. See "Additional Purchase and Redemption Information" in the SAI.

SALES CHARGES. The exchange of C shares may result in additional sales charges. If an exchange of C shares is made into a Portfolio that imposes an initial sales charge, you are required to pay an amount equal to any excess of that Portfolio's initial sales charge attributable to the number of shares being acquired in the exchange over any initial sales charge paid by the shareholder for the C shares being exchanged. For example, if you paid a 1% initial sales charge in connection with a purchase of shares and then exchanged those shares into shares of another Portfolio subject to the 1.5% sales charge, you would pay the differential sales charge on the exchange. C shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that applicable to the shares on which the dividends or distributions were paid.

1. EXCHANGES BY MAIL. Exchanges may be made by sending a written request to the transfer agent accompanied by any share certificates for the shares to be exchanged. All written requests for exchanges must be signed by the shareholder, and all certificates submitted for exchange must be endorsed by the shareholder with signature guaranteed. See "How to Sell Shares -- Other Redemption Matters."

2. EXCHANGES BY TELEPHONE. A shareholder who has elected telephone exchange privileges may make a telephone exchange request by calling the transfer agent at (800) 338-1348 or (612) 667-8833 and providing the shareholder's account number, the exact name in which the shareholder's shares are registered and the shareholder's social security or taxpayer identification number. (See "How to Sell Shares - Other Redemption Matters.")

AUTOMATIC INVESTMENT PLAN

Under the Portfolios' Automatic Investment Plan, shareholders may authorize monthly amounts of $150 or more to be withdrawn automatically from your designated bank account (other than passbook savings) and sent to the transfer agent for investment in Shares of a Portfolio. If you wish to use this plan, you must complete an application which may be obtained by writing or calling the transfer agent. The Trust may modify or terminate the automatic investment plan with respect to any shareholder in the event that the Trust is unable to settle any transaction with the shareholder's bank.
If the Automatic Investment Plan is terminated before your account totals $25,000, the Trust reserves the right to close the account in accordance with the procedures described under "How to Sell Shares - Other Redemption Matters."

RETIREMENT ACCOUNTS

The Portfolios may be a suitable investment vehicle for part or all of the assets you hold in individual retirement accounts ("IRAs"). An IRA account application may be obtained by contacting the Trust at (800) 338-1348 or
(612) 667-8833. Generally, all contributions and investment earnings in an IRA generally are tax-deferred until you withdrawn them. You generally may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, your deduction is reduced if you or, in the case of a married individual filing jointly, either you or the your spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $6,000 annually to the employee's IRA, and the employer must generally match such contributions up to 3% of the employee's annual salary. Alternatively, the employer may elect to contribute to the employee's IRA 2% of the lesser of the employee's earned income or $150,000.

The foregoing discussion regarding IRAs is based on regulations in effect as of June 1, 1997 and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. You should consult your tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

AUTOMATIC WITHDRAWAL PLAN

A shareholder whose shares in a single account total $25,000 or more may establish a withdrawal plan to provide for the preauthorized payment from your account of $250 or more on a monthly, quarterly, semi-annual or annual basis. Under the withdrawal plan, sufficient shares in your account are redeemed to provide the amount of the periodic payment and any taxable gain or loss is recognized by your upon redemption of the shares. If you wish to utilize the withdrawal plan, you may do so by completing an application which may be obtained by writing or calling the transfer agent. The Trust may suspend your withdrawal privileges without notice if your account contains insufficient funds to effect a withdrawal or if your account balance averages less than $25,000 over a period of twelve (12) months.

REOPENING ACCOUNTS

A shareholder may reopen an account, without filing a new account application form, at any time within one year after the shareholder's account is closed, provided that the information on the account application form on file with the Trust is still applicable.

DIVIDENDS AND TAX MATTERS

DIVIDENDS

Dividends and distributions of each Portfolio's net investment income are declared and paid annually. Distributions of any net capital gain realized by a Portfolio are distributed annually.

You may choose to have dividends and distributions of a Portfolio reinvested in shares of that Portfolio (the "Reinvestment Option") or to receive dividends and distributions in cash (the "Cash Option") or to direct dividends and distributions to be reinvested in shares of another series of the Trust (the "Directed Dividend Option"). All dividends and distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of a fund.

Under the Reinvestment Option, all dividends and distributions of a Portfolio are automatically invested in additional shares of that Portfolio. All dividends and distributions are reinvested at a Fund's net asset value as of the payment date of the dividend or distribution. You are assigned this option unless one of the other two options is selected. Under the

Cash Option, all dividends and distributions are paid to the shareholder in cash. Under the Directed Dividend Option, shareholders of a Portfolio whose shares in a single account of that Portfolio total $25,000 or more may elect to have all dividends and distributions reinvested in shares of another series of the Trust, provided that those shares are eligible for sale in the shareholder's state of residence. For further information concerning the Directed Dividend Option, shareholders should contact the transfer agent.

TAX MATTERS

Each Portfolio intends to qualify for each fiscal year to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code"). As such, each Portfolio will not be liable for federal income and excise taxes on the net investment income and capital gain distributed to its shareholders. Because each Portfolio intends to distribute all of its net investment income and net capital gain each year, each Portfolio should thereby avoid all federal income and excise taxes.

Dividends paid by a Portfolio out of its net investment income (including net short-term capital gain) are taxable to shareholders of the Portfolio as ordinary income. Distributions of net long-term capital gain by a Portfolio are taxable to shareholders of the Portfolio as long-term capital gain, regardless of the length of time the shareholder may have held shares in the Portfolio at the time of distribution. If a shareholder holds shares for six months or less and during that period receives a long-term capital gain distribution, any loss realized on the sale of the shares during that six-month period will be a long-term capital loss to the extent of the distribution. Dividends and distributions reduce the net asset value of the Portfolio paying the dividend or distribution by the amount of the dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of shares by a shareholder, although in effect a return of capital to that particular shareholder, will be taxable to the shareholder as described above.

It is expected that a portion of each Portfolio's dividends from net investment income will be eligible for the dividends received deduction for corporations. The amount of such dividends eligible for the dividends received deduction is limited to the amount of dividends from domestic corporations received during a Portfolio's fiscal year. To the extent a Portfolio or one of its Underlying Funds invests in the securities of domestic issuers, dividends received by corporate shareholders of the Portfolio may qualify for the dividends received deduction for corporations.

Each Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions and redemptions) paid to a shareholder who fails to provide the Portfolio with a correct taxpayer identification number or to make required certifications, or who is subject to backup withholding.

Reports containing appropriate information with respect to the federal income tax status of dividends and distributions paid during the year by each Portfolio will be mailed to shareholders shortly after the close of each calendar year.

Investment income received by a Portfolio from sources within foreign countries may be subject to foreign income or other taxes. Any such applicable Portfolio intends to elect, if eligible to do so, to permit its shareholders to take a credit (or a deduction) for foreign income and other taxes paid by the corresponding Underlying Fund. Shareholders of that Portfolio will be notified of their share of those foreign taxes and will be required to treat the amount of such foreign taxes as additional income. In that event, the shareholder may be entitled to claim a credit or deduction for those taxes.

OTHER INFORMATION

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of each Portfolio is determined as of 4:00 p.m., Eastern time, on each Portfolio Business Day by dividing the value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities) by the number of shares outstanding at the time the determination is made. Securities owned by a Portfolio for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined by the Board or pursuant to procedures approved by the Board.

In accordance with the 1940 Act, the Underlying Funds are valued at their respective net asset values as determined by those funds. The underlying money market funds value their portfolio securities in accordance with Rule 2a-7 promulgated under the 1940 Act. The other Underlying Funds value their portfolio securities based on market quotes if they are readily available. The Investment Adviser assigns fair values to the Portfolios' other investments in good faith under guidelines adopted by the Board of Trustees. The Board of Trustees reviews these values regularly.

Trading in securities on European, Far Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business on each Portfolio Business Day. In addition, trading in foreign securities generally or in a particular country or countries may not take place on all Portfolio Business Days. Trading does take place in various foreign markets, however, on days on which a Portfolio's net asset value is not calculated. Calculation of the net asset value per share of a Portfolio may not occur contemporaneously with the determination of the prices of the foreign securities used in the calculation. Events affecting the values of foreign securities that occur after the time their prices are determined and before the Portfolio's determination of net asset value will not be reflected in the Portfolio's calculation of net asset value unless Norwest determines that the particular event would materially affect net asset value, in which case an adjustment will be made.

All assets and liabilities denominated in foreign currencies are converted into United States dollars at the mean of the bid and asked prices of such currencies against the United States dollar last quoted by a major bank prior to the time of conversion.

PERFORMANCE INFORMATION

A Portfolio's performance may be quoted in terms of yield or total return. ALL PERFORMANCE INFORMATION IS BASED ON HISTORICAL RESULTS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. To calculate standardized yield, a Portfolio takes the income it earned from its investments for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the 30-day period. A Portfolio's total return shows its overall change in value, including changes in share price and assuming all the Portfolio's dividends and distributions are reinvested. A cumulative total return reflects a Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Portfolios' returns, shareholders should recognize that they are not the same as actual year-by-year results. Published yield quotations are, and total return figures may be, based on amounts invested in a Portfolio net of sales charges that may be paid by an investor. A computation of yield or total return that does not take into account sales charges paid by an investor will be higher than a similar computation that takes into account payment of sales charges.

The Portfolios' advertisements may reference ratings and rankings among similar mutual funds by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc. and IBC/Donoghue, Inc. In addition, the performance of a Portfolio may be compared to securities indices. These indices may be comprised of a composite of various recognized securities indices to reflect the investment policies of a fund that invests its assets using different investment styles. Indices are not used in the management of a Portfolio but rather are standards by which an Adviser and shareholders may compare the performance of a Portfolio to an unmanaged composite of securities with similar, but not identical, characteristics as the Portfolio. This material is not to be considered representative or indicative of future performance. All performance information for a Portfolio is calculated on a class basis.

THE TRUST AND ITS SHARES

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series (such as a Portfolio) and may divide portfolios or series into classes of shares (such as A shares); the costs of doing so is borne by the Trust or Portfolio in accordance with the Trust Instrument. Currently the authorized shares of the Trust are divided into thirty-five separate series.

SHAREHOLDER VOTING AND OTHER RIGHTS.   Each share of each series or class
thereof of the Trust has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of a class (and certain other expenses such as transfer agency and administration expenses) may be borne solely by those shares and each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law. Generally, shares are voted in the aggregate without reference to a particular fund or class, except if the matter affects only one fund or class or voting by series or class is required by law, in which case shares will be voted separately by series or class, as appropriate. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. Shareholders (and Trustees) have available certain procedures for the removal of Trustees. There are no conversion or preemptive rights in connection with shares of the Trust. All shares when issued in accordance with the terms of the offering will be fully paid and nonassessable. shares are redeemable at net asset value, at the option of the shareholders. A shareholder in a series is entitled to the shareholder's pro rata share of all dividends and distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

From time to time certain shareholders may own a large percentage of the shares of a Portfolio and, accordingly, may be able to greatly affect (if not determine) the outcome of a shareholder vote.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                         NORWEST WEALTHBUILDER II PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION




                                   OCTOBER 1, 1997




                      NORWEST WEALTHBUILDER II GROWTH PORTFOLIO
                 NORWEST WEALTHBUILDER II GROWTH AND INCOME PORTFOLIO
                  NORWEST WEALTHBUILDER II GROWTH BALANCED PORTFOLIO

                             NORWEST ADVANTAGE PORTFOLIOS
                         STATEMENT OF ADDITIONAL INFORMATION

                                   OCTOBER 1, 1997


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICING:                 DISTRIBUTION:
    Norwest Bank Minnesota, N.A.            Forum Financial Services, Inc.
    Transfer Agent                          Manager and Distributor
    733 Marquette Avenue                    Two Portland Square
    Minneapolis, MN  55479-0040             Portland, Maine 04101
    (612) 667-8833/(800) 338-1348           (207) 879-1900

Norwest Advantage Funds is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended.

This Statement of Additional Information supplements the Prospectus dated October 1, 1997, as may be amended from time to time, offering class C Shares of the separate portfolios of Norwest Advantage Portfolios: Norwest WealthBuilder II Growth Portfolio, Norwest WealthBuilder II Growth and Income Portfolio and Norwest WealthBuilder II Growth Balanced Portfolio.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ ONLY IN CONJUNCTION WITH A CORRESPONDING PROSPECTUS, COPIES OF WHICH MAY BE OBTAINED BY AN INVESTOR WITHOUT CHARGE BY CONTACTING THE DISTRIBUTOR AT THE ADDRESS LISTED ABOVE.

                                  TABLE OF CONTENTS
                                                                           Page
                                                                           ----

Introduction

1.  Investment Policies
         Security Ratings Information
         Money Market Portfolio Matters
         Fixed Income Investments
         Mortgage-Backed And Asset-Backed Securities
         Interest Rate Protection Transactions
         Hedging And Option Income Strategies
         Foreign Currency Transactions
         Equity Securities and Additional Information
           Concerning the Equity Portfolios
         Illiquid Securities and Restricted Securities
         Borrowing And Transactions Involving Leverage
         Repurchase Agreements
         Temporary Defensive Position

2.  Information Concerning Colorado and Minnesota
         Colorado
         Minnesota

3.  Investment Limitations
         Fundamental Limitations
         Non-Fundamental Limitations

4.  Performance and Advertising Data
         SEC Yield Calculations
         Total Return Calculations
         Other Advertisement Matters

5.  Management
         Trustees and Officers
         Investment Advisory Services
         Management and Administrative Services
         Distribution
         Transfer Agent
         Custodian
         Portfolio Accounting
         Expenses

6.  Portfolio Transactions

7.  Additional Purchase and Redemption Information
         Statement of Intention
         Exchanges
         Redemptions
         Contingent Deferred Sales Charge (A Shares)
         Contingent Deferred Sales Charge (A Shares and B Shares)
         Conversion of B Shares

8.  Taxation

                                  TABLE OF CONTENTS
                                                                     Page
                                                                     ----


9. Additional Information About the Trust and the Shareholders of the Portfolios
         Determination of Net Asset Value
         Counsel and Auditors
         General Information
         Recent Mergers
         Shareholdings
         Financial Statements
         Registration Statement

Appendix A - Investments, Strategies and Risk Considerations         C-1
Appendix B - Description of Securities Ratings                       C-15

                                     INTRODUCTION

The Trust was originally organized under the name "Prime Value Portfolios, Inc." as a Maryland corporation on August 29, 1986, and on July 30, 1993, was reorganized as a Delaware business trust under the name "Norwest Portfolios." On October 1, 1995, the Trust changed its name to "Norwest Advantage Portfolios" and on June 1, 1997, changed its name back to "Norwest Portfolios." On October 1, 1995 the Trust also changed the name of its various classes of shares as follows: Investor A class was renamed A class ("A Shares"); Investor B class was renamed B class ("B Shares"); Trust class was renamed I class ("I Shares"); and Advantage class, also was renamed I Shares. [Class C Shares ___].

Each Portfolio's investment adviser is Norwest Investment Management, Inc. ("Norwest"), a subsidiary of Norwest Bank Minnesota, N.A. ("Norwest Bank"). Norwest Bank, a subsidiary of Norwest Corporation, serves as the Trust's transfer agent, dividend disbursing agent and custodian.

Forum Financial Services, Inc. ("Forum"), a registered broker-dealer, serves as the Trust's manager and as distributor of the Trust's shares. Forum Administrative Services, Limited Liability Company ("FAS") serves as each Portfolio's administrator.

As used in this SAI, the following terms shall have the meanings listed:

    "Adviser" or "Investment Adviser" shall mean Norwest.

    "Board" shall mean the Board of Trustees of the Trust.

    "CFTC" shall mean the U.S. Commodities Futures Trading Commission.

    "Code" shall mean the Internal Revenue Code of 1986, as amended.

    "Custodian" shall mean Norwest acting in its capacity as custodian of a Portfolio.

    "FAS" shall mean Forum Administrative Services, Limited Liability Company, the Trust's administrator.

    "Fitch" shall mean Fitch Investors Service, L.P.

    "Forum" shall mean Forum Financial Services, Inc., a registered broker-dealer and distributor of the Trust's shares.

    "Forum Accounting" shall mean Forum Accounting Services, Limited Liability Company, the Trust's Portfolio accountant.

    "Portfolio" shall mean each of the three separate portfolios of the Trust to which this Statement of Additional Information relates as identified on the cover page.

    "Moody's" shall mean Moody's Investors Service, Inc.

    "Norwest" shall mean Norwest Investment Management, Inc., a subsidiary of Norwest Bank Minnesota, N.A.

    "Norwest Bank" shall mean Norwest Bank Minnesota, N.A., a subsidiary of Norwest Corporation.

    "NRSRO" shall mean a nationally recognized statistical rating organization.

    "SEC" shall mean the U.S. Securities and Exchange Commission.

    "S&P" shall mean Standard & Poor's Rating Group.

    "Stock Index Futures" shall mean futures contracts that relate to broadly-based stock indices.

    "Transfer Agent" shall mean Norwest Bank acting in its capacity as transfer and dividend disbursing agent of the a Portfolio.

    "Trust" shall mean Norwest Advantage Portfolios, an open-end, management investment company registered under the 1940 Act.

    "U.S. Government Securities" shall mean obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    "1933 Act" shall mean the Securities Act of 1933, as amended.

    "1940 Act" shall mean the Investment Company Act of 1940, as amended.

1.  INVESTMENT POLICIES

The following discussion is intended to supplement the disclosure in each Prospectus concerning each Portfolio's investments, investment techniques and strategies and the risks associated therewith. Certain of the Portfolios are designed for investment of that portion of an investor's Portfolios which can appropriately bear the special risks associated with certain types of investments (i.e., investment in smaller capitalization companies). No Portfolio may make any investment or employ any investment technique or strategy not referenced in the Prospectus which relates to that Portfolio. For example, while the SAI describes "swap" transactions below, only those Portfolios whose investment policies, as described in the Prospectus, allow the Portfolio to invest in swap transactions may do so.

SECURITY RATINGS INFORMATION

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Portfolios may use these ratings to determine whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Portfolio (neither event requiring sale of such security by a Portfolio), Norwest will determine whether the Portfolio should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Investment Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

A Portfolio may purchase unrated securities if its Adviser determines the security to be of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may not be as actively traded as rated securities. A Portfolio may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by its Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Portfolio.

To limit credit risks, certain Portfolios may only invest in securities that are investment grade (rated in the top four long-term investment grades by an NRSRO or in the top two short-term investment grades by an NRSRO.)

Accordingly, the lowest permissible long-term investment grades for corporate bonds, including convertible bonds, are Baa in the case of Moody's and BBB in the case of S&P and Fitch; the lowest permissible long-term investment grades for preferred stock are Baa in the case of Moody's and BBB in the case of S&P and Fitch; and the lowest permissible short-term investment grades for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, A-2 in the case of S&P and F-2 in the case of Fitch. All these ratings are generally considered to be investment grade ratings, although Moody's indicates that securities with long-term ratings of Baa have speculative characteristics.

FIXED INCOME INVESTMENTS

GENERAL INFORMATION CONCERNING FIXED INCOME SECURITIES

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments.

Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

U.S. GOVERNMENT SECURITIES

In addition to obligations of the U.S. Treasury, each of the Portfolios may invest in U.S. Government Securities. Agencies and instrumentalities which issue or guarantee debt securities and which have been established or sponsored by the United States government include the Bank for Cooperatives, the Export-Import Bank, the Federal Farm Credit System, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association, the Small Business Administration, the Government National Mortgage Association and the Student Loan Marketing Association. Others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported primarily or solely by the creditworthiness of the issuer. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit. A Portfolio will invest in the obligations of such agencies or instrumentalities only when Norwest believes that the credit risk with respect thereto is consistent with the Portfolio's investment policies.

BANK OBLIGATIONS

Each Portfolio may, in accordance with the policies described in its Prospectus, invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. A Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Portfolio's Adviser believes do not present undue risk.

A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against Portfolios deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Portfolio but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Portfolio's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities.

The Portfolios may invest in Eurodollar certificates of deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank; and Canadian time deposits, which are essentially the same as ETDs, except that they are issued by Canadian offices of major Canadian banks.

Investments that a Portfolio may make in instruments of foreign banks, branches or subsidiaries may involve certain risks, including future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on such securities, the possible seizure or nationalization of foreign deposits, differences from domestic banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign governmental laws or restrictions applicable to the payment of certificates of deposit or time deposits which might affect adversely the payment of principal and interest on such securities held by the Portfolio.

SHORT TERM DEBT SECURITIES/COMMERCIAL PAPER

Each Portfolio may assume a temporary defensive position and may invest without limit in commercial paper that is rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Investment Adviser to be of comparable quality. Certain additional Portfolios may invest in commercial paper as an investment and not as a temporary defensive position. Except as noted below with respect to variable master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Portfolio may demand payment of principal and accrued interest at any time. Variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper.

GUARANTEED INVESTMENT CONTRACTS

The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit Portfolio of the insurance company's general account. The insurance company then credits to the deposit Portfolio on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate.

The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit Portfolio. A Portfolio will purchase a GIC only when the Investment Adviser has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

In determining the average weighted portfolio maturity of a Portfolio, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

ZERO COUPON SECURITIES

Zero coupon securities are sold at original issue discount and pay no interest to holders prior to maturity. Accordingly, these securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Federal tax law requires that a Portfolio accrue a portion of the discount at which a zero-coupon security was purchased as income each year even though the Portfolio receives no interest payment in cash on the security during the year. Interest on these securities, however, is reported as income by the Portfolio and must be distributed to its shareholders. The Portfolios distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when the Investment Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Currently U.S. Treasury securities issued without coupons include Treasury bills and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These stripped components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). A number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). In addition, corporate debt securities may be zero coupon securities. For the purpose solely of an investment policy of investing at least 65% of a Portfolio's assets in U.S. Government Securities, such securities are currently not deemed to be U.S. Government Securities but rather securities issued by the bank or brokerage firm involved.

MUNICIPAL SECURITIES

Municipal securities are issued by the States, territories and possessions of the United States, their political subdivisions (such as cities, counties and towns) and various authorities (such as public housing or redevelopment authorities), instrumentalities, public corporations and special districts (such as water, sewer or sanitary districts) of the States, territories and possessions of the United States or their political subdivisions. In addition, municipal securities include securities issued by or on behalf of public authorities to finance various privately operated facilities, such as industrial development bonds, that are backed only by the assets and revenues of the non-governmental user (such as hospitals and airports).

Municipal securities historically have not been subject to registration with the SEC, although there have been proposals which would require registration in the future.

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities are intended to fulfill the short-term capital needs of the issuer and generally have maturities not exceeding one year. They include the following: tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax anticipation notes are issued to finance working capital needs of municipalities, and are payable from various anticipated future seasonal tax revenues, such as income, sales, use and business taxes. Revenue anticipation notes are issued in expectation of receipt of other types of revenues, such as federal revenues available under various federal revenue sharing programs. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged and are typically payable from proceeds of the long-term bonds. Construction loan notes are sold to provide construction financing. After successful completion and acceptance, many such projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Municipal notes also include longer term issues that are remarketed to investors periodically, usually at one year intervals or less.

MUNICIPAL BONDS. Municipal bonds meet longer term capital needs of a municipal issuer and generally have maturities of more than one year when issued. General obligation bonds are used to Portfolio a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount. Revenue bonds in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, class of facilities, or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from general tax revenues. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds are additionally secured by a debt service reserve Portfolio which can be used to make a limited number of principal and interest payments should the pledged revenues be insufficient. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Revenue bonds issued by housing authorities may be secured in a number of ways, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve Portfolio. In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated, as discussed below.

Private activity bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, and health care and other nonprofit or charitable purposes. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

While at one time the pertinent provisions of the Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated facilities of a organization described in Section 501(c)(3) of the Code, rental multi-family housing facilities, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multifamily housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

OTHER MUNICIPAL OBLIGATIONS. Other municipal obligations, incurred for a variety of financing purposes, include municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract. Municipal leases are entered into by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without being required to meet the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.

ALTERNATIVE MINIMUM TAX.  Municipal securities are also categorized according to
(i) whether the interest is or is not includable in the calculation of alternative minimum taxes imposed on individuals and corporations, (ii) whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and (iii) other criteria relevant for Federal income tax purposes. Due to the increasing complexity of the Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

PUTS AND STANDBY COMMITMENTS ON MUNICIPAL SECURITIES. The Portfolios may acquire "puts" with respect to municipal securities. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolios may sell, transfer or assign a put only in conjunction with its sale, transfer or assignment of the underlying security or securities. The amount payable to a Portfolio upon its exercise of a "put" is normally (i) the Portfolio's acquisition cost of the municipal securities (excluding any accrued interest which the Portfolio paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Portfolios to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of a Portfolio's assets at a rate of return more favorable than that of the underlying security. The Portfolios expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Portfolios may pay for a put either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities). The Portfolios intend to enter into puts only with dealers, banks and broker-dealers which, in Norwest's opinion, present minimal credit risks.

Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of a Portfolio's assets.

The Portfolios may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "stand-by commitment," and the aggregate price which the Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolios' policy is to enter into stand-by commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Portfolio are valued at zero in determining net asset value. When a Portfolio pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Portfolio's portfolio of securities.

VARIABLE AND FLOATING RATE SECURITIES

The securities in which the Portfolios invest (including municipal securities or mortgage- and asset-backed securities, as applicable) may have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. These securities pay interest at rates that are adjusted periodically accordingly to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. Such adjustments minimize changes in the market value of the obligation and, accordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to Treasury or other government securities or indices on those securities as well as any other rate of interest or index. Certain variable rate securities (including mortgage-related securities or mortgage-backed securities) pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For instance, upon reset the interest rate payable on a security may go down when the underlying index has risen. During times when short-term interest rates are relatively low as compared to long-term interest rates a Portfolio may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. This form of leverage may have the effect of increasing the volatility of the security's market value while increasing the security's, and thus the Portfolio's, yield.

There may not be an active secondary market for any particular floating or variable rate instruments (particularly inverse floaters and similar instruments) which could make it difficult for a Portfolio to dispose of the instrument if the issuer defaulted on its repayment obligation during periods that the Portfolio is not entitled to exercise any demand rights it may have. A Portfolio could, for this or other reasons, suffer a loss with respect to an instrument. Each Portfolio's investment adviser monitors the liquidity of the Portfolios' investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

Many variable rate instruments include the right of the holder to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The payment of principal and interest by issuers of certain securities purchased by the Portfolios may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets the Portfolios' investment quality requirements.

Variable rate obligations purchased by the Portfolios may include participation interests in variable rate obligations purchased by the Portfolios from banks, insurance companies or other financial institutions that are backed by irrevocable letters of credit or guarantees of banks. The Portfolios can exercise the right, on not more than thirty days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of a Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to a Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks and other financial institutions retain portions of the interest paid on such variable rate obligations as their fees for servicing such instruments and the issuance of related letters of credit, guarantees and repurchase commitments.

The Portfolios will not purchase participation interests in variable rate obligations unless it is advised by counsel or receives a ruling of the Internal Revenue Service that interest earned by the Portfolios from the obligations in which it holds participation interests is exempt from Federal income tax. The Internal Revenue Service has announced that it ordinarily will not issue advance rulings on certain of the Federal income tax consequences applicable to securities, or participation interests therein, subject to a put. Each Portfolio's investment adviser monitors the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by the Portfolio on the basis of published financial information, rating agency reports and other research services to which the Investment Adviser may subscribe.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Portfolio might be entitled to less than the initial principal amount of the security upon the security's maturity. The Portfolios intend to purchase such securities only when the Portfolio's investment adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. A Portfolio may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that a Portfolio will be able to limit principal fluctuations and, accordingly, a Portfolio may incur losses on those securities even if held to maturity without issuer default.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets (as defined in the Prospectus) to make payments, mortgage-backed securities may contain elements of credit enhancement. Credit enhancement falls into two categories:
(1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of security.

Examples of credit enhancement arising out of the structure of the transaction include (i) "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), (ii) creation of "spread accounts" or "reserve Portfolios" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and (iii) "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that covered by credit enhancement protection could adversely affect the return on an investment in such a security.

ASSET-BACKED SECURITIES

A Portfolio may invest in asset-backed securities, which have structural characteristics similar to mortgage-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset-backed securities are securities that represent direct or indirect participations in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts and special purpose corporations.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution.

Asset-backed securities present certain risks that are not presented by mortgage-backed debt securities or other securities in which a Portfolio may invest. Primarily, these securities do not always have the benefit of a security interest in comparable collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

INTEREST-ONLY AND PRINCIPAL-ONLY SECURITIES

Some tranches of mortgage-backed securities, including CMOs, are structured so that investors receive only principal payments generated by the underlying collateral. Principal only securities ("POs") usually sell at a deep discount from face value on the assumption that the purchaser will ultimately receive the entire face value through scheduled payments and prepayments; however, the market values of POs are extremely sensitive to prepayment rates, which, in turn, vary with interest rate changes. If interest rates are falling and prepayments accelerate, the value of the PO will increase. On the other hand, if rates rise and prepayments slow, the value of the PO will drop.

Interest only securities ("IOs") result from the creation of POs; thus, CMOs with PO tranches also have IO tranches. IO securities sell at a deep discount to their "notional" principal amount, namely the principal balance used to calculate the amount of interest due. They have no face or par value and, as the notional principal amortizes and prepays, the IO cash-flow declines.

Unlike POs, IOs increase in value when interest rates rise and prepayment rates slow; consequently they are often used to "hedge" portfolios against interest rate risk. If prepayment rates are high, a Portfolio may receive less cash back than it initially invested.

INTEREST RATE PROTECTION TRANSACTIONS

Certain Portfolios may enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange interest payment streams that are based, for example, on variable and fixed rates that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which the payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period.

A Portfolio expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Portfolios intend to use these transactions as a hedge and not as a speculative investment.

A Portfolio may enter into interest rate protection transactions on an asset-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, the Portfolios believe such obligations do not constitute senior securities. The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash, U.S. Government Securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The Portfolios also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Portfolio.

A Portfolio will enter into interest rate protection transactions only with banks and other institutions believed by the Investment Adviser to the Portfolio to present minimal credit risks. If there is a default by the other party to such a transaction, the Portfolio will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized and, accordingly, are less liquid than swaps.

HEDGING AND OPTION INCOME STRATEGIES

Covered Calls and Hedging

Certain Portfolios may write covered calls on up to 100% of their total assets or employ one or more types of instruments to hedge ("Hedging Instruments"). When hedging to attempt to protect against declines in the market value of the Portfolio's securities, to permit the Portfolio to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Portfolio would: (i) sell Stock Index Futures; (ii) purchase puts on such futures or securities; or (iii) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Portfolio will normally purchase and then terminate the hedging position), the Portfolio would: (i) purchase Stock Index Futures, or (ii) purchase calls on such Futures or on securities. The Portfolio's strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Portfolio's activities in the underlying cash market.

Writing Covered Call Options. A Portfolio may write (i.e., sell) call options ("calls") if: (i) the calls are listed on a domestic securities or commodities exchange, and (ii) the calls are "covered" (i.e., the Portfolio owns the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Portfolio is exercised, the Portfolio forgoes any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When a Portfolio writes a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Portfolio if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Portfolio retains the underlying security and the premium received. Any such profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Portfolio are taxable as ordinary income. If the Portfolio could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable securities until the call lapsed or was exercised.

A Portfolio may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Portfolio covers the call by segregating in escrow an equivalent dollar amount of liquid assets. The Portfolio will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Portfolio to deliver a futures contract; it would simply put the Portfolio in a short futures position, which is permitted by the Portfolio's hedging policies.

Purchasing Calls and Puts. A Portfolio may purchase put options ("puts") which relate to: (i) securities held by it, (ii) Stock Index Futures (whether or not it holds such Stock Index Futures in its portfolio), or (iii) broadly-based stock indices. A Portfolio may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Portfolio may purchase calls: (a) as to securities, broadly-based stock indices or Stock Index Futures, or (b) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written. A call or put may be purchased only if, after such purchase, the value of all put and call options held by the Portfolio would not exceed 5% of the Portfolio's total assets.

When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payments and the right to purchase the underlying investment. When a Portfolio purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When a Portfolio purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future a Portfolio owns enables the Portfolio to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by a Portfolio permits the Portfolio either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Portfolio could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When a Portfolio purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Portfolio to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Portfolio's delivery of the underlying investment.

Stock Index Futures. A Portfolio may buy and sell futures contracts only if they are Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Portfolio's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made, additional cash is required to be paid by or released to a Portfolio, and any loss or gain is realized for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Portfolio buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by the Portfolio, a seller of a corresponding call on the same index will pay the Portfolio an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Portfolio buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Portfolio's exercise of its put, to deliver to the Portfolio an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

Additional Information About Hedging Instruments and their Use. A Portfolio's custodian, or a securities depository acting for the custodian, will act as the Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the securities on which the Portfolio has written options, or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Portfolio's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

A Portfolio's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by a Portfolio may cause the Portfolio to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Portfolio's control. The exercise by a Portfolio of puts on securities or Stock Index Futures may cause the sale of related investments, also increasing portfolio turnover. Although such exercise is within the Portfolio's control, holding a put might cause the Portfolio to sell the underlying investment for reasons which would not exist in the absence of the put. A Portfolio will pay a brokerage commission each time it buys or sells a call, a put or an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of such investments, and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

Regulatory Aspects of Hedging Instruments and Covered Calls. A Portfolio must operate within certain restrictions as to its long and short positions in Stock Index Futures and options thereon under a rule (the "CFTC Rule") adopted by the CFTC under the Commodity Exchange Act (the "CEA"), which excludes the Portfolio from registration with the CFTC as a "commodity pool operator" (as defined in the CEA) if it complies with the CFTC Rule. Under these restrictions a Portfolio will not, as to any positions, whether short, long or a combination thereof, enter into Stock Index Futures and options thereon for which the aggregate initial margins and premiums exceed 5% of the fair market value of its total assets, with certain exclusions as defined in the CFTC Rule. Under the restrictions, a Portfolio also must, as to its short positions, use Stock Index Futures and options thereon solely for bona-fide hedging purposes within the meaning and intent of the applicable provisions under the CEA.

Transactions in options by a Portfolio are subject to limitations established by each of the exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which a Portfolio may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Stock Index Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the 1940 Act, when a Portfolio purchases a Stock Index Future, the Portfolio will maintain, in a segregated account or accounts with its custodian bank, cash or liquid assets in an amount equal to the market value of the securities underlying such Stock Index Future, less the margin deposit applicable to it.

Limits on Use of Hedging Instruments. Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended, (the "Code"). One of the tests for such qualification is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. Due to this limitation, each Portfolio will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Portfolio; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts purchased less than three months previously; (iv) exercising puts held for less than three months; and (v) writing calls on investments held for less than three months.

Possible Risk Factors in Hedging. In addition to the risks discussed above, there is a risk in using short hedging by selling Stock Index Futures or purchasing puts on stock indices that the prices of the applicable index (thus the prices of the Hedging Instruments) will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

The risk of imperfect correlation increases as the composition of a Portfolio's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the equity securities being hedged and movements in the price of the Hedging Instruments, a Portfolio may use Hedging Instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of such equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that where a Portfolio has used Hedging Instruments in a short hedge, the market may advance and the value of equity securities held in the Portfolio's portfolio may decline. If this occurred, the Portfolio would lose money on the Hedging Instruments and also experience a decline in value in its equity securities. However, while this could occur for a very brief period or to a very small degree, the value of a diversified portfolio of equity securities will tend to move over time in the same direction as the indices upon which the Hedging Instruments are based.

If a Portfolio uses Hedging Instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline; if the Portfolio then concludes not to invest in equity securities at that time because of concerns as to possible further market decline or for other reasons, the Portfolio will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the equity securities purchased.

Additionally, each Portfolio may (i) purchase or sell (write) put and call options on securities to enhance the Portfolio's performance and (ii) seek to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the writing and purchase of exchange-traded and over-the-counter options on individual securities or securities or financial indices and through the purchase and sale of financial futures contracts and related options. Certain Portfolios currently do no not intend to enter into any such transactions. Whether or not used for hedging purposes, these investments techniques involve risks that are different in certain respects from the investment risks associated with the other investments of a Portfolio. Principal among such risks are: (a) the possible failure of such instruments as hedging techniques in cases where the price movements of the securities underlying the options or futures do not follow the price movements of the portfolio securities subject to the hedge; (b) potentially unlimited loss associated with futures transactions and the possible lack of a liquid secondary market for closing out a futures position; and (c) possible losses resulting from the inability of the Portfolio's investment adviser to correctly predict the direction of stock prices, interest rates and other economic factors. To the extent a Portfolio invests in foreign securities, it may also invest in options on foreign currencies, foreign currency futures contracts and options on those futures contracts. Use of these instruments is subject to regulation by the SEC, the several options and futures exchanges upon which options and futures are traded or the CFTC.

No assurance can be given, however, that any hedging or option income strategy will succeed in achieving its intended result.

Except as otherwise noted in the Prospectus or herein, a Portfolio will not use leverage in its option income and hedging strategies. In the case of transactions entered into as a hedge, a Portfolio will hold securities, currencies or other options or futures positions whose values are expected to offset ("cover") its obligations thereunder. A Portfolio will not enter into a hedging strategy that exposes it to an obligation to another party unless it owns either (i) an offsetting ("covered") position or (ii) cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) with a value sufficient at all times to cover its potential obligations. When required by applicable regulatory guidelines, the Portfolios will set aside cash, U.S. Government Securities or other liquid securities (or other assets as may be permitted by the SEC) in a segregated account with its custodian in the prescribed amount. Any assets used for cover or held in a segregated account cannot be sold or closed out while the hedging or option income strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

OPTIONS STRATEGIES

A Portfolio may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies. A put option (sometimes called a "standby commitment") gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a "reverse standby commitment") gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying currency. A Portfolio may buy or sell both exchange-traded and over-the-counter ("OTC") options. A Portfolio will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Investment Adviser believes that a liquid secondary market for the option exists. When a Portfolio purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the currency underlying the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Portfolios.

Upon selling an option, a Portfolio receives a premium from the purchaser of the option. Upon purchasing an option the Portfolio pays a premium to the seller of the option. The amount of premium received or paid by the Portfolio is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

Certain Portfolios may purchase call options on debt securities that Norwest intends to include in the Portfolio's portfolio in order to fix the cost of a future purchase. Call options may also be purchased as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit eventually realized will be reduced by the premium paid. A Portfolio may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio. The put enables the Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio is limited to the option premium paid. If the market price of the underlying security is lower than the exercise price of the put, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

An Investment Adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

Certain Portfolios may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities which are being hedged. Index options are settled exclusively in cash.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

A Portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Hedging and Option Income Strategies -- Options Strategies" and "Foreign Currency Transactions" which influence foreign exchange sales and investments generally.

The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING

A Portfolio may effectively terminate its right or obligation under an option contract by entering into a closing transaction. For instance, if the Portfolio wished to terminate its potential obligation to sell securities or currencies under a call option it had written, a call option of the same type would be purchased by the Portfolio. Closing transactions essentially permit the Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. In addition:

    (1) The successful use of options depends upon the Investment Adviser's ability to forecast the direction of price fluctuations in the underlying securities or currency markets, or in the case of an index option, fluctuations in the market sector represented by the index.

    (2) Options normally have expiration dates of up to nine months. Options that expire unexercised have no value. Unless an option purchased by a Portfolio is exercised or unless a closing transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

    (3) A position in an exchange-listed option may be closed out only on an exchange which provides a market for identical options. Most exchange-listed options relate to equity securities. Exchange markets for options on foreign currencies are relatively new, and the ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There is no assurance that a liquid secondary market will exist for any particular option at any specific time. If it is not possible to effect a closing transaction, a Portfolio would have to exercise the option which it purchased in order to realize any profit. The inability to effect a closing transaction on an option written by a Portfolio may result in material losses to the Portfolio.

    (4) A Portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs.

    (5) When a Portfolio enters into an over-the-counter contract with a counterparty, the Portfolio will assume the risk that the counterparty will fail to perform its obligations, in which case the Portfolio could be worse off than if the contract had not been entered into.

FUTURES STRATEGIES

A futures contract is a bilateral agreement wherein one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security or the currency as called for in the contract at a specified future date and at a specified price. For futures contracts with respect to an index, delivery is of an amount of cash equal to a specified dollar amount times the difference between the index value at the time of the contract and the close of trading of the contract.

A Portfolio may sell interest rate futures contracts in order to continue to receive the income from a fixed income security, while endeavoring to avoid part of or all of a decline in the market value of that security which would accompany an increase in interest rates.

A Portfolio may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

A Portfolio may purchase call options on a futures contract as a means of obtaining temporary exposure to market appreciation at limited risk. This strategy is analogous to the purchase of a call option on an individual security, in that it can be used as a temporary substitute for a position in the security itself.

A Portfolio may sell foreign currency futures contracts to hedge against possible variations in the exchange rate of the foreign currency in relation to the U.S. dollar. In addition, a Portfolio may sell foreign currency futures contracts when its Investment Adviser anticipates a general weakening of foreign currency exchange rates that could adversely affect the market values of the Portfolio's foreign securities holdings. A Portfolio may purchase a foreign currency futures contract to hedge against an anticipated foreign exchange rate increase pending completion of anticipated transactions. Such a purchase would serve as a temporary measure to protect the Portfolio against such increase. A Portfolio may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Portfolio may write call options on foreign currency futures contracts as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING

No price is paid upon entering into futures contracts; rather, a Portfolio is required to deposit (typically with its custodian in a segregated account in the name of the futures broker) an amount of cash or U.S. Government Securities generally equal to 5% or less of the contract value. This amount is known as initial margin. Subsequent payments, called variation margin, to and from the broker, would be made on a daily basis as the value of the futures position varies. When writing a call on a futures contract, variation margin must be deposited in accordance with applicable exchange rules. The initial margin in futures transactions is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied.

Holders and writers of futures and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, a futures contract or related option with the same terms as the position held or written. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts.

Under certain circumstances, futures exchanges may establish daily limits in the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. Prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of positions. In that event, it may not be possible for a Portfolio to close a position, and in the event of adverse price movements, it would have to make daily cash payments of variation margin. In addition:

    (1) Successful use by a Portfolio of futures contracts and related options will depend upon the Investment Adviser's ability to predict movements in the direction of the overall securities and currency markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not to the current level of the underlying instrument but to the anticipated levels at some point in the future; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself.

    (2) The price of futures contracts may not correlate perfectly with movement in the price of the hedged currencies due to price distortions in the futures market or otherwise. There may be several reasons unrelated to the value of the underlying currencies which causes this situation to occur. As a result, a correct forecast of general market trends may still not result in successful hedging through the use of futures contracts over the short term.

    (3) There is no assurance that a liquid secondary market will exist for any particular contract at any particular time. In such event, it may not be possible to close a position, and in the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments of variation margin.

    (4)  Like other options, options on futures contracts have a limited life.
A Portfolio will not trade options on futures contracts on any exchange or board of trade unless and until, in Norwest's opinion, the market for such options has developed sufficiently that the risks in connection with options on futures transactions are not greater than the risks in connection with futures transactions.

    (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs is all that is at risk. Sellers of options on futures contracts, however, must post an initial margin and are subject to additional margin calls which could be substantial in the event of adverse price movements.

    (6) A Portfolio's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions.

    (7) Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described above. In addition, settlement of foreign currency futures contracts must occur within the country issuing that currency. Thus, a Portfolio must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and the Portfolio may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

COMMODITY FUTURES CONTRACTS AND COMMODITY OPTIONS

A Portfolio may invest in certain financial futures contracts and options contracts in accordance with the policies described in the Prospectus and above. A Portfolio will only invest in futures contracts, options on futures contracts and other options contracts that are subject to the jurisdiction of the CFTC after filing a notice of eligibility and otherwise complying with the requirements of Section 4.5 of the rules of the CFTC. Under that section a Portfolio will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Portfolio's net assets.

FOREIGN CURRENCY TRANSACTIONS

Investments in foreign companies will usually involve the currencies of foreign countries. In addition, a Portfolio may temporarily hold Portfolios in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of a Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

A Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, a Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when an Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Advisers do not intend to enter into forward contracts on a regular or continuous basis and will not do so if, as a result, a Portfolio will have more than 25 percent of the value of its total assets committed to such contracts or the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's investment securities or other assets denominated in that currency.

At or before the settlement of a forward contract, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain the currency through the conversion of assets of the Portfolio into the currency. The Portfolio may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract. If the Portfolio engages in an offsetting transaction, it will realize a gain or a loss to the extent that there has been a change in forward contract prices. Additionally, although forward contracts may tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market.

When required by applicable regulatory guidelines, a Portfolio will set aside cash, U.S. Government Securities or other liquid assets in a segregated account with its custodian in the prescribed amount.

EQUITY SECURITIES AND ADDITIONAL INFORMATION CONCERNING EQUITY PORTFOLIOS

COMMON STOCK AND PREFERRED STOCK

Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, in general, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Portfolio may be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Portfolio of a portfolio security to meet redemptions by shareholders or otherwise may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

CONVERTIBLE SECURITIES


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

A Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Although no securities investment is without some risk, investment in convertible securities generally entails less risk than in the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by a comparison of its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

EQUITY-LINKED SECURITIES

Equity-linked securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The following are three examples of equity-linked securities.

Preferred Equity Redemption Cumulative Stock ("PERCS") technically are preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer either at any time or when the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS' duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, a Portfolio may be compensated with a substantially higher dividend yield than that on the underlying common stock. Portfolios that seek current income find PERCS attractive because a PERCS provides a higher dividend income than that paid with respect to a company's common stock.

Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Investment Portfolio may be compensated with the higher yield, contingent on how well the underlying common stock does. Portfolios that seek current income find ELKS attractive because ELKS provide a higher dividend income than that paid with respect to a company's common stock.

Liquid Yield Option Notes ("LYONs") differ from ordinary debt securities in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, a Portfolio will not receive any interest payments until the notes mature, typically in 15 or 20 years, when the notes are redeemed at face, or par, value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYON. Commonly, LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. A Portfolio will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors when it appears that they will increase in value due to the rise in value of the underlying common stock.

WARRANTS

A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price paid for the warrant and the right to purchase the underlying security.

HIGH YIELD/JUNK BONDS

Securities rated less than Baa by Moody's or BBB by S&P are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of the high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on (i) the high yield bond market, (ii) the value of high yield/high risk securities and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the

Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, the Portfolio may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Portfolio's investment adviser.

Prices for high yield/high risk securities also may be affected by legislative and regulatory developments. For example, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers, mergers or leveraged buyouts. These laws could adversely affect the Portfolio's net asset value and investment practices, the market for high yield/high risk securities, the financial condition of issuers of these securities and the value of outstanding high yield/high risk securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, Schroder may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, Schroder may be forced to sell the Portfolio's higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield/high risk securities.

ILLIQUID AND RESTRICTED SECURITIES

Each Portfolio may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities"), securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the securities and which are otherwise not readily marketable and includes, among other things, purchased over-the-counter (OTC) options and repurchase agreements not entitling the holder to repayment within seven days. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making day-to-day determinations of liquidity to the Investment Adviser of each Portfolio, pursuant to guidelines approved by the board. The Investment Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Investment Adviser monitors the liquidity of the securities held by each Portfolio and report periodically on such decisions to the Board.

In connection with a Portfolio's original purchase of restricted securities, it may negotiate rights with the issuer to have such securities registered for sale at a later time. Further, the expenses of registration of restricted securities that are illiquid may also be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio. When registration is required, however, a considerable period may elapse between a decision to sell the securities and the time the Portfolio would be permitted to sell such securities. A similar delay might be experienced in attempting to sell such securities pursuant to an exemption from registration. Thus, the Portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell.

Limitations on resale may have an adverse effect on the marketability of Portfolio securities and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time.

A institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act under guidelines adopted by the Board, the Investment Adviser may determine that such securities are not illiquid securities. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

LOANS OF PORTFOLIO SECURITIES

Each Portfolio may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government securities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Portfolio. In a portfolio securities lending transaction, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders' or administrative fees the Portfolio pays in arranging the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Trust's Board of Trustees. The Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio or the Adviser. The terms of a Portfolio's loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

BORROWING AND TRANSACTIONS INVOLVING LEVERAGE

Each Portfolio may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3 percent of the Portfolio's total assets. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed Portfolios (or on the assets that were retained rather than sold to meet the needs for which Portfolios were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Except as otherwise noted, no Portfolio may purchase securities for investment while any borrowing equaling five percent or more of the Portfolio's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding five percent of the value of the Portfolio's total assets. A Portfolio's use of borrowed proceeds to make investments would subject the Portfolio to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

OTHER TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Portfolios may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Portfolios may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Portfolio through the investment technique is used to make additional portfolio investments. The Portfolios use these investment techniques only when Norwest believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Portfolio achieves the right to a return on a capital base that exceeds the investment the Portfolio has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of the Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT

In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set and maintain in a segregated account cash, U.S. Government Securities (or other assets as may be permitted by the SEC) in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions. The Portfolio's commitments include the Portfolio's obligations to repurchase securities under a reverse repurchase agreement and settle when-issued and forward commitment transactions.

MARGIN AND SHORT SALES

Certain Portfolios may enter into short sales as described in the prospectus of that Portfolio. The Portfolios may make short sales of securities against the box. A short sale is "against the box" to the extent that while the short position is open, the Portfolio must own an equal amount of the securities sold short, or by virtue of ownership of securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in the box" until the short position is closed out. Prohibitions on entering short sales other than against the box does not restrict a Portfolio's ability to use short-term credits necessary for the clearance of portfolio transactions and to make margin deposits in connection with permitted transactions in options and futures contracts.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate.

Generally, a reverse repurchase agreement enables the Portfolio to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Portfolio with those monies. The use of reverse repurchase agreement proceeds to make investments may be considered to be a speculative technique.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Certain Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In those cases, the purchase price and the interest rate payable on the securities are fixed on the transaction date and delivery and payment may take place a month or more after the date of the transaction. When a Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of the security, although delivery and payment occur at a later date. To facilitate such acquisitions, the Portfolio will maintain with its custodian a separate account with portfolio securities in an amount at least equal to such commitments.

At the time a Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Portfolio will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value. The value of the fixed income securities to be delivered in the future will fluctuate as interest rates and the credit of the underlying issuer vary. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities, sales of the securities held in the separate account or from other available sources of cash. A Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than purchase the security. If a Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, realize a gain or loss due to market fluctuation.

To the extent a Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring securities consistent with the Portfolio's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to dispose of the right to acquire these securities before the settlement date if deemed advisable.

The use of when-issued transactions and forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. If an Investment Adviser were to forecast incorrectly the direction of interest rate movements, however, a Portfolio might be required to complete when-issued or forward transactions at prices inferior to the current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Portfolio enters into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. In some instances, the third-party seller of when-issued or forward commitment securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee. When-issued securities may include bonds purchased on a "when, as and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Any significant commitment of a Portfolio's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Portfolio's net asset value. For purposes of the Portfolios' investment policies, the purchase of securities with a settlement date occurring on a Public Securities Association approved settlement date is considered a normal delivery and not a when-issued or forward commitment purchase.

REPURCHASE AGREEMENTS

The Portfolios may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. In a typical repurchase agreement, the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. The Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price (including accrued interest). In the event of default by the seller under the repurchase agreement, the Portfolio may have difficulties in exercising its rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities. To evaluate potential risks, the Adviser reviews the credit-worthiness of those banks and dealers with which the Portfolio enters into repurchase agreements.

Securities subject to repurchase agreements will be held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve book-entry system. Repurchase agreements are considered to be loans by a Portfolio for certain purposes under the 1940 Act.

TEMPORARY DEFENSIVE POSITION

When a Portfolio, in accordance with the policies described in its Prospectus, assumes a temporary defensive position, it may invest in (i) short-term U.S. Government Securities, (ii) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and that are insured by the Federal Deposit Insurance Corporation, (iii) commercial paper of prime quality rated Prime-2 or higher by Moody's or A-2 or higher by S&P or, if not rated, determined by the investment adviser to be of comparable quality, (iv) repurchase agreements covering any of the securities in which the Portfolio may invest directly and (v) money market mutual Portfolios.

3.  INVESTMENT LIMITATIONS

For purposes of all Fundamental and nonfundamental investment policies of the Portfolio, (i) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Portfolio may rely and
(ii) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Portfolio may rely.

The Portfolio has adopted the investment policies listed in this section which are nonfundamental policies unless otherwise noted. Except for its investment objective, which is Fundamental, the Portfolio has not adopted any Fundamental policies except as required by the 1940 Act.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Portfolio's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A Fundamental policy cannot be changed without the affirmative vote of the lesser of (i) more than 50% of the outstanding shares of the Portfolio or (ii) 67% of the shares of the Portfolio present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Portfolio are present or represented.

FUNDAMENTAL LIMITATIONS

Each Portfolio has adopted the following investment limitations which are fundamental policies of the Portfolio.

(1) DIVERSIFICATION

         No Portfolio may, with respect to 75% of its assets, purchase a security (other than a U.S. Government Security or a security of an investment company) if, as a result: (i) more than 5% of the Portfolio's total assets would be invested in the securities of a single issuer, or (ii) the Portfolio would own more than 10% of the outstanding voting securities of any single issuer.

2.  INDUSTRY CONCENTRATION

         No Portfolio may purchase a security if, as a result, more than 25% of the Portfolio's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (i) investments in U.S. Government securities, in repurchase agreements covering U.S. Government Securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities or (ii) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, each Portfolio may invest in one or more investment companies; provided that, except to the extent the Portfolio invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Portfolio treats the assets of the investment companies in which it invests as its own for purposes of this policy.

         For purposes of this policy (i) "mortgage related securities," as that term is defined in the 1934 Act, are treated as securities of an issuer in the industry of the primary type of asset backing the security, (ii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance) and (iii) utility companies are classified according to their services (for example, gas, gas transmission, electric and gas, electric and telephone).

3.  BORROWING

         No Portfolio may borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Portfolio's total assets.

4.  REAL ESTATE

         No Portfolio may purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.  LENDING

         No Portfolio may make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

         No Portfolio may lend a security if, as a result, the amount of loaned securities would exceed an amount equal to 33 1/3% of the Portfolio's total assets.

6.  COMMODITIES

         No Portfolio may purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.  UNDERWRITING

         No Portfolio may underwrite (as that term is defined in the 1933 Act) securities issued by other persons except, to the extent that in connection with the disposition of the Portfolio's assets, the Portfolio may be deemed to be an underwriter.

8.  SENIOR SECURITIES

         No Portfolio may issue senior securities except to the extent permitted by the 1940 Act.

NONFUNDAMENTAL LIMITATIONS

Each Portfolio has adopted the following investment limitations which are not fundamental policies of the Portfolio. These policies may be changed by the Board.

(1) BORROWING

         For purposes of the limitation on borrowing, the following are not treated as borrowings to the extent they are fully collateralized: (i) the delayed delivery of purchased securities (such as the purchase of when-issued securities), (ii) reverse repurchase agreements, (iii) dollar-roll transactions and (iv) the lending of securities ("leverage transactions").

2.  LIQUIDITY

         No Portfolio may invest more than 15% of its net assets in illiquid assets such as: (i) securities that cannot be disposed of within seven days at their then-current value, (ii) repurchase agreements not entitling the holder to payment of principal within seven days and
         (iii) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. Each Portfolio may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board of Trustees.

3.  EXERCISING CONTROL OF ISSUERS

         No Portfolio may make investments for the purpose of exercising control of an issuer. Investments by a Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4.  SHORT SALES AND PURCHASING ON MARGIN

         [Under normal circumstances,] No Portfolio may sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         [{Under certain circumstances a Portfolio may sell securities short. Under these circumstances,} a Portfolio may not enter into short sales if, as a result, more that {25%} of the Portfolio's total assets would be so invested or the Portfolio's short positions (other than those positions "against the box") would represent more than {2%} of the outstanding voting securities of any single issuer or of any class of securities of any single issuer.]

         No Portfolio may purchase securities on margin, except that a Portfolio may use short-term credit for the clearance of the Portfolio's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

5.  OPTIONS, WARRANTS AND FUTURES CONTRACTS

         No Portfolio may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

         No Portfolio (i) will hedge more than [50%] of its total assets by selling futures contracts, buying put options, and writing call options (so called "short positions"), (ii) will buy futures contracts or write put options whose underlying value exceeds [25%] of the Portfolio's total assets, and (iii) will buy call options with a value exceeding [5%] of the Portfolio's total assets.

4.  PERFORMANCE AND ADVERTISING DATA

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by the Portfolios is historical and is not intended to indicate future returns. Each Portfolio's yield and total return fluctuate in response to market conditions and other factors. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

In performance advertising, the Portfolios may compare any of their performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies which track the investment performance of investment companies ("Portfolio Tracking Companies"). The Portfolios may also compare any of their performance information with the performance of recognized stock, bond and other indexes, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, Russell 2000 Index, Morgan Stanley - Europe, Australian and Far East Index, Lehman Brothers Intermediate Government Index, Lehman Brothers Intermediate Government/Corporate Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Portfolios may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, the Portfolios may also refer in such materials to mutual Portfolio performance rankings and other data published by Portfolio Tracking Companies. Performance advertising may also refer to discussions of the Portfolios' and comparative mutual Portfolio data and ratings reported in independent periodicals, such as newspapers and financial magazines.

SEC YIELD CALCULATIONS

Although published yield information is useful to investors in reviewing a Portfolio's performance, investors should be aware that each Portfolio's yield fluctuates from day to day and that the Portfolio's yield for any given period is not an indication or representation by the Portfolio of future yields or rates of return on the Portfolio's shares. Norwest, Processing Organizations and others may charge their customers, various retirement plans or other shareholders that invest in a Portfolio fees in connection with an investment in a Portfolio, which will have the effect of reducing the Portfolio's net yield to those shareholders. The yields of a Portfolio are not fixed or guaranteed, and an investment in a Portfolio is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Portfolio with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Portfolio's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

FIXED INCOME AND EQUITY PORTFOLIOS

Standardized yields for the Portfolios used in advertising are computed by dividing a Portfolio's interest income (in accordance with specific standardized rules) for a given 30 days or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Portfolio's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate. In general, interest income is reduced with respect to municipal securities purchased at a premium over their par value by subtracting a portion of the premium from income on a daily basis. In general, interest income is increased with respect to municipal securities purchased at original issue at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining each Portfolio's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Portfolio may differ from the rate of distribution the Portfolio paid over the same period or the rate of income reported in the Portfolio's financial statements.

TOTAL RETURN CALCULATIONS

Standardized total returns quoted in advertising and sales literature reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions, any change in the Portfolio's net asset value per share over the period and maximum sales charge, if any, applicable to purchases of the Portfolio's shares. Average annual total returns are calculated, through the use of a formula prescribed by the SEC, by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. The average annual total return is computed separately for each class of shares of a Portfolio. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolios.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:
          n
    P(1+T) = ERV

    Where:
           P = a hypothetical initial payment of $1,000
           T = average annual total return
           n = number of years
           ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period

In addition to average annual returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

    PT = (ERV/P-1)

    Where:
           PT = period total return
           The other definitions are the same as in average annual total return above

OTHER ADVERTISEMENT MATTERS

The Portfolios may advertise other forms of performance. For example, the Portfolios may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted with or without taking into consideration a Portfolio's front-end sales charge or contingent deferred sales charge; excluding sales charges from a total return calculation produces a higher return figure. Any performance information may be presented numerically or in a table, graph or similar illustration.

The Portfolios may also include various information in their advertisements including, but not limited to (i) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity, (ii) statements or illustrations relating to the appropriateness of types of securities and/or mutual Portfolios that may be employed by an investor to meet specific financial goals, such as Portfolioing retirement, paying for children's education and financially supporting aging parents, (iv) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quartile or daily), (v) information relating to inflation and its effects on the dollar; for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively, (vi) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging, (vii) descriptions of the Portfolios' portfolio managers and the portfolio management staff of the Investment Advisers or summaries of the views of the portfolio managers with respect to the financial markets, (viii) the results of a hypothetical investment in a Portfolio over a given number of years, including the amount that the investment would be at the end of the period, (ix) the effects of earning Federally and, if applicable, state tax-exempt income from a Portfolio or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan and (x) the net asset value, net assets or number of shareholders of a Portfolio as of one or more dates.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of any Portfolio's performance.

The Portfolios may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Portfolio at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Portfolio the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                   Systematic                    Share                Shares
    Period         Investment                    Price               Purchased
    ------         ----------                    -----               ---------
      1               $100                        $10                  10.00
      2               $100                        $12                  8.33
      3               $100                        $15                  6.67
      4               $100                        $20                  5.00
      5               $100                        $18                  5.56
      6               $100                        $16                  6.25
                      ----                        ---                  -----
          Total Invested $600     Average Price $15.17      Total Shares 41.81

With respect to the Portfolios that invest in municipal securities and distribute Federally tax-exempt (and in certain cases state tax exempt) dividends, the Portfolios may advertise the benefits of and other effects of investing in municipal securities. For instance, the Portfolios' advertisements may note that municipal bonds have historically offered higher after tax yields than comparable taxable alternatives for those persons in the higher tax brackets, that municipal bond yields may tend to outpace inflation and that changes in tax law have eliminated many of the tax advantages of other investments. The combined Federal and state income tax rates for a particular state may also be described and advertisements may indicate equivalent taxable and tax-free yields at various approximate combined marginal Federal and state tax bracket rates. All yields so advertised are for illustration only are not necessarily representative of a Portfolio's yield.

In connection with its advertisements each Portfolio may provide "shareholders letters" which serve to provide shareholders or investors an introduction into the Portfolio's, the Trust's or any of the Trust's service provider's policies or business practices. For instance, advertisements may provide for a message from Norwest or its parent corporation that Norwest has for more than 60 years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that Norwest believes that it has been successful as a national financial service firm.

5.  MANAGEMENT

Those officers, as well as certain other officers and Trustees of the Trust, may be directors, officers or employees of (and persons providing services to the Trust may include) Forum, its affiliates or certain non-banking affiliates of Norwest.

TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust and their principal occupations during the past five years and age as of May 31, 1997 are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

John Y. Keffer, Chairman and President,* Age 54.

    President and Owner, Forum Financial Services, Inc. (a registered broker-dealer), Forum Administrative Services, Limited Liability Company (a mutual Portfolio administrator), Forum Financial Corp. (a registered transfer agent), and other companies within the Forum Financial Group of companies. Mr. Keffer is a Director, Trustee and/or officer of various registered investment companies for which Forum Financial Services, Inc. or its affiliates serves as manager, administrator or distributor. His address is Two Portland Square, Portland, Maine 04101.

Robert C. Brown, Trustee,* Age 65.

    Director, Federal Farm Credit Banks Portfolioing Corporation and Farm Credit System Financial Assistance Corporation since February 1993. Prior thereto, he was Manager of Capital Markets Group, Norwest Corporation (a multi-bank holding company and parent of Norwest), until 1991. His address is 1431 Landings Place, Sarasota, Florida 34231.

Donald H. Burkhardt, Trustee, Age 70.

    Principal of The Burkhardt Law Firm. His address is 777 South Steele Street, Denver, Colorado 80209.

James C. Harris, Trustee, Age 76.

    President and sole Director of James C. Harris & Co., Inc. (a financial consulting firm). Mr. Harris is also a liquidating trustee and former Director of First Midwest Corporation (a small business investment company). His address is 6950 France Avenue South, Minneapolis, Minnesota 55435.

Richard M. Leach, Trustee, Age 63.

    President of Richard M. Leach Associates (a financial consulting firm) since 1992. Prior thereto, Mr. Leach was Senior Adviser of Taylor Investments (a registered investment adviser), a Director of Mountainview Broadcasting (a radio station) and Managing Director of Digital Techniques, Inc. (an interactive video design and manufacturing company). His address is P.O. Box 1888, New London, New Hampshire 03257.

John S. McCune, Trustee, Age 46.

    President, Norwest Investment Services, Inc. His address is 608 2nd Avenue South, Minneapolis, Minnesota 55479.

Timothy J. Penny, Trustee, Age 45.

    Senior Counselor to the public relations firm of Himle-Horner since January 1995 and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization) since January 1995. Prior thereto Mr. Penny was the Representative to the United States Congress from Minnesota's First Congressional District. His address is 500 North State Street, Waseca, Minnesota 56095.

Donald C. Willeke, Trustee, Age 56.

    Principal of the law firm of Willeke & Daniels. His address is 201 Ridgewood Avenue, Minneapolis, Minnesota 55403.

Robert Campbell, Treasurer, Age 35.

    Director of Portfolio Accounting, Forum Financial Services, Inc., with which he has been associated since April 1997. Prior thereto, from February 1994 - April 1996 Mr. Campbell was Vice President-Business Unit Head, Domestic Portfolio Services at State Street Portfolio Services, Inc. Prior thereto, from September 1992 - January 1994 Mr. Campbell was Assistant Vice President-Portfolio Manager at State Street Bank & Trust Company, and prior thereto First Line Manager. His address is Two Portland Square, Portland, Maine 04101.

David I. Goldstein, Vice President and Secretary, Age 35.

    Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1991. Mr. Goldstein is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Sara M. Clark, Vice President and Assistant Treasurer, Age 33.

    Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994 Ms. Clark was Controller of Wright Express Corporation (a national credit card company) and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Clark is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Thomas G. Sheehan, Vice President and Assistant Secretary, Age 42.

    Managing Director and Counsel, Forum Financial Services, Inc., with which he has been associated since 1993. Prior thereto, Mr. Sheehan was Special Counsel to the Division of Investment Management of the SEC. Mr. Sheehan is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

Catherine S. Wooledge, Assistant Secretary, Age 54.

    Counsel, Forum Financial Services, Inc., with which she has been associated since 1996. Prior thereto, Ms. Wooledge was an associate at the law firm of Morrison & Foerster since September 1994, prior thereto Ms. Wooledge was an associate corporate counsel at Franklin Resources, Inc. since September 1993, and prior thereto associate at the law firm of Drinker Biddle & Reath, Washington, D.C. Ms. Wooledge is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

Don L. Evans, Assistant Secretary, Age 48.

    Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1995. Prior thereto, Mr. Evans was associated with the law firm of Bisk & Lutz and prior thereto was associated with the law firm of Weiner & Strother. Mr. Evans is also an officer of various registered investment companies for which Forum Financial Services, Inc. serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine.

Renee A. Walker, Assistant Secretary, Age 27.

    Portfolio Administrator, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, Ms. Walker was an administrator at Longwood Partners (the manager of a hedge Portfolio partnership) for a year. After graduating from college, from 1991 to 1993 Ms. Walker was a sales representative assistant at PaineWebber Incorporated (a broker-dealer). Her address is Two Portland Square, Portland, Maine 04101.

COMPENSATION OF TRUSTEES AND OFFICERS OF THE TRUST

Each Trustee of the Trust is paid a retainer fee in the total amount of $5,000, payable quarterly, for the Trustee's service to the Trust and to Norwest Select Portfolios, a separate registered open-end management investment company for which each Trustee serves as trustee. In addition, each Trustee is paid $3,000 for each regular Board meeting attended (whether in person or by electronic communication) and is paid $1,000 for each Committee meeting attended on a date when a Board meeting is not held. Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board. Mr. Keffer received no compensation for his services as Trustee for the past year or compensation or reimbursement for his associated expenses. In addition, no officer of the Trust is compensated by the Trust.

Mr. Burkhardt, Chairman of the Trust's and Norwest Select Portfolios' audit committees, receives additional compensation of $6,000 from the Trust and Norwest Select Portfolios allocated pro rata between the Trust and Norwest Select Portfolios based upon relative net assets, for his services as Chairman. Each Trustee was elected by shareholders on April 30, 1997.

The following table provides the aggregate compensation paid to the Trustees of the Trust by the Trust and Norwest Select Portfolios, combined. Norwest Select Portfolios have a December 31 fiscal year end. Information is presented for the twelve month period ended May 31, 1996, which was the fiscal year end of all of the Trust's portfolios.

                                                       Total Compensation From
                                Total Compensation      the Trust and Norwest
                                  from the Trust          Select Portfolios
                                ------------------     -----------------------
    Mr. Brown                        $28,974                   $29,000
    Mr. Burkhardt                    $36,223                   $36,250
    Mr. Harris                       $27,975                   $28,000
    Mr. Leach                        $32,970                   $33,000
    Mr. Penny                        $15,985                   $16,000
    Mr. Willeke                      $29,973                   $30,000
    Mr. McCune                            $0                        $0


Neither the Trust nor Norwest Select Portfolios has adopted any form of retirement plan covering Trustees or officers. For the twelve month period ended May 31, 1996 total expenses of the Trustees (other than Mr. Keffer) was $30,408 and total expenses of the trustees of Norwest Select Portfolios was $27.

As of [October 1, 1997], the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Portfolios.

INVESTMENT ADVISORY SERVICES

GENERAL

The advisory fee for each Portfolio is based on the average daily net assets of the Portfolio at the annual rate disclosed in the Portfolio's prospectus.

All investment advisory fees are accrued daily and paid monthly. Norwest, the investment adviser, in its sole discretion, may waive or continue to waive all or any portion of its investment advisory fees.

In addition to receiving its advisory fee from the Portfolios, the investment adviser or its affiliates may act and be compensated as investment manager for its clients with respect to assets which are invested in a Portfolio. In some instances Norwest or its affiliates may elect to credit against any investment management, custodial or other fee received from, or rebate to, a client who is also a shareholder in a Portfolio an amount equal to all or a portion of the fees received by Norwest or any of its affiliates from a Portfolio with respect to the client's assets invested in the Portfolio.

NORWEST INVESTMENT MANAGEMENT

Norwest furnishes at its expense all services, facilities and personnel necessary in connection with managing each Portfolio's investments and effecting portfolio transactions for each Portfolio. The Investment Advisory Agreement between each Portfolio and Norwest will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not interested persons of any party to the Investment Advisory Agreement, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

Each Investment Advisory Agreement is terminable without penalty with respect to the Portfolio on 60 days' written notice (i) by the Board or by a vote of a majority of the outstanding voting securities of the Portfolio to the Adviser or
(ii) by the Adviser on 60 days' written notice to the Trust. Each Investment Advisory Agreement shall terminate upon assignment. The Investment Advisory Agreements also provide that, with respect to the Portfolios, neither Norwest nor its personnel shall be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing in the Investment Advisory Agreements shall be deemed to protect, or purport to protect, the Adviser against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of Norwest's duties or by reason of reckless disregard of its obligations and duties under the Investment Advisory Agreements. The Investment Advisory Agreements provide that Norwest may render services to others.

Norwest acts as investment adviser to the Portfolios.

MANAGEMENT AND ADMINISTRATIVE SERVICES

MANAGER AND ADMINISTRATOR

Forum manages all aspects of the Trust's operations with respect to each Portfolio except those which are the responsibility of FAS, Norwest, any other investment adviser or investment subadviser to a Portfolio, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Portfolio, Forum has entered into a Management Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Portfolio, Forum (i) oversees
(A) the preparation and maintenance by the Advisers and the Trust's administrator, custodian, transfer agent, dividend disbursing agent and Portfolio accountant (or if appropriate, prepares and maintains) in such form, for such periods and in such locations as may be required by applicable law, of all documents and records relating to the operation of the Trust required to be prepared or maintained by the Trust or its agents pursuant to applicable law;
(B) the reconciliation of account information and balances among the Advisers and the Trust's custodian, transfer agent, dividend disbursing agent and Portfolio accountant; (C) the transmission of purchase and redemption orders for Shares; (D) the notification of the Advisers of available Portfolios for investment; and (E) the performance of Portfolio accounting, including the calculation of the net asset value per Share; (ii) oversees the Trust's receipt of the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (iii) oversees the performance of administrative and professional services rendered to the Trust by others, including its administrator, custodian, transfer agent, dividend disbursing agent and Portfolio accountant, as well as accounting, auditing, legal and other services performed for the Trust; (iv) provides the Trust with adequate general office space and facilities and provides, at the Trust's request and expense, persons suitable to the Board to serve as officers of the Trust; (v) oversees the preparation and the printing of the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (vi) oversees the preparation of proxy and information statements and any other communications to shareholders;
(vii) with the cooperation of the Trust's counsel, Investment Advisers and other relevant parties, oversees the preparation and dissemination of materials for meetings of the Board; (viii) oversees the preparation, filing and maintenance of the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (ix) oversees registration and sale of Portfolio shares, to ensure that such shares are properly and duly registered with the SEC and applicable state and other securities commissions; (x) oversees the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; (xi) oversees the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Portfolio as a regulated investment company under the Internal Revenue Code of 1986, as amended, and oversees the preparation and distribution to appropriate parties of notices announcing the declaration of dividends and other distributions to shareholders; (xii) reviews and negotiates on behalf of the Trust normal course of business contracts and agreements; (xiii) maintains and reviews periodically the Trust's fidelity bond and errors and omission insurance coverage; and (xiv) advises the Trust and the Board on matters concerning the Trust and its affairs.

The Management Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Portfolio by vote of that Portfolio's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Management Agreement also provides that neither Forum nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of Forum's or their duties or by reason of reckless disregard of their obligations and duties under the Management Agreement.

FAS manages all aspects of the Trust's operations with respect to each Portfolio except those which are the responsibility of Forum, Norwest, or any other investment adviser or investment subadviser to a Portfolio, or Norwest in its capacity as administrator pursuant to an investment administration or similar agreement. With respect to each Portfolio, Forum has entered into a Administrative Agreement that will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not interested persons of any party to the Management Agreement.

On behalf of the Trust and with respect to each Portfolio, FAS (i) provides the Trust with, or arranges for the provision of, the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary to provide effective operation of the Trust; (ii) assists in the preparation and the printing and the periodic updating of the Trust's registration statement, Prospectuses and SAIs, the Trust's tax returns, and reports to its shareholders, the SEC and state and other securities administrators; (iii) assists in the preparation of proxy and information statements and any other communications to shareholders; (iv) assists the Advisers in monitoring Portfolio holdings for compliance with Prospectus and SAI investment restrictions and assist in preparation of periodic compliance reports; (v) with the cooperation of the Trust's counsel, the Investment Advisers, the officers of the Trust and other relevant parties, is responsible for the preparation and dissemination of materials for meetings of the Board;
(vi) is responsible for preparing, filing and maintaining the Trust's governing documents, including the Trust Instrument, Bylaws and minutes of meetings of Trustees, Board committees and shareholders; (vii) is responsible for maintaining the Trust's existence and good standing under state law; (viii) monitors sales of shares and ensures that such shares are properly and duly registered with the SEC and applicable state and other securities commissions;
(ix) is responsible for the calculation of performance data for dissemination to information services covering the investment company industry, sales literature of the Trust and other appropriate purposes; and (x) is responsible for the determination of the amount of and supervises the declaration of dividends and other distributions to shareholders as necessary to, among other things, maintain the qualification of each Portfolio as a regulated investment company under the Code, as amended, and prepares and distributes to appropriate parties notices announcing the declaration of dividends and other distributions to shareholders.

The Administrative Agreement terminates automatically if assigned and may be terminated without penalty with respect to any Portfolio by vote of that Portfolio's shareholders or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Agreement also provides that neither FAS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for willful misfeasance, bad faith or gross negligence in the performance of FAS's or their duties or by reason of reckless disregard of their obligations and duties under the Administrative Agreement.

Pursuant to their agreements with the Trust, Forum and FAS may subcontract any or all of their duties to one or more qualified subadministrators who agree to comply with the terms of Forum's Management Agreement or FAS's Administration Agreement, respectively. Forum and FAS may compensate those agents for their services; however, no such compensation may increase the aggregate amount of payments by the Trust to Forum or FAS pursuant to their Management and Administration Agreements with the Trust.

[The Administration Agreement became effective on June 1, 1997.]

DISTRIBUTION

Forum also acts as distributor of the shares of the Portfolio. Forum acts as the agent of the Trust in connection with the offering of shares of the Portfolios on a "best efforts" basis pursuant to a Distribution Services Agreement. Under the Distribution Services Agreement, the Trust has agreed to indemnify, defend and hold Forum, and any person who controls Forum within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Forum or any such controlling person may incur, under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Trust's Registration Statement or a Portfolio's Prospectus or Statement of Additional Information in effect from time to time under the 1933 Act or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading. Forum is not, however, protected against any liability to the Trust or its shareholders to which Forum would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of Forum's reckless disregard of its obligations and duties under the Distribution Services Agreement.

With respect to each Portfolio, the Distribution Services Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by the shareholders and, in either case, by a majority of the Trustees who are not parties to the Distribution Services Agreement or interested persons of any such party and, with respect to each class of a Portfolio for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, who do not have any direct or indirect financial interest in any distribution plan of the Portfolio or in any agreement related to the distribution plan cast in person at a meeting called for the purpose of voting on such approval ("12b-1 Trustees").

The Distribution Services Agreement terminates automatically if assigned. With respect to each Portfolio, the Distribution Services Agreement may be terminated at any time without the payment of any penalty (i) by the Board or by a vote of the Portfolio's shareholders or, with respect to each class of a Portfolio for which there is an effective plan of distribution adopted pursuant to Rule 12b-1, a majority of 12b-1 Trustees, on 60 days' written notice to Forum or (ii) by Forum on 60 days' written notice to the Trust.

[Under the Distribution Services Agreement related to the Portfolios that offer A Shares, Forum receives, and may reallow to certain financial institutions, the initial sales charges assessed on purchases of A Shares of the Portfolios. With respect to B Shares of each Portfolio that offers B Shares, and with respect to Exchange Shares of Ready Cash Investment Portfolio, the Portfolios have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which authorizes the payment to Forum under the Distribution Services Agreement of a distribution services fee, which may not exceed an annual rate of 0.75%, and a maintenance fee in an amount equal to 0.25%, of the average daily net assets of the Portfolio attributable to the B Shares and Exchange Shares.]

The Plan provides that all written agreements relating to the Plan must be in a form satisfactory to the Board. In addition, the Plan requires the Trust and Forum to prepare, at least quarterly, written reports setting forth all amounts expended for distribution purposes by the Portfolios and Forum pursuant to the Plan and identifying the distribution activities for which those expenditures were made.

The Plan provides that, with respect to each class of each Portfolio to which it applies, it will remain in effect for one year from the date of its adoption and thereafter may continue in effect for successive annual periods provided it is approved by the shareholders of the respective class or by the Board, including a majority of the 12b-1 trustees. The Plan further provides that it may not be amended to increase materially the costs which may be borne by the Trust for distribution pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the trustees in the manner described in the preceding sentence. The Plan may be terminated at any time by a vote of the Board or by the shareholders of the respective classes.

The Plan is "semi-enhanced" in that under the circumstances described below, payments to Forum under the Plan continue while there are uncovered distribution charges even though the Plan has been terminated. Uncovered distribution charges include all sales commissions previously due, plus interest, less amounts previously received by Forum (or other distributor) pursuant to the Plan and contingent deferred sales charges previously paid to Forum. The Plan provides that in the event of a Complete Termination (as defined below) of the Plan with respect to a Portfolio, payments by a Portfolio in consideration of sales of B Shares that occurred prior to termination of the Plan will cease. A Complete Termination in respect of any Portfolio means: (i) the 12b-1 Trustees acting in good faith have determined that termination is in the best interest of the Trust and the shareholders of the Portfolio; (ii) the Trust does not alter the terms of the CDSC applicable to the B Shares of the Portfolio outstanding at the time of the termination; (iii) the Trust does not pay any portion of the asset based sales charge or service fees to an entity other than the distributor or its assignee (unless the distributor at the time of the termination was in material breach under the Distribution Agreement in respect of the Portfolio); and (iv) the Portfolio does not adopt a distribution plan relating to a class of shares of the Portfolio that has a sales load structure substantially similar (as defined in the Plan) to that of the B shares.

In the event of a termination of the Plan that does not satisfy clauses (ii),
(iii) and (iv) of the definition of a Complete Termination above, [_______ Portfolio would continue to pay distribution services fees for no more than ____ years. In contrast, payments by ________ Portfolio would continue until such time as there exist no outstanding uncovered distribution charges attributable to the Portfolio and, therefore, could continue for periods of time beyond ____years after the date of termination.

[In addition, pursuant to the Plan, each of _____________ Portfolio and ______ Portfolio may, subject to approval by the Trustees, assume and pay (i) any uncovered distribution charges of the distributor of a Portfolio whose assets are being acquired by the Portfolio and (ii) any other amounts expended for distribution on behalf of such Portfolio that are not reimbursed or paid by the Portfolio upon the merger or combination with or acquisition of substantially all of the assets of that Portfolio.]

TRANSFER AGENT

Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 acts as Transfer Agent of the Trust pursuant to a Transfer Agency Agreement. The Transfer Agency Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Transfer Agency Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Transfer Agency Agreement.

The responsibilities of the Transfer Agent include: (i) answering customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares of the Portfolio may be effected and certain other matters pertaining to the Portfolio; (ii) assisting shareholders in initiating and changing account designations and addresses; (iii) providing necessary personnel and facilities to establish and maintain shareholder accounts and records, (iv) assisting in processing purchase and redemption transactions and receiving wired Portfolios; (v) transmitting and receiving Portfolios in connection with customer orders to purchase or redeem shares; (vi) verifying shareholder signatures in connection with changes in the registration of shareholder accounts; (vii) furnishing periodic statements and confirmations of purchases and redemptions; (viii) transmitting proxy statements, annual reports, prospectuses and other communications from the Trust to its shareholders; (ix) receiving, tabulating and transmitting to the Trust proxies executed by shareholders with respect to meetings of shareholders of the Trust; and (x) providing such other related services as the Trust or a shareholder may request.

For its services, the Transfer Agent receives a fee computed daily and paid monthly from the Trust, with respect to each Portfolio, at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to each class of the Portfolio.

CUSTODIAN

Pursuant to a Custodian Agreement, Norwest Bank, Sixth Street and Marquette, Minneapolis, Minnesota 55479 serves as each Portfolio's custodian (in this capacity the "Custodian"). The Custodian's responsibilities include safeguarding and controlling the Trust's cash and securities, determining income and collecting interest on Portfolio investments. The fee is computed and paid monthly, based on the average daily net assets of the Portfolio, the number of portfolio transactions of the Portfolio and the number of securities in the Portfolio's portfolio.

Pursuant to rules adopted under the 1940 Act, a Portfolio may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board upon consideration of a number of factors, including (but not limited to) the reliability and financial stability of the institution; the ability of the institution to perform capably custodial services for the Portfolio; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and possible risks of potential nationalization or expropriation of Portfolio assets. The Custodian employs qualified foreign subcustodians to provide custody of the Portfolios foreign assets in accordance with applicable regulations.

PORTFOLIO ACCOUNTING

Forum Accounting, an affiliate of Forum, performs portfolio accounting services for each Portfolio pursuant to a Portfolio Accounting Agreement with the Trust. The Portfolio Accounting Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by a vote of the shareholders of the Trust and in either case by a majority of the Trustees who are not parties to the Portfolio Accounting Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Portfolio Accounting Agreement.

[Under the Portfolio Accounting Agreement, Forum Accounting prepares and maintains books and records of each Portfolio on behalf of the Trust that are required to be maintained under the 1940 Act, calculates the net asset value per share of each Portfolio (and class thereof) and dividends and capital gain distributions and prepares periodic reports to shareholders and the SEC. For its services, Forum Accounting receives from the Trust with respect to each Portfolio a fee of $[3,000] per month plus for each additional class of the Portfolio above one $[1,000] per month. In addition, Forum Accounting is paid additional surcharges for each of the following: (i) Portfolios with asset levels exceeding $100 million - $500/month, Portfolios with asset levels exceeding $250 million - $1000/month, Portfolios with asset levels exceeding $500 million - $1,500/month, Portfolios with asset levels exceeding $1,000 million - $2,000/month (ii) Portfolios requiring international custody - $1,000/month, (iii) Portfolios with more than 30 international positions - $1,000/month (iv) Portfolios with more than 25% of net assets invested in asset backed securities - $1,000/month, (vi) Portfolios with more than 50% of net assets invested in asset backed securities - $2,000/month, (vi) Portfolios with more than 100 security positions - $1,000/month and (vii) Portfolios with a monthly portfolio turnover rate of 10% or greater - $1,000/month.]

Surcharges are determined based upon the total assets, security positions or other factors as of the end of the prior month and on the portfolio turnover rate for the prior month. The rates set forth above shall remain fixed through December 31, 1997. On January 1, 1998, and on each successive January 1, the rates may be adjusted automatically by Forum without action of the Trust to reflect changes in the Consumer Price Index for the preceding calendar year, as published by the U.S. Department of Labor, Bureau of Labor Statistics. Forum shall notify the Trust each year of the new rates, if applicable

Forum Accounting is required to use its best judgment and efforts in rendering Portfolio accounting services and is not be liable to the Trust for any action or inaction in the absence of bad faith, willful misconduct or gross negligence. Forum Accounting is not responsible or liable for any failure or delay in performance of its Portfolio accounting obligations arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control and the Trust has agreed to indemnify and hold harmless Forum Accounting, its employees, agents, officers and directors against and from any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, counsel fees and other expenses of every nature and character arising out of or in any way related to Forum Accounting's actions taken or failures to act with respect to a Portfolio or based, if applicable, upon information, instructions or requests with respect to a Portfolio given or made to Forum Accounting by an officer of the Trust duly authorized. This indemnification does not apply to Forum Accounting's actions taken or failures to act in cases of Forum Accounting's own bad faith, willful misconduct or gross negligence.

EXPENSES

Subject to the obligations of Norwest to reimburse the Trust for its excess expenses as described above, the Trust has, under its Investment Advisory Agreements, confirmed its obligation to pay all its other expenses, including:
(i) interest charges, taxes, brokerage fees and commissions; (ii) certain insurance premiums; (iii) fees, interest charges and expenses of the Trust's custodian, transfer agent and dividend disbursing agent; (iv) telecommunications expenses; (v) auditing, legal and compliance expenses; (vi) costs of the Trust's formation and maintaining its existence; (vii) costs of preparing and printing the Trust's prospectuses, statements of additional information, account application forms and shareholder reports and delivering them to existing and prospective shareholders; (viii) costs of maintaining books of original entry for portfolio and Portfolio accounting and other required books and accounts and of calculating the net asset value of shares of the Trust; (ix) costs of reproduction, stationery and supplies; (x) compensation of the Trust's trustees, officers and employees and costs of other personnel performing services for the Trust who are not officers of Norwest, Forum or affiliated persons of Norwest or Forum; (xi) costs of corporate meetings; (xii) registration fees and related expenses for registration with the SEC and the securities regulatory authorities of other countries in which the Trust's shares are sold; (xiii) state securities law registration fees and related expenses; (xiv) fees and out-of-pocket expenses payable to Forum Financial Services, Inc. under any distribution, management or similar agreement; (xv) and all other fees and expenses paid by the Trust pursuant to any distribution or shareholder service plan adopted pursuant to Rule 12b-1 under the Act.

6.  PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities for the Portfolios usually are principal transactions. Debt instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios generally will effect purchases and sales of equity securities through brokers who charge commissions except in the over-the-counter markets. Purchases of debt and equity securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. In the case of debt securities and equity securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of each Portfolio rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Portfolio. In transactions on stock exchanges in the United States, commissions are negotiated, whereas on foreign stock exchanges commissions are generally fixed. Where transactions are executed in the over-the-counter market, each Portfolio will seek to deal with the primary market makers; but when necessary in order to obtain best execution, they will utilize the services of others. In all cases the Portfolios will attempt to negotiate best execution.

Subject to the general policies regarding allocation of portfolio brokerage as set forth above, the Board has authorized the Investment Adviser to employ its affiliates to effect securities transactions of the Portfolios, provided certain other conditions are satisfied. Payment of brokerage commissions to an affiliate of an Investment Adviser for effecting such transactions is subject to
Section 17(e) of the 1940 Act, which requires, among other things, that commissions for transactions on securities exchanges paid by a registered investment company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary brokers' commissions for such transactions. It is the Portfolio's policy that commissions paid to [Norwest Investment Services, Inc. ("NISI") and other affiliates of an Investment Adviser will, in the judgment of the Investment Adviser responsible for making portfolio decisions and selecting brokers, be (i) at least as favorable as commissions contemporaneously charged by the affiliate on comparable transactions for its most favored unaffiliated customers and (ii) at least as favorable as those which would be charged on comparable transactions by other qualified brokers having comparable execution capability. The Board, including a majority of the disinterested Trustees, has adopted procedures to ensure that commissions paid to affiliates of an Adviser by the Portfolios satisfy the foregoing standards.

No Portfolio has an understanding or arrangement to direct any specific portion of its brokerage to an affiliate of an Investment Adviser, and will not direct brokerage to an affiliate of an Investment Adviser in recognition of research services.

From time to time, a Portfolio may purchase securities of a broker or dealer through which it regularly engages in securities transactions.

The practice of placing orders with NISI is consistent with each Portfolio's objective of obtaining best execution and is not dependent on the fact that NISI is an affiliate of Norwest.

The Portfolios may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions, including certain dealer spreads, paid in connection with securities transactions, an Investment Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The Investment Advisers may also take into account payments made by brokers effecting transactions for a Portfolio (i) to the Portfolio or (ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay.

In addition, the Investment Advisers may give consideration to research services furnished by brokers to the Advisers for their use and may cause the Portfolios to pay these brokers a higher amount of commission than may be charged by other brokers. Such research and analysis is of the types described in Section 28(e)(3) of the Securities Exchange Act of 1934, as amended, and is designed to augment the Investment Adviser's own internal research and investment strategy capabilities. Such research and analysis may be used by the Investment Advisers in connection with services to clients other than the Portfolios, and not all such services may be used by the Investment Adviser in connection with the Portfolios. An Investment Adviser's fees are not reduced by reason of the Investment Adviser's receipt of the research services.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to the obligation to seek the most favorable price and execution available and such other policies as the Boards may determine, an Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Investment Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective investment adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for a Portfolio and other client accounts managed by the investment advisers occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

PORTFOLIO TURNOVER. A high rate of portfolio turnover involves corresponding greater expenses than a lower rate, which expenses must be borne by a Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains. In order to continue for Federal tax purposes, less than 30% of the annual gross income of the Portfolio must be desired from the sale of securities held by the Portfolio for less than three months. See "Taxation" below. Portfolio turnover rates are set forth under "Financial Highlight's" in the Portfolios Prospectus.

7.  ADDITIONAL PURCHASE, REDEMPTION AND EXCHANGE INFORMATION

GENERAL

Shares of all Portfolios are sold on a continuous basis by the distributor.

EXCHANGES

By making an exchange by telephone, the investor authorizes the Trust's transfer agent to act on telephonic instructions believed by the Trust's transfer agent to be genuine instructions from any person representing himself or herself to be the investor. The records of the Trust's transfer agent of such instructions are binding. The exchange procedures may be modified or terminated at any time upon appropriate notice to shareholders. For Federal income tax purposes, exchanges are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares redeemed is more or less than the shareholder's basis in such shares at the time of such transaction.

Shareholders of Shares making an exchange will be subject to the applicable sales charge of any Shares acquired in the exchange; provided, that the sales charge charged with respect to the acquired shares will be assessed at a rate that is equal to the excess (if any) of the rate of the sales charge that would be applicable to the acquired shares in the absence of an exchange over the rate of the sales charge previously paid on the exchanged shares. For purposes of the preceding sentence, Shares acquired through the reinvestment of dividends or distributions are deemed to have been acquired with a sales charge rate equal to that paid on the shares on which the dividend or distribution was paid.

In addition, Shares acquired by a previous exchange transaction involving shares on which a sales charge has directly or indirectly been paid (e.g., shares purchased with a sales charge or issued in connection with an exchange transaction involving shares that had been purchased with a sales charge), as well as additional shares acquired through reinvestment of dividends or distributions on such shares will be treated as if they had been acquired subject to that sales charge.

REDEMPTIONS

In addition to the situations described in the Prospectus with respect to the redemptions of shares, the Trust may redeem shares involuntarily to reimburse a Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Portfolio's shares as provided in the Prospectus from time to time.

Proceeds of redemptions normally are paid in cash. However, payments may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Portfolio. The Portfolios have chosen not to make an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. Redemption requests in excess of applicable limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus under "_______________" and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

8.  TAXATION

Each Portfolio intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Code. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements each Portfolio must meet to qualify for such treatment, and of the application of state and local tax laws to his or her particular situation.

Since certain Portfolios expect to derive substantially all of their gross income (exclusive of capital gains) from sources other than dividends, it is expected that none of such Portfolios dividends or distributions will qualify for the dividends-received deduction for corporations.

Certain listed options, regulated futures contracts and forward currency contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by a Portfolio at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by a Portfolio on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. Each Portfolio can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

With respect to over-the-counter put and call options, gain or loss realized by a Portfolio upon the lapse or sale of such options held by such Portfolio will be either long-term or short-term capital gain or loss depending upon the Portfolio's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by a Portfolio will be treated as short-term capital gain or loss. In general, if a Portfolio exercises an option, or an option that a Portfolio has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

Any option, futures contract, or other position entered into or held by a Portfolio in conjunction with any other position held by such Portfolio may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that: (i) loss realized on disposition of one position of a straddle not be recognized to the extent that a Portfolio has unrealized gains with respect to the other position in such straddle; (ii) a Portfolio's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to a Portfolio which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by a Portfolio all of the offsetting positions of which consist of section 1256 contracts.

A Portfolio's investments in zero coupon securities will be subject to special provisions of the Code which may cause the Portfolio to recognize income without receiving cash necessary to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. In order to satisfy those distribution requirements the Portfolio may be forced to sell other portfolio securities.

9.  ADDITIONAL INFORMATION ABOUT THE TRUST AND THE SHAREHOLDERS
    OF THE PORTFOLIOS

COUNSEL AND AUDITORS

Legal matters in connection with the issuance of shares of beneficial interest of the Trust are passed upon by the law firm of Seward & Kissel, One Battery Park Plaza, New York, NY 10004.

_______________________, independent auditors, serve as the independent auditors for the Trust.

GENERAL INFORMATION

The Trust is divided into twenty eight separate series representing shares of the Portfolios. The Trust received an order from the SEC permitting the issuance and sale of separate classes of shares representing interests in each of the Trust's existing Portfolios; however, the Trust currently issues and operates the various Portfolios, separate classes of shares under the provisions of 1940 Act.

The Board has determined that currently no conflict of interest exists between or among each Portfolio's A Shares, B Shares and I Shares, among Ready Cash Investment Portfolio's Institutional, Investor and Exchange Shares and between Municipal Money Market Portfolio's Institutional and Investor Shares. On an ongoing basis, the Board, pursuant to its fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

The Trust's shareholders are not personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private corporations for profit. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, and may thereby subject the Trust shareholders to liability. To guard against this risk, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation and instrument entered into by the Trust or its Trustees, and provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss beyond his investment because of shareholder liability is limited to circumstances in which (i) a court refuses to apply Delaware law, (ii) no contractual limitation of liability is in effect, and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the Board believes that the risk of personal liability to a Trust shareholder is extremely remote.

In order to adopt the name Norwest Portfolios, the Trust agreed in each Investment Advisory Agreement with Norwest that if Norwest ceases to act as investment adviser to the Trust or any Portfolio whose name includes the word "Norwest," or if Norwest requests in writing, the Trust shall take prompt action to change the name of the Trust and any such Portfolio to a name that does not include the word "Norwest." Norwest may from time to time make available without charge to the Trust for the Trust's use any marks or symbols owned by Norwest, including marks or symbols containing the word "Norwest" or any variation thereof, as Norwest deems appropriate. Upon Norwest's request in writing, the Trust shall cease to use any such mark or symbol at any time. The Trust has acknowledged that any rights in or to the word "Norwest" and any such marks or symbols which exist or may exist, and under any and all circumstances, shall continue to be, the sole property of Norwest. Norwest may permit other parties, including other investment companies, to use the word "Norwest" in their names without the consent of the Trust. The Trust shall not use the word "Norwest" in conducting any business other than that of an investment company registered under the Act without the permission of Norwest.

SHAREHOLDINGS

[25% Shareholders]

FINANCIAL STATEMENTS


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

The fiscal year end of the Portfolios is May 31. Financial statements for each Portfolio's semi-annual period and fiscal year will be distributed to shareholders of record. The Board in the future may change the fiscal year end of the Portfolio.

REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

             APPENDIX A - INVESTMENTS, STRATEGIES AND RISK CONSIDERATIONS


Each of the Portfolios may invest in certain Underlying Portfolios which may have investment objectives or investment policies which allow the Underlying Portfolio to invest in one or more of the following types of investments:

COMMON STOCKS, WARRANTS AND PREFERRED STOCK

COMMON STOCKS AND WARRANTS - Common stockholders are the owners of the company issuing the stock and, accordingly, vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, upon liquidation of the company are entitled to their pro rata share of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings of the company and not interest payments, which are expenses of the company. Equity securities owned by a Portfolio may be traded on a securities exchange or in the over-the-counter market and may not be traded every day or in the volume typical of securities traded on a major national securities exchange. As a result, disposition by a Portfolio of a portfolio security to meet redemptions by shareholders or otherwise may require the Portfolio to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over an extended period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth. A Portfolio may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time.
Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Portfolio's entire investment therein).

CONVERTIBLE SECURITIES

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities. In general, the value of a convertible security is the higher of its investment value (its value as a fixed income security) and its conversion value (the value of the underlying shares of common stock if the security is converted). As a fixed income security, the value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. The value of a convertible security is, however, also influenced by the value of the underlying common stock.

A Portfolio may invest in equity-linked securities, including Preferred Equity Redemption Cumulative Stock ("PERCS"), Equity-Linked Securities ("ELKS"), and Liquid Yield Option Notes ("LYONS"). Equity-Linked Securities are securities that are convertible into or based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of these securities is not fixed but is based on the price of the underlying common stock, which may rise or fall. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market or whether the market for them will be liquid or illiquid.

ADRS AND EDRS

A Portfolio may invest in sponsored and unsponsored American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets.
Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. A may also invest in European Depository Receipts ("EDRs"), receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and in other similar instruments representing securities of foreign companies. EDRs, in bearer form, are designed for use in European securities markets.

U.S. GOVERNMENT SECURITIES

The term U.S. Government Securities means obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The U.S. Government Securities in which a Portfolio may invest include U.S. Treasury Securities and obligations issued or guaranteed by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the U.S. Government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, the U.S. Government Securities in which the Portfolios may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority.
There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. Government's full faith and credit.

ZERO-COUPON SECURITIES

A Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. These components are traded independently under the Treasury's Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program or as Coupons Under Book Entry Safekeeping ("CUBES"). The Portfolios may invest in other types of related zero-coupon securities. For instance, a number of banks and brokerage firms separate the principal and interest portions of U.S. Treasury securities and sell them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account on behalf of the owners of the securities and are known by various names, including Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). Zero-coupon securities also may be issued by corporations and municipalities.

Zero-coupon securities are sold at original issue discount and pay no interest to holders prior to maturity, but a Portfolio holding a zero-coupon security must include a portion of the original issue discount of the security as income. Because of this, zero-coupon securities may be subject to greater fluctuation of market value than the other securities in which the Portfolios may invest. The Portfolios distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

CORPORATE DEBT SECURITIES AND COMMERCIAL PAPER

CORPORATE DEBT SECURITIES/COMMERCIAL PAPER - The corporate debt securities in which a Portfolio may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

FINANCIAL INSTITUTION OBLIGATIONS

A Portfolio may invest in obligations of financial institutions, including negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly owned banking-related subsidiaries of foreign banks.

Certificates of deposit represent an institution's obligation to repay Portfolios deposited with it that earn a specified interest rate over a given period. Bank notes are a debt obligation of a bank. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce a Portfolio's performance. Deposits subject to early withdrawal penalties or that mature in more than 7 days are treated as illiquid securities if there is no readily available market for the securities. A Portfolio's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both. Investments in foreign bank obligations are limited to banks and branches located in countries which the Advisers believe do not present undue risk.

PARTICIPATION INTERESTS

A Portfolio may purchase participation interests in loans or securities in which the Portfolio may invest directly that are owned by banks or other financial institutions. A participation interest gives the Portfolio an undivided interest in a loan or security in the proportion that the Portfolio's interest bears to the total principal amount of the security. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests the Portfolio will have the right to demand payment, on not more than 7 days notice, for all or a part of the Portfolio's participation interest. A Portfolio will only purchase participation interests from banks or other financial institutions that Norwest deems to be creditworthy. A Portfolio will not invest more than 10 percent of its total assets in participation interests in which the Portfolio does not have demand rights.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES

ILLIQUID SECURITIES/RESTRICTED SECURITIES. A Portfolio may invest up to 15 percent of its net assets in securities that at the time of purchase are illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities which are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in 7 days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might also have to register restricted securities in order to dispose of them, resulting in expense and delay. A Portfolio might not be able to dispose of restricted or other securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. An institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act of 1933 or other exemptions, the Advisers may determine that such securities are not illiquid securities, under guidelines or other exemptions adopted by the. These guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Portfolio's holdings of that security may be illiquid.

BORROWING

Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed Portfolios (or on the assets that were retained rather than sold to meet the needs for which Portfolios were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. No Portfolio, other than Intermediate Government Income Portfolio, Diversified Bond Portfolio and, with respect to their assets invested in Managed Fixed Income Portfolio, the Balanced Portfolios, may purchase securities for investment while any borrowing equal to 5 percent or more of the Portfolio's total assets is outstanding or borrow for purposes other than meeting redemptions in an amount exceeding 5 percent of the value of the Portfolio's total assets. A Portfolio's use of borrowed proceeds to make investments would subject the Portfolio to the risks of leveraging. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account; the use of these techniques in connection with a segregated account may result in a Portfolio's assets being 100 percent leveraged. See "Appendix A - Techniques Involving Leverage."

PURCHASING SECURITIES ON MARGIN

When the Portfolio purchases securities on margin, it only pays part of the purchase price and borrows the remainder. As a borrowing, a Portfolio's purchase of securities on margin is subject to the limitations and risks described in Borrowing above. In addition, if the value of the securities purchased on margin decreases such that the Portfolio's borrowing with respect to the security exceeds the maximum permissible borrowing amount, the Portfolio will be required to make margin payments (additional payments to the broker to maintain the level of borrowing at permissible levels). A Portfolio's obligation to satisfy margin calls may require the Portfolio to sell securities at an inappropriate time.

TECHNIQUES INVOLVING LEVERAGE

Utilization of leveraging involves special risks and may involve speculative investment techniques. The Portfolios may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when-issued or forward commitment basis. In addition, certain Portfolios may engage in dollar roll transactions and Intermediate Government Income Portfolio may purchase securities on margin and sell securities short (other than against the box). Each of these transactions involve the use of "leverage" when cash made available to the Portfolio through the investment technique is used to make additional portfolio investments. In addition, the use of swap and related agreements may involve leverage. The Portfolios use these investment techniques only when Norwest to a Portfolio believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Portfolio achieves the right to a return on a capital base that exceeds the Portfolio's investment. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio.

The risks of leverage include a higher volatility of the net asset value of the Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SEGREGATED ACCOUNT. In order to limit the risks involved in various transactions involving leverage, the Trust's custodian will set aside and maintain in a segregated account cash and securities in accordance with SEC guidelines. The account's value, which is marked to market daily, will be at least equal to the Portfolio's commitments under these transactions. The Portfolio's commitments may include: (i) the Portfolio's obligations to repurchase securities under a reverse repurchase agreement, settle when-issued and forward commitment transactions and make payments under a cap or floor (see "Appendix A - Swap Agreements"); and (ii) the greater of the market value of securities sold short or the value of the securities at the time of the short sale (reduced by any margin deposit). The net amount of the excess, if any, of a Portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount at least equal to the accrued excess will be maintained in the segregated account. If the Portfolio enters into an interest rate swap on other than a net basis, the Portfolio will maintain the full amount accrued on a daily basis of the Portfolio's obligations with respect to the swap in their segregated account. The use of a segregated account in connection with leveraged transactions may result in a Portfolio's portfolio being 100 percent leveraged.

REPURCHASE AGREEMENTS, SECURITIES LENDING, REVERSE REPURCHASE AGREEMENTS, WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLL TRANSACTIONS.
A Portfolio's use of repurchase agreements, securities lending, reverse repurchase agreements and forward commitments (including "dollar roll" transactions) entails certain risks not associated with direct investments in securities. For instance, in the event that bankruptcy or similar proceedings were commenced against a counterparty while these transactions remained open or a counterparty defaulted on its obligations, the Portfolio might suffer a loss. Failure by the other party to deliver a security purchased by the Portfolio may result in a missed opportunity to make an alternative investment. The Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income to be earned from the transaction justifies the attendant risks. Counterparty insolvency risk with respect to repurchase agreements is reduced by favorable insolvency laws that allow the Portfolio, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty. Those laws do not apply to securities lending and, accordingly, securities lending involves more risk than does the use of repurchase agreements. As a result of entering forward commitments and reverse repurchase agreements, as well as lending its securities, a Portfolio may be exposed to greater potential fluctuations in the value of its assets and net asset value per share. See "Appendix A - Techniques Involving Leverage."

REPURCHASE AGREEMENTS. A Portfolio may enter into repurchase agreements, transactions in which a Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally 1 to 7 days later. The resale price of a repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the purchased security. The Trust's custodian maintains possession of the collateral underlying a repurchase agreement, which has a market value, determined daily, at least equal to the repurchase price, and which consists of the types of securities in which the Portfolio may invest directly. Certain Portfolios may enter into repurchase agreements with foreign entities.

SECURITIES LENDING. A Portfolio may lend securities from its portfolios to brokers, dealers and other financial institutions. Securities loans must be continuously secured by cash or U.S. Government Securities with a market value, determined daily, at least equal to the value of the Portfolio's securities loaned, including accrued interest. A Portfolio receives interest in respect of securities loans from the borrower or from investing cash collateral. A Portfolio may pay fees to arrange the loans. No Portfolio will lend portfolio securities in excess of 33 1/3 percent of the value of the Portfolio's total assets.

REVERSE REPURCHASE AGREEMENTS. A Portfolio may enter into reverse repurchase agreements, transactions in which the Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by the Portfolio, reverse repurchase agreements may be viewed as a form of borrowing by the Portfolio from the buyer, collateralized by the security sold by the Portfolio. A Portfolio will use the proceeds of reverse repurchase agreements to Portfolio redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. Any significant commitment of a Portfolio's assets to the reverse repurchase agreements will tend to increase the volatility of the Portfolio's net asset value per share.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. A Portfolio may purchase fixed income securities on a "when-issued" or "forward commitment" basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 3 months after the transaction. During the period between a commitment and settlement, no payment is made for the securities purchased and no interest on the security accrues to the purchaser. At the time a Portfolio makes a commitment to purchase securities in this manner, the Portfolio immediately assumes the risk of ownership, including price fluctuation. Failure by the other party to deliver a security purchased by a Portfolio may result in a loss or a missed opportunity to make an alternative investment. The use of when-issued transactions and forward commitments enables a Portfolio to hedge against anticipated changes in interest rates and prices. If Norwest or Schroder were to forecast incorrectly the direction of interest rate movements, however, a Portfolio might be required to complete these transactions when the value of the security is lower than the price paid by the Portfolio. Except for dollar-roll transactions, a Portfolio will not purchase securities on a when-issued or forward commitment basis if, as a result, more than 15 percent (35 percent in the case of Total Return Bond Portfolio) of the value of the Portfolio's total assets would be committed to such transactions.

When-issued securities and forward commitments may be sold prior to the settlement date, but the Portfolios purchase securities on a when-issued and forward commitment basis only with the intention of actually receiving the securities. When-issued securities may include bonds purchased on a "when, and if issued" basis under which the issuance of the securities depends upon the occurrence of a subsequent event. Commitment of a Portfolio's assets to the purchase of securities on a when-issued or forward commitment basis will tend to increase the volatility of the Portfolios net asset value per share.

DOLLAR ROLL TRANSACTIONS. A Portfolio may enter into "dollar roll" transactions wherein the Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which a Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolios use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios obligation to repurchase the securities. The Portfolios will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. Each Portfolio will limit its obligations on dollar roll transactions to 35 percent of the Portfolio's net assets.

SWAP AGREEMENTS

To manage its exposure to different types of investments, a Portfolio may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolios performance. See "Appendix A - Techniques Involving Leverage." Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Norwest monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

MUNICIPAL SECURITIES

The municipal securities in which the Portfolios may invest include municipal bonds, notes and leases. Municipal securities may be zero-coupon securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the municipal security markets and the fixed income markets in general, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of a Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due.

Municipal bonds can be classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by a municipality's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. Municipal bonds include industrial development bonds. Municipal bonds may also be "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer is unable to meet its obligations under the bonds from current revenues, it may draw on a reserve Portfolio that is backed by the moral commitment (but not the legal obligation) of the state or municipality that created the issuer.

The Portfolio may invest in tax-exempt industrial development bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the municipality. The payment of the principal and interest on these bonds is dependent solely on the ability of an initial or subsequent user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Portfolio will acquire private activity securities only if the interest payments on the security are exempt from federal income taxation (other than the Alternative Minimum Tax (AMT)).

MUNICIPAL NOTES. Municipal notes, which may be either "general obligation" or "revenue" securities, are intended to fulfill short-term capital needs and generally have original maturities not exceeding one year. They include tax anticipation notes, revenue anticipation notes (which generally are issued in anticipation of various seasonal revenues), bond anticipation notes, construction loan notes and tax-exempt commercial paper. Tax-exempt commercial paper generally is issued with maturities of 270 days or less at fixed rates of interest.

MUNICIPAL LEASES. Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Lease and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Generally, the Portfolio will invest in municipal lease obligations through certificates of participation.

PARTICIPATION INTERESTS. The Portfolios may purchase participation interests in municipal securities that are owned by banks or other financial institutions. Participation interests usually carry a demand feature backed by a letter of credit or guarantee of the bank or institution permitting the holder to tender them back to the bank or other institution. Prior to purchasing any participation interest, the Portfolios will obtain appropriate assurances that the interest earned by the Portfolios from the obligations in which it holds participation interests is exempt from federal and, in the case of state tax-free Portfolios, applicable state income tax.

STAND-BY COMMITMENTS. The Portfolios may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Portfolio pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment. The Portfolio's policy is to enter into stand-by commitment transactions only with municipal securities dealers which, in the view of Norwest, present minimal credit risks.

PUTS ON MUNICIPAL SECURITIES. The Portfolios may acquire "puts" on municipal securities they purchase. A put gives the Portfolio the right to sell the municipal security at a specified price at any time on or before a specified date. The Portfolio will acquire puts only to enhance liquidity, shorten the maturity of the related municipal security or permit the Portfolio to invest its Portfolios at more favorable rates. Generally, the Portfolio will buy a municipal security that is accompanied by a put only if the put is available at no extra cost. In some cases, however, the Portfolio may pay an extra amount to acquire a put, either in connection with the purchase of the related municipal security or separately from the purchase of the security. Puts involve the same risks discussed above with respect to stand-by commitments.

SHORT SALES

Certain Portfolios are authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price for the security. When the Portfolio makes a short sale, the proceeds it receives are retained by the broker until the Portfolio replaces the borrowed security. In order to deliver the security to the buyer, the Portfolio must arrange through a broker to borrow the security and, in so doing, the Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales that are not made "against the box" create opportunities to increase the Portfolio's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since the Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Portfolio's net asset value per share, will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a Portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions a Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor those sales. See "Appendix A - Techniques Involving Leverage."

If the Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when Norwest believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by an offsetting future gain in the short position. The Portfolio's ability to enter into short sales transactions is limited by certain tax requirements. See "Dividends - Distributions and Taxes" in the SAIs.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent an interest in a pool of mortgages originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by banks, savings associations, private mortgage insurance companies or mortgage bankers.

Interests in mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. In contrast, mortgage-backed securities provide monthly payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of the securities or a mortgage loan servicer. Additional payments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans.

UNDERLYING MORTGAGES. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes, but may be made to purchasers of mobile homes or other real estate interests. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed-term mortgages, the Portfolio may purchase pools of variable rate mortgages, growing equity mortgages, graduated payment mortgages and other types of mortgages. Mortgage servicers impose qualification standards for local lending institutions which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies.

LIQUIDITY AND MARKETABILITY. The market for mortgage-backed securities has expanded considerably in recent years. The size of the primary issuance market and active participation in the secondary market by securities dealers and many types of investors make government and government-related pass-through pools highly liquid. The recently introduced private conventional pools of mortgages (pooled by commercial banks, savings and loan institutions and others, with no relationship with government and government-related entities) have also achieved broad market acceptance and consequently an active secondary market has emerged, however, the market for conventional pools is smaller and less liquid than the market for government and government-related mortgage pools.

AVERAGE LIFE AND PREPAYMENTS. The average life of a pass-through pool varies with the maturities of the underlying mortgage instruments. In addition, a pool's terms may be shortened by unscheduled or early payments of principal and interest on the underlying mortgages. Prepayments with respect to securities during times of declining interest rates will tend to lower the return of a Portfolio and may even result in losses to a Portfolio if the securities were acquired at a premium. The occurrence of mortgage prepayments is affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions.

As prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. For pools of fixed-rate 30-year mortgages, common industry practice is to assume that prepayments will result in a 12-year average life. Pools of mortgages with other maturities or different characteristics will have varying assumptions for average life. The assumed average life of pools of mortgages having terms of less than 30 years is less than 12 years, but typically not less than 5 years.

YIELD CALCULATIONS. Yields on pass-through securities are typically quoted by investment dealers based on the maturity of the underlying instruments and the associated average life assumption. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgages. Conversely, in periods of rising rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Actual prepayment experience may cause the yield to differ from the assumed average life yield. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Portfolio.

GOVERNMENT AND GOVERNMENT-RELATED GUARANTORS. The principal government guarantor of mortgage-backed securities is the Government National Mortgage Association ("GNMA"), a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages.

The Federal National Mortgage Association ("FNMA") is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller-servicers. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States Government that was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in mortgages from FHLMCs national portfolio. FNMA and FHLMC each guarantee the payment of principal and interest on the securities they issue. These securities, however, are not backed by the full faith and credit of the United States Government.

PRIVATELY ISSUED MORTGAGE-BACKED SECURITIES. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations. Mortgage-backed securities issued by non-governmental issuers may offer a higher rate of interest than securities issued by government issuers because of the absence of direct or indirect government guarantees of payment. Many non-governmental issuers or servicers of mortgage-backed securities, however, guarantee timely payment of interest and principal on such securities. Timely payment of interest and principal may also be supported by various forms of insurance, including individual loan, title, pool and hazard policies. There can be no assurance that the private issuers or insurers will be able to meet their obligations under the relevant guarantees and insurance policies.

ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMs") are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall. Also, most adjustable rate securities (or the underlying mortgages) are subject to caps or floors. "Caps" limit the maximum amount by which the interest rate paid by the borrower may change at each reset date or over the life of the loan and, accordingly, fluctuation in interest rates above these levels could cause such mortgage securities to "cap out" and to behave more like long-term, fixed-rate debt securities.

ARMs may have less risk of a decline in value during periods of rapidly rising rates, but they may also have less potential for capital appreciation than other debt securities of comparable maturities due to the periodic adjustment of the interest rate on the underlying mortgages and due to the likelihood of increased prepayments of mortgages as interest rates decline. Furthermore, during periods of declining interest rates, income to a Portfolio will decrease as the coupon rate resets to reflect the decline in interest rates. During periods of rising interest rates, changes in the coupon rates of the mortgages underlying a Portfolio's ARMs may lag behind changes in market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, investors could suffer some principal loss if they sold Portfolio shares before the interest rates on the underlying mortgages were adjusted to reflect current market rates.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are debt obligations that are collateralized by mortgages or mortgage pass-through securities issued by GNMA, FHLMC or FNMA or by pools of conventional mortgages ("Mortgage Assets"). CMOs may be privately issued or U.S. Government Securities. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs on the same schedule as they are received, although, certain classes (often referred to as tranches) of CMOs have priority over other classes with respect to the receipt of payments. Multi-class mortgage pass-through securities are interests in trusts that hold Mortgage Assets and that have multiple classes similar to those of CMOs.
Unless the context indicates otherwise, references to CMOs include multi-class mortgage pass-through securities. Payments of principal of and interest on the underlying Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide Portfolios to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Planned amortization class mortgage-based securities ("PAC Bonds") are a form of parallel pay CMO. PAC Bonds are designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a contemplated range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the contemplated range, or if deviations from other assumptions occur, principal payments on a PAC Bond may be greater or smaller than predicted. The magnitude of the contemplated range varies from one PAC Bond to another; a narrower range increases the risk that prepayments will be greater or smaller than contemplated. CMOs may have complicated structures and generally involve more risks than simpler forms of mortgage-backed securities.

The final tranche of a CMO may be structured as an accrual bond (sometimes referred to as a "Z-tranche"). Holders of accrual bonds receive no cash payments for an extended period of time. During the time that earlier tranches are outstanding, accrual bonds receive accrued interest which is a credit for periodic interest payments that increases the face amount of the security at a compounded rate, but is not paid to the bond holder. After all previous tranches are retired, accrual bond holders start receiving cash payments that include both principal and continuing interest. The market value of accrual bonds can fluctuate widely and their average life depends on the other aspects of the CMO offering. Interest on accrual bonds is taxable when accrued even though the holders receive no accrual payment. The Portfolios distribute all of their net investment income, and may have to sell portfolio securities to distribute imputed income, which may occur at a time when an investment adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are classes of mortgage-backed securities that receive different proportions of the interest and principal distributions from the underlying Mortgage Assets. They may be may be privately issued or U.S. Government Securities. In the most extreme case, one class will be entitled to receive all or a portion of the interest but none of the principal from the Mortgage Assets (the interest-only or "IO" class) and one class will be entitled to receive all or a portion of the principal, but none of the interest (the "PO" class). Currently, no Portfolio may purchase IOs or POs.

ASSET-BACKED SECURITIES

Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. No Portfolio may invest more than 10 percent of its net assets in asset-backed securities that are backed by a particular type of credit, for instance, credit card receivables. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

FOREIGN EXCHANGE CONTRACTS AND FOREIGN CURRENCY FORWARD CONTRACTS. Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities a Portfolio usually effects currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

A Portfolio may enter into foreign currency forward contracts or currency futures or options contracts for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Portfolio has investments may suffer a decline against the U.S. dollar. Like foreign exchange contracts and foreign currency forward contracts, these instruments are often referred to as derivatives, which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. The Portfolios have no present intention to enter into currency futures or options contracts but may do so in the future. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. This method of attempting to hedge the value of a Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. No Portfolio intends to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency. A Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if Norwest fails to predict currency values correctly.

FUTURES CONTRACTS AND OPTIONS

A Portfolio may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Portfolio may also to attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities. A Portfolio may only write options that are covered. An option is covered if, so long as the Portfolio is obligated under the option, it owns an offsetting position in the underlying security or futures contract or maintains cash, U.S. Government Securities or other liquid debt securities in a segregated account with a value at all times sufficient to cover the Portfolio's obligation under the option. Certain futures strategies employed by a Balanced Portfolio in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission. A Portfolio may enter into these futures contracts only if the aggregate of initial margin deposits for open futures contract positions does not exceed 5 percent of the Portfolio's total assets.

RISK CONSIDERATIONS. The Portfolio's use of options and futures contracts subjects the Portfolio to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on Norwest's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which the Portfolio invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (v) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (vi) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

Other risks include the inability of the Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by the Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations. There are a limited number of options on interest rate futures contracts and exchange traded options contracts on fixed income securities. Accordingly, hedging transactions involving these instruments may entail "cross-hedging." As an example, a Portfolio may wish to hedge existing holdings of mortgage-backed securities, but no listed options may exist on those securities. In that event, Norwest may attempt to hedge the Portfolio's securities by the use of options with respect to similar fixed income securities. The Portfolio may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.

LIMITATIONS. Except for the futures contracts strategies of a Portfolio used for making temporary allocations among bonds and stocks, the Portfolios have no current intention of investing in futures contracts and options thereon for purposes other than hedging. Certain Underlying Portfolios may purchase a call or put only if, after such purchase, the value of all put and call options held by the Underlying Portfolio would not exceed 5% of its total assets. No Portfolio may sell a put option if the exercise value of all put options written by the Portfolio would exceed 50 percent of the Portfolio's total assets or sell a call option if the exercise value of all call options written by the Portfolio would exceed the value of the Portfolio's assets. In addition, the current market value of all open futures positions held by a Portfolio will not exceed 50 percent of its total assets.

OPTIONS ON SECURITIES. A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

OPTIONS ON STOCK INDICES. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional stock options except that exercises of stock index options are effected with cash payments and do not involve delivery of securities. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

INDEX FUTURES CONTRACTS. Bond and stock index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond or stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contract. In addition to the Portfolios listed at the beginning of this section, "Futures Contracts and Options," a Portfolio using the Index Portfolio investment style may invest in index futures contracts to a limited extent.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to stock options except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

                    APPENDIX B - DESCRIPTION OF SECURITIES RATINGS

MUNICIPAL AND CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

Moody's rates corporate bond issues, including convertible debt issues, as follows:

Bonds which are rated Aaa are judged by Moody's to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Those bonds in the Aa, A, Baa, Ba or B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

STANDARD AND POOR'S CORPORATION ("S&P")

S&P rates corporate bond issues, including convertible debt issues, as follows:

Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in higher rated categories.

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

Bonds rated C typically are subordinated to senior debt which as assigned an actual or implied CCC debt rating. This rating may also be used to indicate imminent default.

The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating Cl is reserved for income bonds on which no interest is being paid.

Bonds are rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will made during such grace period.

Note: The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the rating category.

FITCH INVESTORS SERVICE, INC. ("FITCH")

Fitch rates corporate bond issues, including convertible debt issues, as follows:

AAA Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, shorter-term debt of these issuers is generally rated F-1+.

A Bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA, DDD, DD, or D categories.

PREFERRED STOCK

MOODY'S INVESTORS SERVICE, INC.

Moody's rates preferred stock as follows:

An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment among preferred stock issues.

An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

An issue rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

An issue rated baa is considered to be a medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

An issue rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

An issue which is rated c can be regarded as having extremely poor prospects of ever attaining any real investment standing. This is the lowest rated class of preferred or preference stock.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification from aa through b in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION

S&P rates preferred stock as follows:

AAA is the highest rating that is assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking Portfolio payments but that is currently paying.

A preferred stock rated C is a non-paying issue.

A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS

MOODY'S INVESTORS SERVICE, INC. Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. A rating of MIG-1/VMIG-1 denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing. Loans bearing the MIG-2/VMIG-2 designation are of high quality. Margins of protection are ample although not so large as in the MIG-1/VMIG-1 group. A rating of MIG 3/VMIG 3 denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established. A rating of MIG 4/VMIG 4 denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

STANDARD & POOR'S RATING GROUP. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest. Issues rated SP-3 have speculative capacity to pay principal and interest.

FITCH INVESTORS SERVICE, INC. Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

Short-term issues rated F-1+ are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-1 reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1.

OTHER MUNICIPAL SECURITIES AND COMMERCIAL PAPER

MOODY'S INVESTORS SERVICE, INC.

Moody's two highest ratings for short-term debt, including commercial paper, are Prime-1 and Prime-2. Both are judged investment grade, to indicate the relative repayment ability of rated issuers.

Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: Leading market positions in well-established industries; high rates of return on Portfolios employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S CORPORATION

S&P's two highest commercial paper ratings are A-1 and A-2. Issues assigned an A rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. An A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation. The capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. A-3 issues have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated A-2 are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

FITCH INVESTORS SERVICE, INC.

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1.  Issues assigned this rating reflect an assurance of timely payment only
slightly less in degree than issues rated   F-1+.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE PORTFOLIOS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                                        PART C
                                  OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) FINANCIAL STATEMENTS.

    Not Applicable to this filing.

    FINANCIAL HIGHLIGHTS.

    Not Applicable to this filing.

(B) EXHIBITS.

NOTE:    * INDICATES THAT THE EXHIBIT IS INCORPORATED HEREIN BY REFERENCE.  ALL
REFERENCES TO A POST-EFFECTIVE AMENDMENT ("PEA") OR PRE-EFFECTIVE AMENDMENT ("PREEA") ARE TO PEAS AND PREEAS TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILE NO. 33-9645.

(1)* Trust Instrument of Registrant as now in effect (filed as Exhibit 1 to PEA No. 35).

(2)*  By-Laws of Registrant as now in effect (filed as Exhibit 2 to PEA No.
      35).

(3)   Not Applicable.

(4)* Specimen Certificate for shares of beneficial interest of each class of each portfolio of Registrant. Except for the names of the classes of shares and CUSIP numbers. the certificate of each class of each portfolio of Registrant is substantially the same as the specimen certificate, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 4 to PEA No. 35).

(5)   (a)*    Form of Investment Advisory Agreement between Registrant and
              Norwest Investment Mangement, Inc. relating to Cash Investment
              Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury
              Fund, Municipal Money Market Fund, Stable Income Fund, Short
              Maturity Government Bond Fund, Intermediate Government Income
              Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund,
              Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado
              Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota
              Tax-Free Fund, Conservative Balanced Fund, Moderate Balanced
              Fund, Growth Balanced Fund, Aggressive Balanced Fund, Index Fund,
              Income Equity Fund, ValuGrowth-SM- Stock Fund, Diversified Equity
              Fund, Growth Equity Fund, Large Company Growth Fund, Small
              Company Stock Fund, Small Company Growth Fund, Diversified Small
              Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund,
              International Fund, Norwest WealthBuilder II Growth Portfolio,

              Norwest WealthBuilder II Growth and Income Portfolio, Norwest WealthBuilder II Growth Balanced Portfolio, Performa Smith Disciplined Growth Fund, Performa Smith Small Cap Value Fund, Performa Large Cap Value Fund, Performa Galliard Strategic Value Bond Fund and Performa Schroder Global Growth Fund. Except for the names of each series of the Registrant, the Investment Advisory Agreement of each series of Registrant is substantially the same as the Investment Advisory Agreement, and therefore, is omitted pursuant to Rule 483(d)(2) under the 1933 Act (filed as Exhibit 5(a) to PEA No. 43).

      (b)* Investment Sub-Advisory Agreement between Registrant and Crestone Capital Management, Inc. relating to Small Company Stock Fund (filed as Exhibit 5(b) to PEA No. 35).

      (c)* Investment Sub-Advisory Agreement between Registrant and Schroder Capital Management International Inc. relating to the Diversified Equity Fund, Growth Equity Fund, International Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund (filed as Exhibit 5(c) to PEA No. 35).

      (d)* Advisory Agreement between Registrant and Norwest Bank Minnesota, N.A., relating to Cash Investment Fund, Treasury Fund, U.S. Government Fund, Ready Cash Investment Fund, Municipal Money Market Fund, Minnesota Tax-Free Fund, Colorado Tax-Free Fund, Government Income Fund, Income Fund, Tax-Free Income Fund, Adjustable U.S. Government Reserve Fund, ValuGrowth Stock Fund, and Income Stock Fund (filed as Exhibit 5(d) to PEA No. 35).

      (e)* Form of Investment Sub-Advisory Agreement between Registrant and Galliard Capital Management International Inc. relating to the Stable Income Fund (filed as Exhibit 5(e) to PEA No. 43).

      (f)* Form of Investment Sub-Advisory Agreement between Registrant and Peregrine Capital Management International Inc. relating to the Small Company Growth Fund and Large Company Growth Fund (filed as
              Exhibit 5(f) to PEA No. 43).

      (g)* Form of Investment Sub-Advisory Agreement between Registrant and United Capital Management relating to Total Return Bond Fund and Contrarian Stock Fund (filed as Exhibit 5(g) to PEA No. 43).

(6)* Distribution Agreement between Registrant and Forum Financial Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 6 to PEA No. 35).

(7)   Not Applicable.

(8)   (a)*    Custodian Agreement between Registrant and Norwest Bank
              Minnesota, N.A. dated August 1, 1993 as amended November 11, 1994
              (filed as Exhibit 8(a) to PEA No. 35).

      (b)* Transfer Agency Agreement to be between Registrant and Norwest Bank Minnesota, N.A. (filed as Exhibit 8(b) to PEA No. 35).

(9)   (a)*    Management Agreement between Registrant and Forum Financial
              Services, Inc. relating to each portfolio of Registrant (filed as Exhibit 9(a) to PEA No. 35).

      (b)* Fund Accounting Agreement between Registrant and Forum Financial Corp. (filed as Exhibit 9(b) to PEA No. 35).

      (c)* Administration Services Agreement between Registrant and Norwest Bank Minnesota, N.A. relating to International Fund (filed as
              Exhibit 9(c) to PEA No. 35).

(10)  (a)*    Opinion of  Seward & Kissel (filed on December 31, 1986 as
              Exhibit 10(a) of PreEA 2).

      (b)*    Opinion of  Seward & Kissel (filed as Exhibit 10(b) to PEA No.
              35).

(11)  (a)     Not applicable.

(11)  (b)     Not applicable.

(12)  Not Applicable.

(13)* Investment representation letter of John Y. Keffer as initial purchaser of shares of stock of Registrant (filed on December 31, 1986 as Exhibit 13 of PreEA 2).

(14)* Individual Retirement Account materials (filed on April 22, 1994 as
      Exhibit 14 to PEA 24).

(15)* Rule 12b-1 Plan adopted by Registrant with respect to the Income Fund, Tax-Free Income Fund, Minnesota Tax-Free Fund, ValuGrowth Stock Fund, Adjustable U.S. Government Reserve Fund, Colorado Tax-Free Fund, Income Stock Fund, Arizona Tax-Free Fund, Contrarian Stock Fund, Small Company Stock Fund, Government Income Fund, Total Return Bond Fund, Stable Income Fund, Income Equity Fund, Diversified Equity Fund, Intermediate U.S. Government Fund, Growth Equity Fund and Exchange Shares of Ready Cash Investment Fund (filed as Exhibit 15 to PEA No. 35).

(16) Schedule for Computation of each Performance Quotation provided in the Registration Statement in response to Item 22 (filed on June 2, 1997 as
      Exhibit 16 to PEA 42.)

(17)  Not Applicable.

(18)* Multiclass (Rule 18f-3) Plan adopted by Registrant (filed as Exhibit 18 to PEA No. 35).

Other Exhibits

(A)* Power of Attorney of James C. Harris, Trustee of Registrant (filed as Other Exhibit A to PEA No. 35).

(B)* Power of Attorney of Richard M. Leach, Trustee of Registrant (filed as Other Exhibit B to PEA No. 35).

(C)* Power of Attorney of Robert C. Brown, Trustee of Registrant (filed as Other Exhibit C to PEA No. 35).

(D)* Power of Attorney of Donald H. Burkhardt, Trustee of Registrant (filed as Other Exhibit D to PEA No. 35).

(E)* Power of Attorney of John Y. Keffer, Trustee of Registrant (filed as Other Exhibit E to PEA No. 35).

(F)* Power of Attorney of Donald C. Willeke, Trustee of Registrant (filed as Other Exhibit F to PEA No. 35).

(G)* Power of Attorney of Timothy J. Penny, Trustee of Registrant (filed as Other Exhibit G to PEA No. 35).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES AS OF MAY 1, 1997.

                                                                Number of
Title of Class of Unit of Beneficial Interest               Record Holders
---------------------------------------------               --------------
Cash Investment Fund                                                    49
U.S. Government Fund                                                    34
Treasury Fund                                                           25
Municipal Money Market Fund
    Investor Shares                                                     20
    Institutional Shares                                                13
Ready Cash Investment Fund
    Investor Shares                                                    160
    Institutional Shares                                                14
    Exchange Class                                                      14
Income Fund
    A Shares                                                           248

    B Shares                                                           245
    I Shares                                                           846
Total Return Bond Fund
    A Shares                                                            73
    B Shares                                                           205
    I Shares                                                           275
Colorado Tax-Free Fund
    A Shares                                                           413
    B Shares                                                           181
    I Shares                                                             6
Minnesota Tax-Free Fund
    A Shares                                                           443
    B Shares                                                           362
    I Shares                                                           103
Tax-Free Income Fund
    A Shares                                                           592
    B Shares                                                           231
    I Shares                                                           285
ValuGrowth Stock Fund
    A Shares                                                         1,178
    B Shares                                                           637
    I Shares                                                         1,087
Small Cap Opportunities Fund
    A Shares                                                            41
    B Shares                                                            23
    I Shares                                                            17
Contrarian Stock Fund
    A Shares                                                             5
    B Shares                                                             4
    I Shares                                                            88
Small Company Stock Fund
    A Shares                                                           569
    B Shares                                                           634
    I Shares                                                         1,832
Diversified Equity Fund
    A Shares                                                         1,148
    B Shares                                                         2,320
    I Shares                                                            14
Growth Equity Fund
    A Shares                                                           609
    B Shares                                                           915
    I Shares                                                            12
Large Company Growth Fund
    I Shares                                                            13
Small Company Growth Fund

    I Shares                                                            11
International Fund
    A Shares                                                           171
    B Shares                                                           197
    I Shares                                                            18

Income Equity Fund
    A Shares                                                         1,996
    B Shares                                                         2,616
    I Shares                                                            20
Index Fund
    I Shares                                                            13
Conservative Balanced Fund
    I Shares                                                            11
Moderate Balanced Fund
    I Shares                                                            13
Growth Balanced Fund
    I Shares                                                            13
Intermediate Government Income Fund
    A Shares                                                           475
    B Shares                                                           476
    I Shares                                                            18
Diversified Bond Fund
    I Shares                                                            14
Stable Income Fund
    A Shares                                                            71
    B Shares                                                            51
    I Shares                                                            15

ITEM 27. INDEMNIFICATION.

The general effect of Section 10.02 of Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of
Section 10.02 of Registrant's Trust Instrument contained in this Registration Statement as Exhibit 1 and incorporated herein by reference.

Registrant's Investment Advisory Agreements, Investment Subadvisory Agreements, Management and Distribution Agreements and Distribution Services Agreements provide that Registrant's investment advisers and principal underwriter are protected against liability to the extent permitted by Section 17(i) of the Investment Company Act of 1940. Similar provisions are contained in the Management Agreement and Transfer Agency and Fund Accounting

Agreement. Registrant's principal underwriter is also provided with indemnification against various liabilities and expenses under the Management and Distribution Agreements and Distribution Services Agreements between Registrant and the principal underwriter; provided, however, that in no event shall the indemnification provision be construed as to protect the principal underwriter against any liability to Registrant or its security holders to which the principal underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under those agreements. Registrant's transfer agent and fund accountant and certain related individuals are also provided with indemnification against various liabilities and expenses under the Transfer Agency and Fund Accounting Agreements between Registrant and the transfer agent and fund accountant; provided, however, that in no event shall the transfer agent, fund accountant or such persons be indemnified against any liability or expense that is the direct result of willful misfeasance, bad faith or gross negligence by the transfer agent or such persons.

The preceding paragraph is modified in its entirety by the provisions of the Investment Advisory Agreements, Investment SubAdvisory Agreements, Management and Distribution Agreements, Distribution Services Agreements, Management Agreements, Transfer Agency Agreement and Fund Accounting Agreement of Registrant filed as Exhibits 5, 6, and 9 to Registrant's Registration Statement and incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

NORWEST INVESTMENT MANAGEMENT, INC.

The description of Norwest Investment Management, Inc., under the caption "Management--Advisor" or Management of the Funds-Norwest Investment Management" in each Prospectus and under the caption "Management-Adviser" or "Management--Investment Advisory Services--Norwest Investment Management" in each Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following are the directors and principal executive officers of NIM, including their business connections which are of a substantial nature. The address of Norwest Corporation, the parent of Norwest Bank Minnesota, N.A. ("Norwest Bank"), which is the parent of NIM, is Norwest Center, Sixth Street and Marquette Avenue, Minneapolis, MN 55479. Unless otherwise indicated below, the principal business address of any company with which the directors and principal executive officers are connected is also Sixth Street and Marquette Avenue, Minneapolis, MN 55479.

    James R. Campbell, Director, President and Chief Executive Officer, has held this position for the last two years. Mr. Campbell is also Executive Vice President of Norwest Corporation, Director and Chairman of Norwest Investment Advisors, Inc., and a Director of Flore Properties, Inc., Centennial Investment Corporation and Peregrine Capital Management, Inc., which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402-2056. Mr. Campbell is also a Director of a number of non-profit organizations located in Minneapolis, Minnesota. Within the last two years Mr. Campbell was a Director of Norwest Insurance, Inc. and Norwest Equipment Finance, Inc.

    Michael A. Graf, Controller and Cashier, also serves as Senior Vice President and Controller of Norwest Corporation.

    P. Jay Kiedrowski, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates since August 1987. Mr. Kiedrowski is also a Director and Chairman of the Board of Norwest Investment Management, Inc. and President of Norwest Investment Management, a part of Norwest.

    Scott A. Kisting, Director and Executive Vice President, is also a Director of Norwest Insurance, Inc., IntraWest Insurance Company and Fidelity National Life Insurance Company.

    William H. Queenan, Director, is also Executive Vice President of Norwest Corporation.

    John T. Thornton, Director, is also Executive Vice President and Chief Financial Officer of Norwest Corporation. Mr. Thornton is also a Director of Northern Prairie Indemnity, Limited, Grand Cayman, Cayman Islands, British West Indies, a Director of Norwest Capital Markets, Inc. Mr. Thornton is also a Director of Norwest Growth Fund, Inc., Norwest Venture Capital Management, Inc. and Norwest Equity Capital, Inc., and Director, President and Treasurer of Norwest Investors, Inc., and Director, President and CEO of Norwest Limited, Inc., all located at 2800 Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, MN 54402. Mr. Thornton is also Director and President of Superior Guaranty Insurance Company and Norwest Holding Company, and a Director of Bettendorf Asset Management, Inc. Mr. Thornton is also a Director of Eau Claire Asset Management, Inc., Green Bay Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota

    Asset Management, Inc., Waupun Asset Management, Inc., all located at 100 West Commons Blvd., Suite 303, New Castle, DE 19720.

    Richard C. Westergaard, Executive Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr.Westergaard is also a Director of Norwest Business Credit, Inc., Norwest Credit, Inc., First Interstate Equipment Finance, Inc. and R.D. Leasing, Inc. and a Director of Norwest Equipment Finance, Inc. and Commonwealth Leasing Corporation, located at Investors Building, 733 Marquette, Suite 300, Minneapolis, MN 55479-2048.

    Charles D. White, Senior Vice President, has served in various capacities as an employee of Norwest Bank Minnesota, N.A. and/or its affiliates during the last two years. Mr. White is also Treasurer and Chief Financial Officer of Norwest Limited, Inc. Mr. White is also a Director of Bettendorf Asset Management, Inc., Eau Claire Asset Management, Inc., Green Bay Asset Management, Inc., IntraWest Asset Management, Inc., Iowa Asset Management, Inc., LaCrosse Asset Management, Inc., South Bend Asset Management, Inc., South Dakota Asset Management, Inc., and Waupun Asset Management, Inc., located at 100 West Commons Boulevard, Suite 303, New Castle, DE 19720.

SCHRODER CAPITAL MANAGEMENT INTERNATIONAL INC.

The description of Schroder Capital Management International Inc. ("Schroder") under the caption "Management of the Funds - Investment Advisory Services - Schroder Capital Management International Inc." in the Prospectus and "Management-Investment Advisory Services" in the Statement of Additional Information relating to International Fund, Diversified Equity Fund, Growth Equity Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal officers of Schroder, including their business connections of a substantial nature. The address of each company listed, unless otherwise noted, is 33 Gutter Lane, London EC2V 8AS, United Kingdom. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services international clients located principally in the United States.

    David M. Salisbury. Chief Executive Officer, Director and Chairman of SCMI; Joint Chief Executive and Director of Schroder Ltd.

    Richard R. Foulkes. Deputy Chairman/Executive Vice President of SCMI.

    John A. Troiano. Managing Director and Senior Vice President of SCMI. Mr. Troiano is also a Director of Schroder Ltd.

    David Gibson. Senior Vice President and Director of SCMI. Director of Schroder Capital Management.

    John S. Ager. Senior Vice President and Director of SCMI.

    Sharon L. Haugh. Senior Vice President and Director of SCMI, Director and Chairman of Schroder Advisors Inc.

    Gavin D.L. Ralston. Senior Vice President and Managing Director of SCMI.

    Mark J. Smith. Senior Vice President and Director of SCMI.

    Robert G. Davy. Senior Vice President. Mr. Davy is also a Director of Schroder Ltd. and an officer of open end investment companies for which SCMI and/or its affiliates provide investment services.

    Jane P. Lucas. Senior Vice President and Director of SCMI; Director of Schroder Advisors Inc.; Director of Schroder Capital Management.

    C. John Govett. Director of SCMI; Group Managing Director of Schroder Ltd. And Director of Schroders plc.

    Phillipa J. Gould. Senior Vice President and Director of SCMI.

    Louise Croset. First Vice President and Director of SCMI.

    Abdallah Nauphal, Group Vice President and Director of SCMI.

CRESTONE CAPITAL MANAGEMENT, INC.

The description of Crestone Capital Management, Inc. ("Crestone") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Small Company Stock Fund" in the Statement of Additional Information relating to the Small Company Stock Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Crestone, including their business connections which are of a substantial nature. The address of Crestone is 7720 East Belleview Avenue, Suite 220, Englewood Colorado 80111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

    Kirk McCown, President and Director.

    Mark Steven Sunderhuse, Senior Vice President and Director.

    P. Jay Kiedrowski, Director. Mr. Kiedrowski is also President and Chairman of the Board of Norwest and an Executive Vice President of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

    Steven P. Gianoli, Director. Mr. Gianoli is a Vice President of Norwest and Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479.

    Susan Koonsman, Director. Ms. Koonsman is President of Norwest Investments & Trust. Her address is 1740 Broadway, Denver, Colorado 80274.

PEREGRINE CAPITAL MANAGEMENT, INC.

The description of Peregrine Capital Management, Inc. ("Peregrine") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund in the Statement of Additional Information relating to Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund and Small Company Growth Fund, constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Peregrine, including their business connections which are of a substantial nature. The address of Peregrine is LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

    James R. Campbell, Director. Mr. Campbell is President, Chief Executive Odfficer and a Director of Norwest Bank. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-0116

    Patricia D. Burns, Senior Vice President.

    Tasso H. Coin, Senior Vice President.

    John S. Dale, Senior Vice President.

    Julie M. Gerend, Senior Vice President. Prior to September, 1995, Ms. Gerend was Manager, Account Executive at Fidelity Institutional Retirement Services, Co.

    William D. Diese, Senior Vice President.

    Daniel J. Hagen, Vice President. Prior to May, 1996, Mr. Hagen was Managing Director of Piper Jaffray, Inc.

    Ronald G. Hoffman, Senior Vice President and Secretary.

    Frank T. Matthews, Vice President.

    Jeannine McCormick, Senior Vice President.

    Barbara K. McFadden, Senior Vice President.

    Robert B. Mersky, Chairman, President and Chief Executive Officer.

    Gary E. Nussbaum, Senior Vice President.

    James P. Ross, Vice President. Prior to November, 1996, Mr. Ross was Vice President of Norwest Bank.

    Jonathan L. Scharlau, Assistant Vice President.

    Jay H. Strohmaier, Senior Vice President. Prior to September, 1996, Mr. Strohmaier was Senior Vice President/Managed Accounts for Voyageur Asset Management.

    Paul E. von Kuster, Senior Vice President.

    Janelle M. Walter, Assistant Vice President.

    Paul R. Wurm, Senior Vice President.

    J. Daniel Vandermark, Vice President. His address is Sixth and Marquette Avenue, Minneapolis, Minnesota 55479-1013

GALLIARD CAPITAL MANAGEMENT, INC.

The description of Galliard Capital Management, Inc. ("Galliard") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Stable Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund" in the Statement of Additional Information relating to the Stable Income Fund, Diversified Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund and Growth Balanced Fund", constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of Galliard, including their business connections which are of a substantial nature. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

    Peter Jay Kiedrowski, Chairman. Mr. Kiedrowski is President and Chief Executive Officer of NIM; Chairman of Crestone and Executive Vice President of Norwest Bank.

    Richard Merriam, Principal. Mr. Merriam is Chief Investment Officer of Insight Investment Management.

    John Caswell, Principal. Mr. Caswell is Chief Investment Officer of Norwest Bank, N.A.

    Karl Tourville, Principal. Mr. Tourville is Vice President/Head of Fixed Income of Norwest Bank.

    Laura Gideon, Senior Vice President of Marketing. Ms. Gideon is Vice President of Marketing for American Express.

    Leela Scattum, Vice President of Operations. Ms. Scattum is a Fund Accountant for Norwest Bank.

UNITED CAPITAL MANAGEMENT

The description of United Capital Management ("UCM") under the caption "Management - SubAdviser" in the Prospectus and "Management- Adviser - SubAdviser - Diversified Bond Fund, Total return Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" in the Statement of Additional Information relating to the, Diversified Bond Fund, Total Return Bond Fund, Conservative Balanced Fund, Moderate Balanced Fund, Growth Balanced Fund and Contrarian Stock Fund" constituting certain of Parts A and B, respectively, of the Registration Statement, are incorporated by reference herein.

The following are the directors and principal executive officers of UCM, including their business connections which are of a substantial nature. The address of UCM is 1700 Lincoln Street, Suite 3301, Denver, Colorado 80274 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and principal executive officers are connected.

    W. Lon Schreur, President. Mr. Schreur is Senior Vice President of Norwest Bank Colorado, N.A..

    John T. Groton, Vice President. Mr. Groton is Vice President of Norwest Bank Colorado, N.A.

    David B. Kinney, Vice President. Mr. Kinney is Vice President of Norwest Bank Colorado, N.A.

    James C. Peery, Senior Vice President. Mr. Peery is Vice President of Norwest Bank Colorado, N.A.

    Leona F. Bennett, Vice President. Ms. Bennett is Vice President of Norwest Bank Colorado, N.A.

    Denise B. Johnson, Vice President. Mr. Johnson is Vice President of Norwest Bank Colorado, N.A.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter to Core Trust (Delaware), The CRM Funds, The Cutler Trust, Forum Funds, The Highland Family of Funds, Monarch Funds, Norwest Funds, Norwest Select Funds, Sound Shore Fund, Inc. and Trans Adviser Funds, Inc.

(b) John Y. Keffer, President and Secretary of Forum Financial Services, Inc., is the Chairman and President of Registrant. David R. Keffer, Vice President and Treasurer of Forum Financial Services, Inc., is the Vice President, Assistant Treasurer and Assistant Secretary of Registrant. Their business address is Two Portland Square, Portland, Maine.

(c) Not Applicable.

ITEM 30. LOCATION OF BOOKS AND RECORDS.

The majority of accounts, books and other documents required to be maintained by 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Financial Services, Inc. at Two Portland Square, Portland, Maine 04101, at Forum Financial Corp., Two Portland Square, Portland, Maine 04101 and Forum Administrative Services, Limited Liability Company, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of Registrant's custodian. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of Registrant's investment advisers as indicated in the various prospectuses constituting Part A of this Registration Statement.

Additional records are maintained at the offices of Norwest Bank Minnesota, N.A., 733 Marquette Avenue, Minneapolis, MN 55479-0040, Registrant's investment adviser, custodian and transfer agent.

ITEM 31. MANAGEMENT SERVICES.

Not Applicable.

ITEM 32. UNDERTAKINGS.

(i) Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the latter of the effective date of Registrant's Securities Act of 1933 Registration Statement relating to the prospectuses offering those shares or the commencement of public shares of the respective shares; and,

(ii) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders relating to the portfolio or class thereof to which the prospectus relates upon request and without charge.

                                 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 11th day of July, 1997.

                                                 NORWEST FUNDS

                                                 /s/ John Y. Keffer
                                                 -------------------------------
                                                 John Y. Keffer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 11th day of July, 1997.

       Signatures                                Title
       ----------                                -----
(a)    Principal Executive Officer

       /s/ John Y. Keffer                        Chairman and President
       -------------------------------
       John Y. Keffer

(b)    Principal Financial and Accounting Officer

       /s/ Robert B. Campbell                    Treasurer
       -------------------------------
       Robert B. Campbell

(c)    A Majority of the Trustees

         Robert C. Brown                         Trustee
         Donald H. Burkhardt                     Trustee
         James C. Harris                         Trustee
         Richard M. Leach                        Trustee
         Donald C. Willeke                       Trustee
         Timothy J. Penny                        Trustee
         John S. McCune                          Trustee


       By:  /s/ John Y. Keffer
            -------------------------------
            John Y. Keffer
            Attorney in Fact

                                 SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Funds to be signed in the City of Portland, State of Maine on the 11th day of July, 1997.

                                                 CORE TRUST (DELAWARE)



                                                 By:  /s/ John Y. Keffer
                                                      ------------------------
                                                      John Y. Keffer
                                                      President

This amendment to the Registration Statement of Norwest Funds has been signed below by the following persons in the capacities indicated on the 11th day of July, 1997.

       Signatures                                Title
       ----------                                -----
(a)    Principal Executive Officer

       /s/ John Y. Keffer                        Chairman and President
       -------------------------------
       John Y. Keffer

(b)    Principal Financial and Accounting Officer

       /s/ Richard C. Butt                       Treasurer, Principal Financial
       -------------------------------           and Accounting Officer
       Richard C. Butt

(c)    A Majority of the Trustees

       /s/ John Y. Keffer                        Chairman
       -------------------------------
       John Y. Keffer

       J. Michael Parish                         Trustee
       James C. Cheng                            Trustee
       Costas Azariadis                          Trustee

       By:  /s/ John Y. Keffer
            -------------------------------
            John Y. Keffer
            Attorney in Fact

                                 SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Funds to be signed in the City of New York, State of New York on the 2nd day of July, 1997.

                                                 SCHRODER CAPITAL FUNDS

                                                 By:  /s/ Catherine A. Mazza
                                                      ------------------------
                                                      Catherine A. Mazza

This amendment to the Registration Statement of Norwest Funds has been signed below by the following persons in the capacities indicated on the 2nd day of July, 1997.

       Signatures                                Title
       ----------                                -----
(a)    Principal Executive Officer

       MARK J. SMITH

       By:  /s/ Thomas G. Sheehan                President
            -------------------------------      and Trustee
            Thomas G. Sheehan, Attorney-in-Fact

(b)    Principal Financial and
       Accounting Officer

       ROBERT JACKOWITZ                           Treasurer

       By:  /s/ Thomas G. Sheehan
            -------------------------------
            Thomas G. Sheehan, Attorney-in-Fact

(c)    Majority of the Trustees

       PETER E. GUERNSEY                         Trustee
       JOHN I. HOWELL                            Trustee
       HERMANN C. SCHWAB                         Trustee

       By:  /s/ Thomas G. Sheehan
            -------------------------------
            Thomas G. Sheehan
            Attorney-in-Fact